Consolidated Results of Operations (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Sales and revenues:
Sales of Machinery and Power Systems	$ 39,867		$ 29,540		$ 48,044
Revenues of Financial Products	2,721		2,856		3,280
Total sales and revenues	42,588		32,396		51,324
Operating costs:
Cost of goods sold	30,367		23,886		38,415
Selling, general and administrative expenses	4,248		3,645		4,399
Research and development expenses	1,905		1,421		1,728
Interest expense of Financial Products	914		1,045		1,153
Other operating (income) expenses	1,191		1,822		1,181
Total operating costs	38,625		31,819		46,876
Operating profit	3,963		577		4,448
Interest expense excluding Financial Products	343		389		274
Other income (expense)	130		381		327
Consolidated profit before taxes	3,750		569		4,501
Provision (benefit) for income taxes	968		(270)		953
Profit of consolidated companies	2,782		839		3,548
Equity in profit (loss) of unconsolidated affiliated companies	(24)		(12)		37
Profit of consolidated and affiliated companies	2,758		827		3,585
Less: Profit (loss) attributable to noncontrolling interests	58		(68)		28
Profit	$ 2,700	[1]	$ 895	[1]	$ 3,557	[1]
Profit per common share (in dollars per share)	$ 4.28		$ 1.45		$ 5.83
Profit per common share - diluted (in dollars per share)	$ 4.15	[2]	$ 1.43	[2]	$ 5.66	[2]
Weighted-average common shares outstanding (millions)
- Basic (in shares)	631.5		615.2		610.5
- Diluted (in shares)	650.4	[2]	626	[2]	627.9	[2]
Cash dividends declared per common share (in dollars per share)	$ 1.74		$ 1.68		$ 1.62

[1]	Profit attributable to common stockholders.
[2]	Diluted by assumed exercise of stock-based compensation awards, using the treasury stock method.

Consolidated Financial Position (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and short-term investments	$ 3,592	$ 4,867	$ 2,736
Receivables - trade and other	8,494	5,611	9,397
Receivables - finance	8,298	8,301	8,731
Deferred and refundable income taxes	931	1,216	1,223
Prepaid expenses and other current assets	908	862	1,017
Inventories	9,587	6,360	8,781
Total current assets	31,810	27,217	31,885
Property, plant and equipment - net	12,539	12,386	12,524
Long-term receivables - trade and other	793	971	1,479
Long-term receivables - finance	11,264	12,279	14,264
Investments in unconsolidated affiliated companies	164	105	94
Noncurrent deferred and refundable income taxes	2,493	2,714	3,311
Intangible assets	805	465	511
Goodwill	2,614	2,269	2,261
Other assets	1,538	1,632	1,453
Total assets	64,020	60,038	67,782
Short-term borrowings:
Machinery and Power Systems	204	433	1,632
Financial Products	3,852	3,650	5,577
Accounts payable	5,856	2,993	4,827
Accrued expenses	2,880	2,641	3,254
Accrued wages, salaries and employee benefits	1,670	797	1,242
Customer advances	1,831	1,217	1,898
Dividends payable	281	262	253
Other current liabilities	1,521	1,281	1,450
Long-term debt due within one year:
Machinery and Power Systems	495	302	456
Financial Products	3,430	5,399	5,036
Total current liabilities	22,020	18,975	25,625
Long-term debt due after one year:
Machinery and Power Systems	4,505	5,652	5,736
Financial Products	15,932	16,195	17,098
Liability for postemployment benefits	7,584	7,420	9,975
Other liabilities	2,654	2,496	2,634
Total liabilities	52,695	50,738	61,068
Commitments and contingencies (Notes 20 and 21)
Redeemable noncontrolling interest (Note 24)	461	477	524
Stockholders' equity
Common stock of $1.00 par: Authorized shares: 2,000,000,000 Issued shares: (2010, 2009 and 2008 - 814,894,624) at paid-in amount	3,888	3,439	3,057
Treasury stock: (2010 - 176,071,910 shares; 2009 - 190,171,905 shares and 2008 - 213,367,983 shares) at cost	(10,397)	(10,646)	(11,217)
Profit employed in the business	21,384	19,711	19,826
Accumulated other comprehensive income (loss)	(4,051)	(3,764)	(5,579)
Noncontrolling interests	40	83	103
Total stockholders' equity	10,864	8,823	6,190
Total liabilities, redeemable noncontrolling interest and stockholders' equity	$ 64,020	$ 60,038	$ 67,782

Consolidated Financial Position (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Financial Position
Common stock, par value (in dollars per share)	$ 1	$ 1	$ 1
Common stock, Authorized shares	2,000,000,000
Common stock, Issued shares	814,894,624	814,894,624	814,894,624
Treasury stock, shares	176,071,910	190,171,905	213,367,983

Changes in Consolidated Stockholders' Equity (USD $) In Millions		Total	Common stock	Treasury stock	Profit employed in the business	Accumulated other comprehensive income (loss)	Noncontrolling interests	Comprehensive income (loss)
Balance at Dec. 31, 2007		$ 8,980	$ 2,744	$ (9,451)	$ 17,365	$ (1,791)	$ 113
Increase (Decrease) in Stockholders' Equity
Profit of consolidated and affiliated companies		3,585			3,557		28	3,585
Foreign currency translation, net of tax of $73, $37 and $133 for the year 2010, 2009 and 2008 respectively		(465)				(488)	23	(465)
Pension and other postretirement benefits
Current year actuarial gain (loss), net of tax of $214, $401 and $1,854 for the year 2010, 2009 and 2008 respectively		(3,445)				(3,415)	(30)	(3,445)
Amortization of actuarial (gain) loss, net of tax of $173, $113 and $84 for the year 2010, 2009 and 2008 respectively		151				150	1	151
Current year prior service cost, net of tax of $3, $249 and $5 for the year 2010, 2009 and 2008 respectively		(9)				(9)		(9)
Amortization of transition (asset) obligation, net of tax of $1, $1 and $1 for the year 2010, 2009 and 2008 respectively		2				2		2
Derivative financial instruments
Gains (losses) deferred, net of tax of $29, $16 and $67 for the year 2010, 2009 and 2008 respectively		100				100		100
(Gains) losses reclassified to earnings, net of tax of $18, $36 and $14 for the year 2010, 2009 and 2008 respectively		(20)				(22)	2	(20)
Retained interests
Gains (losses) deferred, net of tax of $9 and $13 for the year 2009 and 2008 respectively		(22)				(22)		(22)
(Gains) losses reclassified to earnings, net of tax of $11 and $8 for the year 2009 and 2008 respectively		13				13		13
Available-for-sale securities
Gains (losses) deferred, net of tax of $25, $47 and $67 for the year 2010, 2009 and 2008 respectively		(125)				(125)		(125)
(Gains) losses reclassified to earnings, net of tax of $2, $5 and $15 for the year 2010, 2009 and 2008 respectively		28				28		28
Dividends declared		(981)			(981)
Distributions to noncontrolling interests		(10)					(10)
Change in ownership for noncontrolling interests		(26)					(26)
Common shares issued from treasury stock for stock-based compensation: 12,612,514, 3,571,268 and 4,807,533 for the year 2010, 2009 and 2008 respectively		135	7	128
Stock-based compensation expense		194	194
Net excess tax benefits from stock-based compensation		56	56
Shares repurchased: 27,267,026	[1]	(1,894)		(1,894)
Stock repurchase derivative contracts		56	56
Cat Japan share redemption	[2]	(113)			(115)		2
Comprehensive income (loss)								(207)
Balance at Dec. 31, 2008		6,190	3,057	(11,217)	19,826	(5,579)	103
Increase (Decrease) in Stockholders' Equity
Profit of consolidated and affiliated companies		827			895		(68)	827
Foreign currency translation, net of tax of $73, $37 and $133 for the year 2010, 2009 and 2008 respectively		363				342	21	363
Pension and other postretirement benefits
Current year actuarial gain (loss), net of tax of $214, $401 and $1,854 for the year 2010, 2009 and 2008 respectively		925				924	1	925
Amortization of actuarial (gain) loss, net of tax of $173, $113 and $84 for the year 2010, 2009 and 2008 respectively		187				187		187
Current year prior service cost, net of tax of $3, $249 and $5 for the year 2010, 2009 and 2008 respectively		300				300		300
Amortization of prior service cost, net of tax of $12 and $8 for the year 2010 and 2009 respectively		(2)				(2)		(2)
Amortization of transition (asset) obligation, net of tax of $1, $1 and $1 for the year 2010, 2009 and 2008 respectively		1				1		1
Derivative financial instruments
Gains (losses) deferred, net of tax of $29, $16 and $67 for the year 2010, 2009 and 2008 respectively		19				19		19
(Gains) losses reclassified to earnings, net of tax of $18, $36 and $14 for the year 2010, 2009 and 2008 respectively		(56)				(54)	(2)	(56)
Retained interests
Gains (losses) deferred, net of tax of $9 and $13 for the year 2009 and 2008 respectively	[3]	(16)				(16)		(16)
(Gains) losses reclassified to earnings, net of tax of $11 and $8 for the year 2009 and 2008 respectively		20				20		20
Available-for-sale securities
Gains (losses) deferred, net of tax of $25, $47 and $67 for the year 2010, 2009 and 2008 respectively		86				86		86
(Gains) losses reclassified to earnings, net of tax of $2, $5 and $15 for the year 2010, 2009 and 2008 respectively		8				8		8
Dividends declared		(1,038)			(1,038)
Distributions to noncontrolling interests		(10)					(10)
Change in ownership for noncontrolling interests		(18)	(3)				(15)
Common shares issued from treasury stock for stock-based compensation: 12,612,514, 3,571,268 and 4,807,533 for the year 2010, 2009 and 2008 respectively		89	(14)	103
Common shares issued from treasury stock for benefit plans: 1,487,481 and 19,624,810 for the year 2010 and 2009 respectively	[4]	718	250	468
Stock-based compensation expense		132	132
Net excess tax benefits from stock-based compensation		17	17
Cat Japan share redemption	[2]	81			28		53
Comprehensive income (loss)								2,662
Balance at Dec. 31, 2009		8,823	3,439	(10,646)	19,711	(3,764)	83
Balance, as adjusted at Dec. 31, 2009		8,820	3,439	(10,646)	19,705	(3,761)	83
Increase (Decrease) in Stockholders' Equity
Adjustment to adopt consolidation of variable interest entities	[5]	(3)			(6)	3
Profit of consolidated and affiliated companies		2,758			2,700		58	2,758
Foreign currency translation, net of tax of $73, $37 and $133 for the year 2010, 2009 and 2008 respectively		(34)				(52)	18	(34)
Pension and other postretirement benefits
Current year actuarial gain (loss), net of tax of $214, $401 and $1,854 for the year 2010, 2009 and 2008 respectively		(540)				(539)	(1)	(540)
Amortization of actuarial (gain) loss, net of tax of $173, $113 and $84 for the year 2010, 2009 and 2008 respectively		310				307	3	310
Current year prior service cost, net of tax of $3, $249 and $5 for the year 2010, 2009 and 2008 respectively		(8)				(8)		(8)
Amortization of prior service cost, net of tax of $12 and $8 for the year 2010 and 2009 respectively		(17)				(17)		(17)
Amortization of transition (asset) obligation, net of tax of $1, $1 and $1 for the year 2010, 2009 and 2008 respectively		1				1		1
Derivative financial instruments
Gains (losses) deferred, net of tax of $29, $16 and $67 for the year 2010, 2009 and 2008 respectively		(50)				(50)		(50)
(Gains) losses reclassified to earnings, net of tax of $18, $36 and $14 for the year 2010, 2009 and 2008 respectively		35				35		35
Available-for-sale securities
Gains (losses) deferred, net of tax of $25, $47 and $67 for the year 2010, 2009 and 2008 respectively		37				37		37
(Gains) losses reclassified to earnings, net of tax of $2, $5 and $15 for the year 2010, 2009 and 2008 respectively		(4)				(4)		(4)
Dividends declared		(1,103)			(1,103)
Change in ownership for noncontrolling interests		(135)	(69)				(66)
Common shares issued from treasury stock for stock-based compensation: 12,612,514, 3,571,268 and 4,807,533 for the year 2010, 2009 and 2008 respectively		296	74	222
Common shares issued from treasury stock for benefit plans: 1,487,481 and 19,624,810 for the year 2010 and 2009 respectively	[4]	94	67	27
Stock-based compensation expense		226	226
Net excess tax benefits from stock-based compensation		151	151
Cat Japan share redemption	[2]	27			82		(55)
Comprehensive income (loss)								2,488
Balance at Dec. 31, 2010		$ 10,864	$ 3,888	$ (10,397)	$ 21,384	$ (4,051)	$ 40

[1]	Amount consists of $1,800 million of cash-settled purchases and $94 million of derivative contracts.
[2]	See Notes 23 and 24 regarding the Cat Japan share redemption.
[3]	Includes noncredit component of other-than-temporary impairment losses on retained interests of $(8) million, net of tax of $4 million, for the twelve months ended December 31, 2009. See Note 6 and 17 for additional information.
[4]	See Note 12 regarding shares issued for benefit plans.
[5]	See Note 6 for additional information.

Changes in Consolidated Stockholders' Equity (Parenthetical) (USD $) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Changes in Consolidated Stockholders' Equity
Foreign currency translation, tax	$ 73		$ 37		$ 133
Current year actuarial gain (loss), tax	214		401		1,854
Amortization of actuarial (gain) loss, tax	173		113		84
Current year prior service cost, tax	3		249		5
Amortization of prior service cost, tax	12		8
Amortization of transition (asset) obligation, tax	1		1		1
Derivative financial instruments, Gains (losses) deferred, tax	29		16		67
Derivative financial instruments, (Gains) losses reclassified to earnings, tax	18		36		14
Retained interests, Gains (losses) deferred, tax			9		13
Retained interests, (Gains) losses reclassified to earnings, tax			11		8
Available-for-sale securities, Gains (losses) deferred, tax	25		47		67
Available-for-sale securities, (Gains) losses reclassified to earnings, tax	2		5		15
Common shares issued from treasury stock for stock-based compensation (in shares)	12,612,514		3,571,268		4,807,533
Common shares issued from treasury stock for benefit plans (in shares)	1,487,481	[1]	19,624,810	[1]
Shares repurchased (in shares)					27,267,026
Shares repurchased, cash-settled purchases					1,800
Shares repurchased, derivative contracts					94
Impairment losses on securitized retained interest, net of tax			(8)
Impairment losses on securitized retained interest, tax			$ 4

[1]	See Note 12 regarding shares issued for benefit plans.

Consolidated Statement of Cash Flow (USD $) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Cash flow from operating activities:
Profit of consolidated and affiliated companies	$ 2,758		$ 827		$ 3,585
Adjustments for non-cash items:
Depreciation and amortization	2,296		2,336		1,980
Other	469		137		355
Changes in assets and liabilities, net of acquisitions:
Receivables - trade and other	(2,320)		4,014		(545)
Inventories	(2,667)		2,501		(833)
Accounts payable	2,570		(1,878)		(129)
Accrued expenses	117		(505)		660
Accrued wages, salaries and employee benefits	847		(534)		154
Customer advances	604		(646)		286
Other assets - net	358		235		(470)
Other liabilities - net	(23)		12		(371)
Net cash provided by (used for) operating activities	5,009		6,499		4,672
Cash flow from investing activities:
Capital expenditures - excluding equipment leased to others	(1,575)		(1,504)		(2,320)
Expenditures for equipment leased to others	(1,011)		(968)		(1,566)
Proceeds from disposals of leased assets and property, plant and equipment	1,469		1,242		982
Additions to finance receivables	(8,498)		(7,107)		(14,031)
Collections of finance receivables	8,987		9,288		9,717
Proceeds from sale of finance receivables	16		100		949
Investments and acquisitions (net of cash acquired)	(1,126)		(19)		(117)
Proceeds from sale of available-for-sale securities	228		291		357
Investments in available-for-sale securities	(217)		(349)		(339)
Other - net	132		(128)		197
Net cash provided by (used for) investing activities	(1,595)		846		(6,171)
Cash flow from financing activities:
Dividends paid	(1,084)		(1,029)		(953)
Distribution to noncontrolling interests			(10)		(10)
Common stock issued, including treasury shares reissued	296		89		135
Payment for stock repurchase derivative contracts					(38)
Treasury shares purchased					(1,800)
Excess tax benefit from stock-based compensation	153		21		56
Acquisitions of noncontrolling interests	(132)		(6)
Proceeds from debt issued (original maturities greater than three months):
- Machinery and Power Systems	216		458		1,673
- Financial Products	8,108		11,833		16,257
Payments on debt (original maturities greater than three months):
- Machinery and Power Systems	(1,298)		(918)		(296)
- Financial Products	(11,163)		(11,769)		(14,143)
Short-term borrowings (original maturities three months or less) - net	291		(3,884)		2,074
Net cash provided by (used for) financing activities	(4,613)		(5,215)		2,955
Effect of exchange rate changes on cash	(76)		1		158
Increase (decrease) in cash and short-term investments	(1,275)		2,131		1,614
Cash and short-term investments at beginning of period	4,867		2,736		1,122
Cash and short-term investments at end of period	3,592		4,867		2,736
Non-cash activities:
Common shares issued from treasury stock for benefit plans (in shares)	1,487,481	[1]	19,624,810	[1]
Common shares issued from treasury stock for benefit plans	$ 94	[1]	$ 718	[1]

[1]	See Note 12 regarding shares issued for benefit plans.

Operations and summary of significant accounting policies	12 Months Ended
Dec. 31, 2010
Operations and summary of significant accounting policies
Operations and summary of significant accounting policies

1.     Operations and summary of significant accounting policies

A.    Nature of operations

Information in our financial statements and related commentary are presented in the following categories:

Machinery and Power Systems — Represents the aggregate total of Construction Industries, Resource Industries, Power Systems, and All Other segments and related corporate items and eliminations.

Financial Products — Primarily includes the company’s Financial Products Segment.  This category includes Caterpillar Financial Services Corporation (Cat Financial), Caterpillar Insurance Holdings Inc. (Cat Insurance) and their respective subsidiaries.

As discussed in Note 22 — Segment Information, during the first quarter of 2011, we revised our reportable segments in line with the changes to our organizational structure that were announced during 2010.  The 2008, 2009 and 2010 financial information has been retrospectively revised to reflect the change in reportable segments.

Our products are sold primarily under the brands “Caterpillar,” “CAT,” design versions of “CAT” and “Caterpillar,” “Electro-Motive,” “FG Wilson,” “MaK,” “Olympian,” “Perkins,” “Progress Rail” and “Solar Turbines”.

We conduct operations in our Machinery and Power Systems businesses under highly competitive conditions, including intense price competition. We place great emphasis on the high quality and performance of our products and our dealers’ service support. Although no one competitor is believed to produce all of the same types of machines and engines that we do, there are numerous companies, large and small, which compete with us in the sale of each of our products.

Machines are distributed principally through a worldwide organization of dealers (dealer network), 50 located in the United States and 138 located outside the United States. Worldwide, these dealers serve 182 countries and operate 3,475 places of business, including 1,341 dealer rental outlets.  Reciprocating engines are sold principally through the dealer network and to other manufacturers for use in products manufactured by them. Some of the reciprocating engines manufactured by Perkins are also sold through a worldwide network of 142 distributors located in 183 countries. The FG Wilson branded electric power generation systems are sold through a worldwide network of 154 distributors located in 179 countries.  Some of the large, medium speed reciprocating engines are also sold under the MaK brand through a worldwide network of 19 distributors located in 130 countries.  Our dealers do not deal exclusively with our products; however, in most cases sales and servicing of our products are the dealers’ principal business. Turbines are sold through sales forces employed by the company. At times, these employees are assisted by independent sales representatives.

Manufacturing activities of Machinery and Power Systems are conducted in 94 plants in the United States; 16 in the United Kingdom; nine each in Italy and Mexico; eight in China; six in Canada; five in France; four each in Australia, Brazil and India; three in Poland; two each in Germany, Indonesia, Japan and the Netherlands; and one each in Belgium, Hungary, Malaysia, Nigeria, Russia, South Korea, Switzerland and Tunisia. Twelve parts distribution centers are located in the United States and 17 are located outside the United States.

Financial Products also conducts operations under highly competitive conditions. Financing for users of Caterpillar products is available through a variety of competitive sources, principally commercial banks and finance and leasing companies. We emphasize prompt and responsive service to meet customer requirements and offer various financing plans designed to increase the opportunity for sales of our products and generate financing income for our company. Financial Products activity is conducted primarily in the United States, with additional offices in Africa, Asia, Australia, Canada, the Commonwealth of Independent States, Europe, Latin America and the Middle East.

B.    Basis of consolidation

The financial statements include the accounts of Caterpillar Inc. and its subsidiaries.  Investments in companies that are owned 20% to 50% or are less than 20% owned and for which we have significant influence are accounted for by the equity method.  See Note 9 for further discussion.

We consolidate all variable interest entities (VIEs) where Caterpillar Inc. is the primary beneficiary.  For VIEs, we assess whether we are the primary beneficiary as prescribed by the accounting guidance on the consolidation of VIEs.  The primary beneficiary of a VIE is the party that has both the power to direct the activities that most significantly impact the entity’s economic performance, and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE.  We adopted the consolidation of variable interest entities guidance issued in June 2009 effective January 1, 2010.  See Note 1K for additional information.

Certain amounts for prior years have been reclassified to conform with the current-year financial statement presentation.

Shipping and handling costs are included in Cost of goods sold in Statement 1.  Other operating (income) expenses primarily include Cat Financial’s depreciation of equipment leased to others, Cat Insurance’s underwriting expenses, gains (losses) on disposal of long-lived assets, long-lived asset impairment charges, employee separation charges and benefit plan curtailment, settlement and special termination benefits.

Prepaid expenses and other current assets in Statement 2 include core to be returned for remanufacturing, prepaid rent, prepaid insurance and other prepaid items.  In addition, at December 31, 2008, this line included a security deposit of  $232 million related to a deposit obligation due in 2009.  See Note 14 for further discussion.

C.    Sales and revenue recognition

Sales of Machinery and Power Systems are recognized and earned when all the following criteria are satisfied:  (a) persuasive evidence of a sales arrangement exists; (b) price is fixed and determinable; (c) collectability is reasonably assured; and (d) delivery has occurred.  Persuasive evidence of an arrangement and a fixed or determinable price exist once we receive an order or contract from a customer or independently owned and operated dealer.  We assess collectability at the time of the sale and if collectability is not reasonably assured, the sale is deferred and not recognized until collectability is probable or payment is received.  Typically, where product is produced and sold in the same country, title and risk of ownership transfer when the product is shipped.  Products that are exported from a country for sale typically pass title and risk of ownership at the border of the destination country.

Sales of certain turbine machinery units are recognized under accounting for construction-type contracts, primarily using the percentage-of-completion method.  Revenue is recognized based upon progress towards completion, which is estimated and continually updated over the course of construction.  We provide for any loss that we expect to incur on these contracts when that loss is probable.

Our remanufacturing operations are primarily focused on the remanufacture of Cat engines and components and rail related products.  In this business, used engines and related components (core) are inspected, cleaned and remanufactured.  In connection with the sale of most of our remanufactured product, we collect a deposit from the dealer that is repaid if the dealer returns an acceptable core within a specified time period.  Caterpillar owns and has title to the cores when they are returned from dealers.  The rebuilt engine or component (the core plus any new content) is then sold as a remanufactured product to dealers and customers.  Revenue is recognized pursuant to the same criteria as machinery and engine sales noted above (title to the entire remanufactured product passes to the dealer upon sale).  At the time of sale, the deposit is recognized in Other current liabilities in Statement 2.  In addition, the core to be returned is recognized as an asset in Prepaid expenses and other current assets in Statement 2 at the estimated replacement cost (based on historical experience with useable cores).  Upon receipt of an acceptable core, we repay the deposit and relieve the liability.  The returned core is then included in inventory.  In the event that the deposit is forfeited (i.e. upon failure by the dealer to return an acceptable core in the specified time period), we recognize the core deposit and the cost of the core in revenue and expense, respectively.

No right of return exists on sales of equipment.  Replacement part returns are estimable and accrued at the time a sale is recognized.

We provide discounts to dealers through merchandising programs.  We have numerous programs that are designed to promote the sale of our products.  The most common dealer programs provide a discount when the dealer sells a product to a targeted end user.  The cost of these discounts is estimated based on historical experience and known changes in merchandising programs and is reported as a reduction to sales when the product sale is recognized.

Our standard invoice terms are established by marketing region. When a sale is made to a dealer, the dealer is responsible for payment even if the product is not sold to an end customer and must make payment within the standard terms to avoid interest costs. Interest at or above prevailing market rates is charged on any past due balance. Our policy is to not forgive this interest.  In 2010, terms were extended to not more than one year for  $221 million of receivables, which represents less than 1% of consolidated sales.  In 2009 and 2008, terms were extended to not more than one year for  $312 million and  $544 million of receivables, respectively, which represent approximately 1% of consolidated sales.

We establish a bad debt allowance for Machinery and Power Systems receivables when it becomes probable that the receivable will not be collected.  Our allowance for bad debts is not significant.

Revenues of Financial Products primarily represent the following Cat Financial revenues:

·      Retail (end-customer) finance revenue on finance leases and installment sale contracts is recognized over the term of the contract at a constant rate of return on the scheduled outstanding principal balance.  Revenue on retail notes is recognized based on the daily balance of retail receivables outstanding and the applicable effective interest rate.

·      Operating lease revenue is recorded on a straight-line basis in the period earned over the life of the contract.

·      Wholesale (dealer) finance revenue on installment contracts and finance leases is recognized over the term of the contract at a constant rate of return on the scheduled outstanding principal balance.  Revenue on wholesale notes is recognized based on the daily balance of wholesale receivables outstanding and the applicable effective interest rate.

·      Loan origination and commitment fees are deferred and then amortized to revenue using the interest method over the life of the finance receivables.

Recognition of income is suspended when collection of future income is not probable. Accrual is resumed, and previously suspended income is recognized, when the receivable becomes contractually current and/or collection doubts are removed. Cat Financial provides wholesale inventory financing to dealers. See Note 6 for more information.

Sales and revenues are presented net of sales and other related taxes.

D.    Inventories

Inventories are stated at the lower of cost or market. Cost is principally determined using the last-in, first-out (LIFO) method. The value of inventories on the LIFO basis represented about 70% of total inventories at December 31, 2010, 2009 and 2008.

If the FIFO (first-in, first-out) method had been in use, inventories would have been  $2,575 million,  $3,022 million and  $3,216 million higher than reported at December 31, 2010, 2009 and 2008, respectively.

E.     Securitized receivables

Cat Financial periodically transfers certain finance receivables relating to retail installment sale contracts and finance leases to special purpose entities (SPEs) as part of their asset-backed securitization program.  When finance receivables are securitized, Cat Financial retains interests in the receivables in the form of subordinated certificates, an interest in future cash flows (excess), reserve accounts and servicing rights. In accordance with the new consolidation accounting guidance adopted January 1, 2010, these SPEs were concluded to be VIEs.  Cat Financial determined that it was the primary beneficiary based on its power to direct activities through its role as servicer and its obligation to absorb losses and right to receive benefits and therefore consolidated the entities using the carrying amounts of the SPEs’ assets and liabilities. Prior to January 1, 2010, the retained interests were recorded in Other assets at fair value. Cat Financial estimated fair value and cash flows using a valuation model and key assumptions for credit losses, prepayment rates and discount rates. See Note 6 and Note 17 for more information.

F.     Depreciation and amortization

Depreciation of plant and equipment is computed principally using accelerated methods. Depreciation on equipment leased to others, primarily for Financial Products, is computed using the straight-line method over the term of the lease. The depreciable basis is the original cost of the equipment less the estimated residual value of the equipment at the end of the lease term. In 2010, 2009 and 2008, Cat Financial depreciation on equipment leased to others was  $690 million,  $713 million and  $724 million, respectively, and was included in Other operating (income) expenses in Statement 1. In 2010, 2009 and 2008, consolidated depreciation expense was  $2,202 million,  $2,254 million and  $1,907 million, respectively. Amortization of purchased finite-lived intangibles is computed principally using the straight-line method, generally not to exceed a period of 20 years.

G.    Foreign currency translation

The functional currency for most of our Machinery and Power Systems consolidated companies is the U.S. dollar. The functional currency for most of our Financial Products and affiliates accounted for under the equity method is the respective local currency.  Gains and losses resulting from the translation of foreign currency amounts to the functional currency are included in Other income (expense) in Statement 1. Gains and losses resulting from translating assets and liabilities from the functional currency to U.S. dollars are included in Accumulated other comprehensive income (loss) in Statement 2.

H.    Derivative financial instruments

Our earnings and cash flow are subject to fluctuations due to changes in foreign currency exchange rates, interest rates and commodity prices.  Our Risk Management Policy (policy) allows for the use of derivative financial instruments to prudently manage foreign currency exchange rate, interest rate, commodity price and Caterpillar stock price exposures and not for the purpose of creating speculative positions.  Derivatives that we use are primarily foreign currency forward and option contracts, interest rate swaps, commodity forward and option contracts and stock repurchase contracts. All derivatives are recorded at fair value.  See Note 3 for more information.

I.      Income taxes

The provision for income taxes is determined using the asset and liability approach.  Tax laws require items to be included in tax filings at different times than the items are reflected in the financial statements.  A current liability is recognized for the estimated taxes payable for the current year.  Deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid.  Deferred taxes are adjusted for enacted changes in tax rates and tax laws.  Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

J.     Estimates in financial statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts. The more significant estimates include: residual values for leased assets, fair values for goodwill impairment tests, impairment of available-for-sale securities, warranty liability, stock-based compensation and reserves for product liability and insurance losses, postretirement benefits, post-sale discounts, credit losses and income taxes.

K.    New accounting guidance

Fair value measurements - In September 2006, the FASB issued accounting guidance on fair value measurements, which provides a common definition of fair value and a framework for measuring assets and liabilities at fair values when a particular standard prescribes it. In addition, this guidance expands disclosures about fair value measurements. In February 2008, the FASB issued additional guidance that (1) deferred the effective date of the original guidance for one year for certain nonfinancial assets and nonfinancial liabilities and (2) removed certain leasing transactions from the scope of the original guidance.  We applied this new guidance to financial assets and liabilities effective January 1, 2008 and nonfinancial assets and liabilities effective January 1, 2009. The adoption of this guidance did not have a material impact on our financial statements.  See Note 17 for additional information.

In January 2010, the FASB issued new accounting guidance that requires the gross presentation of activity within the Level 3 fair value measurement roll forward and details of transfers in and out of Level 1 and 2 fair value measurements.  It also clarifies existing disclosure requirements regarding the level of disaggregation of fair value measurements and disclosures on inputs.  We adopted this new accounting guidance for the quarterly period ended March 31, 2010.  The adoption of this guidance did not have a material impact on our financial statements.  See Note 17 for additional information.

Employers’ accounting for defined benefit pension and other postretirement plans - In September 2006, the FASB issued accounting guidance on employers’ accounting for defined benefit pension and other postretirement plans. This guidance requires recognition of the overfunded or underfunded status of pension and other postretirement benefit plans on the balance sheet.  Under this guidance, gains and losses, prior service costs and credits and any remaining transition amounts under previous guidance that have not yet been recognized through net periodic benefit cost are recognized in Accumulated other comprehensive income (loss), net of tax effects, until they are amortized as a component of net periodic benefit cost. Also, the measurement date — the date at which the benefit obligation and plan assets are measured — is required to be the company’s fiscal year-end.

We adopted the balance sheet recognition provisions at December 31, 2006. We adopted the year-end measurement date effective January 1, 2008 using the “one measurement” approach.  Under the one measurement approach, net periodic benefit cost for the period between any early measurement date and the end of the fiscal year that the measurement provisions are applied is allocated proportionately between amounts to be recognized as an adjustment of Profit employed in the business and net periodic benefit cost for the fiscal year.  Previously, we used a November 30th measurement date for our U.S. pension and other postretirement benefit plans and September 30th for our non-U.S. plans.  The following summarizes the effect of adopting the year-end measurement date provisions as of January 1, 2008.  See Note 12 for additional information.

Adoption of postretirement benefit year-end measurement date

	January 1, 2008		January 1, 2008
(Millions of dollars)	Prior to adoption	Adjustment	Post adoption
Noncurrent deferred and refundable income taxes	$1,553	$8	$1,561
Liability for postemployment benefits	5,059	24	5,083
Accumulated other comprehensive income (loss)	(1,808)	17	(1,791)
Profit employed in the business	17,398	(33)	17,365

Business combinations and noncontrolling interests in consolidated financial statements - In December 2007, the FASB issued accounting guidance on business combinations and noncontrolling interests in consolidated financial statements.  The guidance on business combinations requires the acquiring entity in a business combination to recognize the assets acquired and liabilities assumed. Further, it changes the accounting for acquired in-process research and development assets, contingent consideration, partial acquisitions and transaction costs.  Under the guidance on noncontrolling interests, all entities are required to report noncontrolling (minority) interests in subsidiaries as equity in the consolidated financial statements. In addition, transactions between an entity and noncontrolling interests are treated as equity transactions.  We adopted this new guidance on January 1, 2009.  As required, the guidance on noncontrolling interests was adopted through retrospective application, and all prior period information has been adjusted accordingly. The adoption of this guidance did not have a material impact on our financial statements.  See Note 23 for further details.

Disclosures about derivative instruments and hedging activities - In March 2008, the FASB issued accounting guidance on disclosures about derivative instruments and hedging activities.  This guidance expands disclosures for derivative instruments by requiring entities to disclose the fair value of derivative instruments and their gains or losses in tabular format.  It also requires disclosure of information about credit risk-related contingent features in derivative agreements, counterparty credit risk, and strategies and objectives for using derivative instruments.  We adopted this new guidance on January 1, 2009.  The adoption of this guidance did not have a material impact on our financial statements.  See Note 3 for additional information.

Employers’ disclosures about postretirement benefit plan assets - In December 2008, the FASB issued accounting guidance on employers’ disclosures about postretirement benefit plan assets. This guidance expands the disclosure set forth in previous guidance by adding required disclosures about (1) how investment allocation decisions are made by management, (2) major categories of plan assets, and (3) significant concentration of risk. Additionally, this guidance requires an employer to disclose information about the valuation of plan assets similar to that required under the accounting guidance on fair value measurements.  We adopted this guidance for our financial statements for the annual period ended December 31, 2009.  The adoption of this guidance did not have a material impact on our financial statements. See Note 12 for additional information.

Recognition and presentation of other-than-temporary impairments - In April 2009, the FASB issued accounting guidance on the recognition and presentation of other-than-temporary impairments.  This new guidance amends the existing impairment guidance relating to certain debt securities and requires a company to assess the likelihood of selling the security prior to recovering its cost basis.  When a security meets the criteria for impairment, the impairment charges related to credit losses would be recognized in earnings, while noncredit losses would be reflected in other comprehensive income.  Additionally, it requires a more detailed, risk-oriented breakdown of major security types and related information. We adopted this guidance on April 1, 2009.  The adoption of this guidance did not have a material impact on our financial statements.  See Notes 6 and 11 for additional information.

Accounting for transfers of financial assets - In June 2009, the FASB issued accounting guidance on accounting for transfers of financial assets.  This guidance amends previous guidance by including: the elimination of the qualifying special-purpose entity (QSPE) concept; a new participating interest definition that must be met for transfers of portions of financial assets to be eligible for sale accounting; clarifications and changes to the derecognition criteria for a transfer to be accounted for as a sale; and a change to the amount of recognized gain or loss on a transfer of financial assets accounted for as a sale when beneficial interests are received by the transferor.  Additionally, the guidance requires extensive new disclosures regarding an entity’s involvement in a transfer of financial assets.  Finally, existing QSPEs (prior to the effective date of this guidance) must be evaluated for consolidation by reporting entities in accordance with the applicable consolidation guidance upon the elimination of this concept.  We adopted this new guidance on January 1, 2010.  The adoption of this guidance did not have a material impact on our financial statements.

Consolidation of variable-interest entities - In June 2009, the FASB issued accounting guidance on the consolidation of VIEs.  This new guidance revises previous guidance by eliminating the exemption for qualifying special purpose entities, by establishing a new approach for determining who should consolidate a VIE and by changing when it is necessary to reassess who should consolidate a VIE.  We adopted this new guidance on January 1, 2010.  The adoption of this guidance resulted in the consolidation of QSPEs related to Cat Financial’s asset-backed securitization program that were previously not recorded on our consolidated financial statements.  The restricted assets (Receivables-finance, Long-term receivables-finance, Prepaid expenses and other current assets, and Other assets) of the consolidated QSPEs totaled  $324 million at January 1, 2010.  The liabilities (Accrued expenses, Long-term debt due within one year-Financial Products and Long-term debt due after one year-Financial Products) of the consolidated QSPEs totaled  $327 million at January 1, 2010.  See Note 6 for additional information.

Disclosures about the credit quality of financing receivables and the allowance for credit losses — In July 2010, the FASB issued accounting guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.  The guidance expands disclosures for the allowance for credit losses and financing receivables by requiring entities to disclose information at disaggregated levels.  It also requires disclosure of credit quality indicators, past due information and modifications of financing receivables.  For end of period balances, the new disclosures were effective December 31, 2010 and did not have a material impact on our financial statements.  For activity during a reporting period, the disclosures will be effective January 1, 2011 and we do not expect the adoption to have a material impact on our financial statements.   See Note 6 for additional information.

L.    Goodwill

Goodwill represents the excess of the cost of a business combination over the fair value of the net assets acquired.  We are required to test goodwill for impairment, at the reporting unit level, annually and when events or circumstances indicate the fair value of a reporting unit may be below its carrying value.  A reporting unit is an operating segment or sub-segment to which goodwill is assigned when initially recorded. We assign goodwill to reporting units based on our integration plans and the expected synergies resulting from the business combination.   Because Caterpillar is a highly integrated company, the businesses we acquire are sometimes combined with or integrated into existing reporting units.  When changes occur in the composition of our operating segments or reporting units, goodwill is reassigned to the affected reporting units based on their relative fair values.

We test goodwill for impairment annually and whenever events or circumstances make it more likely than not that an impairment may have occurred.  We perform our annual goodwill impairment test as of October 1 and monitor for interim triggering events on an ongoing basis.  Goodwill is reviewed for impairment utilizing a two-step process.  The first step requires us to compare the fair value of each reporting unit, which we primarily determine using an income approach based on the present value of discounted cash flows, to the respective carrying value, which includes goodwill.  If the fair value of the reporting unit exceeds its carrying value, the goodwill is not considered impaired.  If the carrying value is higher than the fair value, there is an indication that an impairment may exist and the second step is required.  In step two, the implied fair value of goodwill is calculated as the excess of the fair value of a reporting unit over the fair values assigned to its assets and liabilities.  If the implied fair value of goodwill is less than the carrying value of the reporting unit’s goodwill, the difference is recognized as an impairment loss.  See Note 10 for further details.

M.   Accumulated other comprehensive income (loss)

Comprehensive income (loss) and its components are presented in Statement 3.  Accumulated other comprehensive income (loss), net of tax, consisted of the following at December 31:

	December 31,
(Millions of dollars)	2010	2009	2008
Foreign currency translation	$551	$603	$261
Pension and other postretirement benefits	(4,695)	(4,439)	(5,849)
Derivative financial instruments	45	60	95
Retained interests	—	(3)	(7)
Available-for-sale securities	48	15	(79)
Total accumulated other comprehensive income (loss)	$(4,051)	$(3,764)	$(5,579)

N.    Cash flow revision

The Company has revised previously reported cash flows from operating and investing activities for the years ended December 31, 2009 and 2008 in this Form 10-K to adjust for the impact of accrued but unpaid capital expenditures for each period.

Cash provided by operating activities increased from amounts previously reported by  $156 million in 2009 and decreased by  $125 million in 2008; while cash provided by investing activities decreased by  $156 million in 2009, and cash used for investing activities was reduced by  $125 million in 2008.

Unaudited cash flows from operating activities were increased by  $165 million,  $168 million and  $115 million for the three, six and nine month periods ended March 31, June 30 and September 30, 2010 respectively, and cash flows from investing activities were decreased by the same amounts for the respective periods. These amounts will be revised in future quarterly filings.

Management has concluded that the impact was not material to any annual or quarterly period.

Stock-based compensation	12 Months Ended
Dec. 31, 2010
Stock-based compensation
Stock-based compensation

2.     Stock-based compensation

Our stock-based compensation plans primarily provide for the granting of stock options, stock-settled stock appreciation rights (SARs) and restricted stock units (RSUs) to Officers and other key employees, as well as non-employee Directors. Stock options permit a holder to buy Caterpillar stock at the stock’s price when the option was granted. SARs permit a holder the right to receive the value in shares of the appreciation in Caterpillar stock that occurred from the date the right was granted up to the date of exercise.  A restricted stock unit (RSU) is an agreement to issue shares of Caterpillar stock at the time of vesting.

Our long-standing practices and policies specify all stock-based compensation awards are approved by the Compensation Committee (the Committee) of the Board of Directors on the date of grant.  The stock-based award approval process specifies the number of awards granted, the terms of the award and the grant date.  The same terms and conditions are consistently applied to all employee grants, including Officers. The Committee approves all individual Officer grants.  The number of stock-based compensation awards included in an individual’s award is determined based on the methodology approved by the Committee.  In 2007, under the terms of the Caterpillar Inc. 2006 Long-Term Incentive Plan (approved by stockholders in June of 2006), the Compensation Committee approved the exercise price methodology to be the closing price of the Company stock on the date of the grant.

Common stock issued from Treasury stock under the plans totaled 12,612,514 for 2010, 3,571,268 for 2009 and 4,807,533 for 2008.

The 2010, 2009 and 2008 awards generally vest three years after the date of grant.  At grant, SARs and option awards have a term life of ten years.  Upon separation from service, if the participant is 55 years of age or older with more than ten years of service, the participant meets the criteria for a “Long Service Separation.”  If the “Long Service Separation” criteria are met, the vested options/SARs will have a life that is the lesser of 10 years from the original grant date or five years from the separation date.

Our stock-based compensation plans allow for the immediate vesting upon separation for employees who meet the criteria for a “Long Service Separation” and who have fulfilled the requisite service period of six months.  Compensation expense is recognized over the period from the grant date to the end date of the requisite service period for employees who meet the immediate vesting upon retirement requirements.  For those employees who become eligible for immediate vesting upon retirement subsequent to the requisite service period and prior to the completion of the vesting period, compensation expense is recognized over the period from grant date to the date eligibility is achieved.

Accounting guidance on share-based payments requires companies to estimate the fair value of options/SARs on the date of grant using an option-pricing model.  The fair value of the option/SAR grant was estimated using a lattice-based option-pricing model.  The lattice-based option-pricing model considers a range of assumptions related to volatility, risk-free interest rate and historical employee behavior.  Expected volatility was based on historical and current implied volatilities from traded options on our stock. The risk-free rate was based on U.S. Treasury security yields at the time of grant.  The weighted-average dividend yield was based on historical information.  The expected life was determined from the lattice-based model. The lattice-based model incorporated exercise and post vesting forfeiture assumptions based on analysis of historical data. The following table provides the assumptions used in determining the fair value of the stock-based awards for the years ended December 31, 2010, 2009 and 2008, respectively.

	Grant Year
	2010	2009	2008
Weighted-average dividend yield	2.3%	3.1%	1.9%
Weighted-average volatility	36.4%	36.0%	27.1%
Range of volatilities	35.2-51.8%	35.8-61.0%	27.1-29.0%
Range of risk-free interest rates	0.32-3.61%	0.17-2.99%	1.60-3.64%
Weighted-average expected lives	7 years	8 years	8 years

The fair value of the RSU grant was determined by reducing the stock price on the day of grant by the present value of the estimated dividends to be paid during the vesting period.  The estimated dividends are based on Caterpillar’s weighted-average dividend yield.

The amount of stock-based compensation expense capitalized for the years ended December 31, 2010, 2009 and 2008 did not have a significant impact on our financial statements.

At December 31, 2010, there was  $134 million of total unrecognized compensation cost from stock-based compensation arrangements granted under the plans, which is related to non-vested stock-based awards.  The compensation expense is expected to be recognized over a weighted-average period of approximately 1.9 years.

Please refer to Tables I and II below for additional information on our stock-based awards.

TABLE I—Financial Information Related to Stock-based Compensation

	2010		2009		2008
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
Stock options/SARs activity:
Outstanding at beginning of year	63,082,787	$44.24	60,398,074	$45.68	60,855,854	$42.18
Granted to officers and key employees(1)	7,556,481	$57.85	6,823,227	$22.17	4,886,601	$73.20
Exercised	(12,568,232)	$32.83	(3,906,785)	$28.13	(5,006,435)	$30.04
Forfeited / expired	(188,038)	$43.64	(231,729)	$38.05	(337,946)	$46.45
Outstanding at end of year	57,882,998	$48.50	63,082,787	$44.24	60,398,074	$45.68
Exercisable at year-end	41,658,033	$48.23	48,256,847	$43.14	43,083,319	$35.81

RSUs activity:
Outstanding at beginning of year	4,531,545		2,673,474		1,253,326
Granted to officers and key employees	1,711,771		2,185,674		1,490,645
Granted to outside directors	—		—		20,878
Vested	(1,538,047)		(286,413)		(61,158)
Forfeited	(55,028)		(41,190)		(30,217)
Outstanding at end of year	4,650,241		4,531,545		2,673,474

Stock options/SARs outstanding and exercisable:

	Outstanding				Exercisable
Exercise	# Outstanding	Weighted- Average Remaining Contractual	Weighted- Average Exercise	Aggregate Intrinsic	# Outstanding	Weighted- Average Remaining Contractual	Weighted- Average Exercise	Aggregate Intrinsic
Prices	at 12/31/10	Life (Years)	Price	Value(2)	at 12/31/10	Life (Years)	Price	Value(2)
$22.17 - 25.36	8,716,831	6.49	$22.96	$616	3,189,844	3.58	$24.32	$221
$26.03 - 29.43	5,614,162	2.23	$27.11	373	5,614,162	2.23	$27.11	373
$38.63 - 40.64	9,355,978	3.44	$38.65	514	9,355,978	3.44	$38.65	514
$44.90 - 57.85	16,257,410	6.47	$51.28	688	9,244,580	4.42	$46.30	437
$63.04 - 73.20	17,938,617	5.92	$70.22	420	14,253,469	5.60	$69.45	344
	57,882,998		$48.50	$2,611	41,658,033		$48.23	$1,889

(1)

Of the 7,556,481 awards granted during the year ended December 31, 2010, 7,125,210 were SARs. Of the 6,823,227 awards granted during the year ended December 31, 2009, 6,260,647 were SARs. Of the 4,886,601 awards granted during the year ended December 31, 2008, 4,476,095 were SARs.

(2)

The difference between a stock award’s exercise price and the underlying stock’s market price at December 31, 2010, for awards with market price greater than the exercise price. Amounts are in millions of dollars.

The computations of weighted-average exercise prices and aggregate intrinsic values are not applicable to RSUs since an RSU represents an agreement to issue shares of stock at the time of vesting.  At December 31, 2010, there were 4,650,241 outstanding RSUs with a weighted average remaining contractual life of 1.2 years.

TABLE II— Additional Stock-based Award Information

(Dollars in millions except per share data)	2010	2009	2008
Stock Options/SARs activity:
Weighted-average fair value per share of stock awards granted	$22.31	$7.10	$22.32
Intrinsic value of stock awards exercised	$518	$77	$232
Fair value of stock awards vested	$119	$213	$18
Cash received from stock awards exercised	$325	$89	$130

RSUs activity:
Weighted-average fair value per share of stock awards granted	$53.35	$20.22	$69.17
Fair value of stock awards vested	$99	$10	$4

Before tax, stock-based compensation expense for 2010, 2009 and 2008 was  $226 million,  $132 million and  $194 million, respectively, with a corresponding income tax benefit of  $73 million,  $42 million and  $62 million, respectively. Included in the 2010 pre-tax stock-based compensation expense was  $19 million relating to the modification of awards resulting from separations due to the streamlining of our corporate structure as announced in the second quarter.

In accordance with guidance on share-based payments, we classify stock-based compensation within cost of goods sold, selling, general and administrative expenses and research and development expenses corresponding to the same line item as the cash compensation paid to respective employees, officers and non-employee directors.

We currently use shares in treasury stock to satisfy share award exercises.

The cash tax benefits realized from stock awards exercised for December 31, 2010, 2009 and 2008 were  $188 million,  $26 million and  $60 million, respectively. We use the direct only method and tax law ordering approach to calculate the tax effects of stock-based compensation.  In certain jurisdictions, tax deductions for exercises of stock-based awards did not generate a cash benefit.  A tax benefit of approximately  $30 million will be recorded in APIC when these deductions reduce our future income taxes payable.

Derivative financial instruments and risk management	12 Months Ended
Dec. 31, 2010
Derivative financial instruments and risk management
Derivative financial instruments and risk management

3.     Derivative financial instruments and risk management

Our earnings and cash flow are subject to fluctuations due to changes in foreign currency exchange rates, interest rates and commodity prices.  In addition, the amount of Caterpillar stock that can be repurchased under our stock repurchase program is impacted by movements in the price of the stock.  Our Risk Management Policy (policy) allows for the use of derivative financial instruments to prudently manage foreign currency exchange rate, interest rate, commodity price and Caterpillar stock price exposures.  Our policy specifies that derivatives are not to be used for speculative purposes.  Derivatives that we use are primarily foreign currency forward and option contracts, interest rate swaps, commodity forward and option contracts, and stock repurchase contracts.  Our derivative activities are subject to the management, direction and control of our senior financial officers.  Risk management practices, including the use of financial derivative instruments, are presented to the Audit Committee of the Board of Directors at least annually.

All derivatives are recognized in Statement 2 at their fair value. On the date the derivative contract is entered, we designate the derivative as (1) a hedge of the fair value of a recognized asset or liability (fair value hedge), (2) a hedge of a forecasted transaction or the variability of cash flow to be paid (cash flow hedge), or (3) an undesignated instrument. Changes in the fair value of a derivative that is qualified, designated and highly effective as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current earnings. Changes in the fair value of a derivative that is qualified, designated and highly effective as a cash flow hedge are recorded in Accumulated other comprehensive income (loss) (AOCI) in Statement 2 until they are reclassified to earnings in the same period or periods during which the hedged transaction affects earnings.  Changes in the fair value of undesignated derivative instruments and the ineffective portion of designated derivative instruments are reported in current earnings. Cash flow from designated derivative financial instruments are classified within the same category as the item being hedged on Statement 4.  Cash flow from undesignated derivative financial instruments are included in the investing category on Statement 4.

We formally document all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking various hedge transactions.  This process includes linking all derivatives that are designated as fair value hedges to specific assets and liabilities in Statement 2 and linking cash flow hedges to specific forecasted transactions or variability of cash flow.

We also formally assess, both at the hedge’s inception and on an ongoing basis, whether the designated derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flow of hedged items.  When a derivative is determined not to be highly effective as a hedge or the underlying hedged transaction is no longer probable, we discontinue hedge accounting prospectively, in accordance with the derecognition criteria for hedge accounting.

A.    Foreign currency exchange rate risk

Foreign currency exchange rate movements create a degree of risk by affecting the U.S. dollar value of sales made and costs incurred in foreign currencies. Movements in foreign currency rates also affect our competitive position as these changes may affect business practices and/or pricing strategies of non-U.S.-based competitors. Additionally, we have balance sheet positions denominated in foreign currencies, thereby creating exposure to movements in exchange rates.

Our Machinery and Power Systems operations purchase, manufacture and sell products in many locations around the world. As we have a diversified revenue and cost base, we manage our future foreign currency cash flow exposure on a net basis. We use foreign currency forward and option contracts to manage unmatched foreign currency cash inflow and outflow. Our objective is to minimize the risk of exchange rate movements that would reduce the U.S. dollar value of our foreign currency cash flow. Our policy allows for managing anticipated foreign currency cash flow for up to five years.

We generally designate as cash flow hedges at inception of the contract any Australian dollar, Brazilian real, British pound, Canadian dollar, Chinese yuan, euro, Indian rupee, Japanese yen, Mexican peso, Singapore dollar, or Swiss franc forward or option contracts that meet the requirements for hedge accounting and the maturity extends beyond the current quarter-end. Designation is performed on a specific exposure basis to support hedge accounting. The remainder of Machinery and Power Systems foreign currency contracts are undesignated, including any designed to protect our competitive exposure.

As of December 31, 2010,  $40 million of deferred net gains, net of tax, included in equity (Accumulated other comprehensive income (loss) in Statement 2), are expected to be reclassified to current earnings (Other income (expense) in Statement 1) over the next twelve months when earnings are affected by the hedged transactions.  The actual amount recorded in Other income (expense) will vary based on exchange rates at the time the hedged transactions impact earnings.

In managing foreign currency risk for our Financial Products operations, our objective is to minimize earnings volatility resulting from conversion and the remeasurement of net foreign currency balance sheet positions. Our policy allows the use of foreign currency forward and option contracts to offset the risk of currency mismatch between our receivables and debt. All such foreign currency forward and option contracts are undesignated.

B.    Interest rate risk

Interest rate movements create a degree of risk by affecting the amount of our interest payments and the value of our fixed-rate debt. Our practice is to use interest rate derivatives to manage our exposure to interest rate changes and, in some cases, lower the cost of borrowed funds.

Machinery and Power Systems operations generally use fixed rate debt as a source of funding.  Our objective is to minimize the cost of borrowed funds.  Our policy allows us to enter into fixed-to-floating interest rate swaps and forward rate agreements to meet that objective with the intent to designate as fair value hedges at inception of the contract all fixed-to-floating interest rate swaps.  Designation as a hedge of the fair value of our fixed rate debt is performed to support hedge accounting.

Financial Products operations have a match-funding policy that addresses interest rate risk by aligning the interest rate profile (fixed or floating rate) of Cat Financial’s debt portfolio with the interest rate profile of their receivables portfolio within predetermined ranges on an ongoing basis. In connection with that policy, we use interest rate derivative instruments to modify the debt structure to match assets within the receivables portfolio. This match-funding reduces the volatility of margins between interest-bearing assets and interest-bearing liabilities, regardless of which direction interest rates move.

Our policy allows us to use fixed-to-floating, floating-to-fixed, and floating-to-floating interest rate swaps to meet the match-funding objective.  We designate fixed-to-floating interest rate swaps as fair value hedges to protect debt against changes in fair value due to changes in the benchmark interest rate.  We designate most floating-to-fixed interest rate swaps as cash flow hedges to protect against the variability of cash flows due to changes in the benchmark interest rate.

As of December 31, 2010,  $12 million of deferred net losses, net of tax, included in equity (Accumulated other comprehensive income (loss) in Statement 2), related to Financial Products floating-to-fixed interest rate swaps, are expected to be reclassified to current earnings (Interest expense of Financial Products in Statement 1) over the next twelve months.  The actual amount recorded in Interest expense of Financial Products will vary based on interest rates at the time the hedged transactions impact earnings.

We have, at certain times, liquidated fixed-to-floating and floating-to-fixed swaps at both Machinery and Power Systems and Financial Products.  The gains or losses associated with these swaps at the time of liquidation are amortized into earnings over the original term of the underlying hedged item.

C.    Commodity price risk

Commodity price movements create a degree of risk by affecting the price we must pay for certain raw material. Our policy is to use commodity forward and option contracts to manage the commodity risk and reduce the cost of purchased materials.

Our Machinery and Power Systems operations purchase aluminum, copper, lead, nickel and rolled coil steel embedded in the components we purchase from suppliers.  Our suppliers pass on to us price changes in the commodity portion of the component cost. In addition, we are also subject to price changes on natural gas and diesel fuel purchased for operational use.

Our objective is to minimize volatility in the price of these commodities. Our policy allows us to enter into commodity forward and option contracts to lock in the purchase price of a portion of these commodities within a five-year horizon. All such commodity forward and option contracts are undesignated.

The location and fair value of derivative instruments reported in Statement 2 are as follows:

Consolidated Statement of Financial
Position Location

		Asset (Liability) Fair Value
		December 31, 2010	December 31, 2009
Designated derivatives
Foreign exchange contracts
Machinery and Power Systems	Receivables – trade and other	$65	$27
Machinery and Power Systems	Long-term receivables – trade and other	52	125
Machinery and Power Systems	Accrued expenses	(66)	(22)
Machinery and Power Systems	Other liabilities	(1)	(3)
Interest rate contracts
Machinery and Power Systems	Receivables – trade and other	1	1
Machinery and Power Systems	Accrued expenses	—	(1)
Financial Products	Receivables – trade and other	14	18
Financial Products	Long-term receivables – trade and other	197	127
Financial Products	Accrued expenses	(18)	(100)
		$244	$172

Undesignated derivatives
Foreign exchange contracts
Machinery and Power Systems	Receivables – trade and other	$120	$—
Machinery and Power Systems	Long-term receivables – trade and other	—	66
Machinery and Power Systems	Accrued expenses	(46)	—
Machinery and Power Systems	Other liabilities	(58)	(3)
Financial Products	Receivables – trade and other	6	20
Financial Products	Accrued expenses	(9)	(18)
Interest rate contracts
Machinery and Power Systems	Accrued expenses	(6)	(7)
Financial Products	Receivables – trade and other	—	1
Financial Products	Long-term receivables – trade and other	—	1
Financial Products	Accrued expenses	(1)	(6)
Commodity contracts
Machinery and Power Systems	Receivables – trade and other	17	10
		$23	$64

The effect of derivatives designated as hedging instruments on Statement 1 is as follows:

Fair Value Hedges

(Millions of dollars)

		Year ended December 31, 2010
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts
Financial Products	Other income (expense)	$107	$(98)
		$107	$(98)

		Year ended December 31, 2009
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts
Machinery and Power Systems	Other income (expense)	$1	$(1)
Financial Products	Other income (expense)	(205)	220
		$(204)	$219

Cash Flow Hedges

(Millions of dollars)

	Year ended December 31, 2010
		Recognized in Earnings
	Recognized in AOCI - Effective Portion	Classification of Gains (Losses)	Reclassified from AOCI - Effective Portion	Recognized in Earnings - Ineffective Portion
Foreign exchange contracts
Machinery and Power Systems	$(72)	Other income (expense)	$(1)	$2
Interest rate contracts
Machinery and Power Systems	—	Other income (expense)	(3)	—
Financial Products	(7)	Interest expense of Financial Products	(49)	(1	)(1)
	$(79)		$(53)	$1

	Year ended December 31, 2009
		Recognized in Earnings
	Recognized in AOCI - Effective Portion	Classification of Gains (Losses)	Reclassified from AOCI - Effective Portion	Recognized in Earnings - Ineffective Portion
Foreign exchange contracts
Machinery and Power Systems	$102	Other income (expense)	$176	$2
Interest rate contracts
Machinery and Power Systems	(30)	Other income (expense)	(3)	—
Financial Products	(37)	Interest expense of Financial Products	(83)	9	(1)
	$35		$90	$11

(1)	The ineffective portion recognized in earnings is included in Other income (expense).

The effect of derivatives not designated as hedging instruments on Statement 1 is as follows:

(Millions of dollars)	Classification of Gains or (Losses)	Year ended December 31, 2010	Year ended December 31, 2009
Foreign exchange contracts
Machinery and Power Systems	Other income (expense)	$(45)	$35
Financial Products	Other income (expense)	16	(134)
Interest rate contracts
Machinery and Power Systems	Other income (expense)	(8)	(3)
Financial Products	Other income (expense)	2	3
Commodity contracts
Machinery and Power Systems	Other income (expense)	15	10
		$(20)	$(89)

D.            Stock repurchase risk

Payments for stock repurchase derivatives are accounted for as a reduction in stockholders’ equity.  In February 2007, the Board of Directors authorized a  $7.5 billion stock repurchase program, expiring on December 31, 2011.  The amount of Caterpillar stock that can be repurchased under the authorization is impacted by movements in the price of the stock.  In August 2007, the Board of Directors authorized the use of derivative contracts to reduce stock repurchase price volatility.

In connection with our stock repurchase program, we entered into capped call transactions (“call”) with a major bank for an aggregate of 6.0 million shares.  A call permits us to reduce share repurchase price volatility by providing a floor and cap on the price at which the shares can be repurchased.  The floor, cap and strike prices for the calls were based upon the average purchase price paid by the bank to purchase our common stock to hedge these transactions.  Each call matured and was exercised within one year after the call was established.  If we exercised a call, we could elect to settle the transaction with the bank by physical settlement (paying cash and receiving shares), cash settlement (receiving a net amount of cash) or net share settlement (receiving a net amount of shares).  Premiums paid were accounted for as a reduction of stockholders’ equity.

We paid total bank premiums under this program of  $94 million for the establishment of calls for 6.0 million shares, of which  $38 million (representing 2.5 million shares) was paid in 2008.  For the year ended December 31, 2008,  $268 million of cash was used to repurchase 5.0 million shares pursuant to calls exercised under this program.  Premiums previously paid associated with these exercised calls were  $78 million.  In December 2008, a call for 1.0 million shares matured, but was not exercised.  Premiums previously paid associated with this unexercised call were  $16 million.  All outstanding calls under this program expired in 2008.

Other income (expense)	12 Months Ended
Dec. 31, 2010
Other income (expense)
Other income (expense)

4.              Other income (expense)

	Years ended December 31,
(Millions of dollars)	2010	2009	2008
Investment and interest income	$86	$98	$101
Foreign exchange gains (losses)(1)	(55)	184	100
License fee income	54	49	73
Gains (losses) on sale of securities and affiliated companies	9	(2)	55
Impairment of available-for-sale securities	(3)	(12)	(37)
Miscellaneous income (loss)	39	64	35
	$130	$381	$327

(1)          Includes gains (losses) from foreign exchange derivative contracts.  See Note 3 for further details.

Income taxes	12 Months Ended
Dec. 31, 2010
Income taxes
Income taxes

5.              Income taxes

The components of profit (loss) before taxes were:

	Years ended December 31,
(Millions of dollars)	2010	2009	2008
U.S.	$778	$(648)	$2,146
Non-U.S.	2,972	1,217	2,355
	$3,750	$569	$4,501

Profit (loss) before taxes, as shown above, is based on the location of the entity to which such earnings are attributable. Where an entity’s earnings are subject to taxation, however, may not correlate solely to where an entity is located.  Thus, the income tax provision shown below as U.S. or non-U.S. may not correspond to the earnings shown above.

The components of the provision (benefit) for income taxes were:

	Years ended December 31,
(Millions of dollars)	2010	2009	2008
Current tax provision (benefit):
U.S.	$247	$(443)	$673
Non-U.S.	645	350	446
State (U.S.)	44	(13)	41
	936	(106)	1,160

Deferred tax provision (benefit):
U.S.	103	1	(335)
Non-U.S.	(75)	(149)	99
State (U.S.)	4	(16)	29
	32	(164)	(207)
Total Provision (benefit) for income taxes	$968	$(270)	$953

We paid net income tax and related interest of  $264 million and  $1,318 million in 2010 and 2008, respectively, compared to net income tax and related interest refunds of  $136 million in 2009.

Reconciliation of the U.S. federal statutory rate to effective rate:

	Years ended December 31,
	2010		2009		2008
Taxes at U.S. statutory rate	$1,313	35.0%	$199	35.0%	$1,575	35.0%
(Decreases) increases in taxes resulting from:
Non-U.S. subsidiaries taxed at other than 35%	(339)	(9.0)%	(261)	(46.0)%	(124)	(2.8)%
State and local taxes, net of federal	27	0.7%	(19)	(3.3)%	46	1.0%
Interest and penalties, net of tax	16	0.4%	20	3.5%	11	0.2%
U.S. tax credits	(57)	(1.5)%	(47)	(8.2)%	(40)	(0.8)%
Other—net	(22)	(0.6)%	(29)	(5.1)%	(59)	(1.3)%
	938	25.0%	(137)	(24.1)%	1,409	31.3%

Tax law change related to Medicare subsidies	90	2.4%	—	—	—	—
Prior year tax and interest adjustments	(34)	(0.9)%	(133)	(23.4)%	—	—
Release of valuation allowances	(26)	(0.7)%	—	—	—	—
Non-U.S. earnings reinvestment changes	—	—	—	—	(456)	(10.1)%
Provision (benefit) for income taxes	$968	25.8%	$(270)	(47.5)%	$953	21.2%

The provision for income taxes for 2010 included a deferred tax charge of  $90 million due to the enactment of U.S. healthcare legislation effectively making government subsidies received for Medicare equivalent prescription drug coverage taxable. Guidance on accounting for income taxes requires that the deferred tax effects of changes in laws be reflected in the financial statements in the period in which the legislation is enacted regardless of the effective date.  Deferred tax assets had previously been recorded based on the liability for other postretirement benefits without regard to the tax-free subsidy. As a result of the law change, deferred tax assets were reduced to reflect the expected future income tax on the subsidy.  Beginning in 2013, a cash tax cost will be incurred when the subsidies received increase taxable income.

This deferred tax charge was offset by a  $34 million benefit related to the recognition of refund claims for prior tax years and a  $26 million benefit for the release of a valuation allowance against the deferred tax assets of certain non-U.S. entities due to tax planning actions implemented in 2010.

The prior year tax benefits recorded in 2009 of  $133 million primarily resulted from the U.S. settlement of tax years 1995 to 1999 and the true-up of estimated amounts used in the 2008 tax provision to the U.S. tax return as filed.  The settlement with the U.S. Internal Revenue Service (IRS) for tax years 1995 through 1999 resulted in a  $46 million tax benefit related primarily to the true-up of estimated credits, a  $14 million tax benefit to remeasure previously unrecognized tax benefits related to foreign sales corporation (FSC) commissions, and a  $25 million benefit to adjust related interest, net of tax.

The provision for income taxes for 2008 includes tax benefits of  $456 million related to changes in the reinvestment status of earnings of certain non-U.S. subsidiaries.  Repatriation of non-U.S. earnings resulted in a tax benefit of  $409 million due to available foreign tax credits in excess of the U.S. tax liability on the dividend.  A benefit of  $47 million was also recorded due to a change in tax status of a non-U.S. subsidiary allowing indefinite reinvestment of undistributed profits and reversal of U.S. tax previously recorded.

We have recorded income tax expense at U.S. tax rates on all profits, except for undistributed profits of non-U.S. subsidiaries of approximately  $11 billion which are considered indefinitely reinvested.  Determination of the amount of unrecognized deferred tax liability related to indefinitely reinvested profits is not feasible.   If management intentions or U.S. tax law changes in the future, there may be a significant negative impact on the provision for income taxes to record an incremental tax liability in the period the change occurs.  A deferred tax asset is recognized only if we have definite plans to generate a U.S. tax benefit by repatriating earnings in the foreseeable future.  While uncertain, it is possible that we will change our assertion related to undistributed profits of certain non-U.S. subsidiaries in the next year resulting in the recognition of a tax benefit.

Accounting for income taxes under U.S. GAAP guidance requires that individual tax-paying entities of the company offset all current deferred tax liabilities and assets within each particular tax jurisdiction and present them as a single amount in the Consolidated Financial Position. A similar procedure is followed for all noncurrent deferred tax liabilities and assets. Amounts in different tax jurisdictions cannot be offset against each other. The amount of deferred income taxes at December 31, included on the following lines in Statement 2, are as follows:

	December 31,
(Millions of dollars)	2010	2009	2008
Assets:
Deferred and refundable income taxes	$824	$802	$785
Noncurrent deferred and refundable income taxes	2,493	2,704	3,298
	3,317	3,506	4,083
Liabilities:
Other current liabilities	7	11	9
Other liabilities	141	138	130
Deferred income taxes—net	$3,169	$3,357	$3,944

Deferred income tax assets and liabilities:

	December 31,
(Millions of dollars)	2010	2009	2008
Deferred income tax assets:
Pension	$1,065	$1,207	$1,888
Postemployment benefits other than pensions	1,501	1,362	1,530
Tax carryforwards	1,117	1,185	712
Warranty reserves	253	243	312
Unrealized profit excluded from inventories	269	229	275
Stock based compensation	215	182	148
Post sale discounts	142	112	140
Allowance for credit losses	111	102	134
Deferred compensation	106	95	78
Other—net	394	396	427
	5,173	5,113	5,644

Deferred income tax liabilities:
Capital and intangible assets	(1,423)	(1,185)	(1,233)
Translation	(169)	(96)	(133)
	(1,592)	(1,281)	(1,366)
Valuation allowance for deferred tax assets	(412)	(475)	(334)
Deferred income taxes—net	$3,169	$3,357	$3,944

At December 31, 2010, approximately  $718 million of U.S. state tax net operating losses (NOLs) and  $100 million of U.S. state tax credit carryforwards were available. The state NOLs primarily expire between 2014 and 2030.   The state tax credit carryforwards expire over the next ten years. We established a valuation allowance of  $118 million for those state NOLs and credit carryforwards likely to expire prior to utilization.

At December 31, 2010, amounts and expiration dates of net operating loss carryforwards in various non-U.S. taxing jurisdictions were:

(Millions of dollars)

2011	2012	2013	2014	2015-2030	Unlimited	Total
$1	$4	$10	$34	$430	$905	$1,384

A valuation allowance of  $294 million has been recorded at certain non-U.S. entities that have not yet demonstrated consistent and/or sustainable profitability to support the recognition of net deferred tax assets.

At December 31, 2010, amounts and expiration dates of U.S. tax credits available to carry forward were:

(Millions of dollars)

2016	2017	2018	2019	2020	Unlimited	Total
$26	—	—	$354	$130	$9	$519

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits for uncertain tax positions, including positions impacting only the timing of tax benefits, follows.

Reconciliation of unrecognized tax benefits: (1)

	Years ended December 31,
(Millions of dollars)	2010	2009	2008
Balance at January 1,	$761	$803	$703

Additions for tax positions related to current year	21	37	126
Additions for tax positions related to prior years	59	43	38
Reductions for tax positions related to prior years	(49)	(45)	(48)
Reductions for settlements (2)	—	(61)	(4)
Reductions for expiration of statute of limitations	(3)	(16)	(12)

Balance at December 31,	$789	$761	$803

Amount that, if recognized, would impact the effective tax rate	$667	$593	$646

(1)	Foreign currency translation amounts are included within each line as applicable.
(2)	Includes cash payment or other reduction of assets to settle liability.

We classify interest and penalties on income taxes as a component of the provision for income taxes. We recognized interest and penalties of  $27 million,  $(13) million and  $18 million during the years ended December 31, 2010, 2009 and 2008, respectively.  The 2009 amount includes a benefit from adjustments for the 1995 through 1999 settlement as discussed above.  The total amount of interest and penalties accrued was  $201 million,  $170 million and  $116 million as of December 31, 2010, 2009 and 2008, respectively.

It is reasonably possible that the amount of unrecognized tax benefits will change in the next 12 months.  However, we do not expect the change to have a significant impact on our results of operations or financial position.

The Internal Revenue Service (IRS) is currently examining U.S. tax returns for 2007 to 2009 and has completed its field examination of our tax returns for 1992 to 2006.  For tax years 1992 to 1994, we expect to litigate the unagreed adjustments related to transfer pricing.  In 2009, we reached a settlement with the IRS for tax years 1995 to 1999. For tax years 2000 to 2006, we are in the appeals process for unagreed adjustments primarily related to export tax benefits.   In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on our consolidated financial position, liquidity or results of operations.

In our major non-U.S. jurisdictions, tax years are typically subject to examination for three to six years.

Cat Financial Financing Activities	12 Months Ended
Dec. 31, 2010
Cat Financial Financing Activities
Cat Financial Financing Activities

6.              Cat Financial Financing Activities

A.            Wholesale inventory receivables

Wholesale inventory receivables are receivables of Cat Financial that arise when Cat Financial provides financing for a dealer’s purchase of inventory. These receivables are included in Receivables—trade and other and Long-term receivables—trade and other in Statement 2 and were  $1,361 million,  $937 million, and  $1,555 million at December 31, 2010, 2009 and 2008, respectively.

Contractual maturities of outstanding wholesale inventory receivables:

(Millions of dollars)

	December 31, 2010
Amounts Due In	Wholesale Installment Contracts	Wholesale Finance Leases	Wholesale Notes	Total
2011	$103	$115	$824	$1,042
2012	16	48	77	141
2013	11	27	40	78
2014	1	15	4	20
2015	—	5	—	5
Thereafter	—	4	—	4
	131	214	945	1,290
Guaranteed residual value	—	111	—	111
Unguaranteed residual value	—	1	—	1
Less: Unearned income	(6)	(27)	(8)	(41)
Total	$125	$299	$937	$1,361

Please refer to Note 17 and Table III for fair value information.

B.            Finance receivables

Finance receivables are receivables of Cat Financial, which generally can be repaid or refinanced without penalty prior to contractual maturity. Total finance receivables reported in Statement 2 are net of an allowance for credit losses.

Cat Financial provides financing only when acceptable criteria are met. Credit decisions are based on, among other things, the customer’s credit history, financial strength and intended use of equipment. Cat Financial typically maintains a security interest in retail financed equipment and requires physical damage insurance coverage on financed equipment.

Contractual maturities of outstanding finance receivables:

(Millions of dollars)

	December 31, 2010
Amounts Due In	Retail Installment Contracts	Retail Finance Leases	Retail Notes	Total
2011	$2,126	$3,053	$3,549	$8,728
2012	1,384	1,968	1,454	4,806
2013	841	1,061	1,222	3,124
2014	445	462	911	1,818
2015	146	173	571	890
Thereafter	30	149	734	913
	4,972	6,866	8,441	20,279
Guaranteed Residual value	—	497	—	497
Unguaranteed Residual value	—	503	—	503
Less: Unearned income	(430)	(756)	(170)	(1,356)
Total	$4,542	$7,110	$8,271	$19,923

Please refer to Note 17 and Table III for fair value information.

C.            Credit quality of financing receivables and allowance for credit losses

We adopted the accounting guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses as of December 31, 2010.  See Note 1K for additional information.  This guidance requires information to be disclosed at disaggregated levels, defined as portfolio segments and classes.

We apply a systematic methodology to determine the allowance for credit losses for finance receivables.  Based upon our analysis of credit losses and risk factors, our two portfolio segments are as follows:

·                  Customer - Finance receivables with the customer.

·                  Dealer - Finance receivables with Caterpillar dealers.

We further evaluate our portfolio segments by the class of finance receivables, which is defined as a level of information (below a portfolio segment) in which the finance receivables have the same initial measurement attribute and a similar method for assessing and monitoring credit risk.  Typically, our finance receivables within a geographic area have similar credit risk profiles and methods for assessing and monitoring credit risk.  Our five classes, which align with management reporting, are as follows:

·                  North America - Finance receivables originated in the United States or Canada.

·                  Europe - Finance receivables originated in Europe, Africa, Middle East and the Commonwealth of Independent States.

·                  Asia Pacific - Finance receivables originated in Australia, New Zealand, China, Japan, South Korea and Southeast Asia, as well as large mining customers worldwide.

·                  Latin America - Finance receivables originated in Central and South American countries and Mexico.

·                  Global Power Finance - Finance receivables related to marine vessels with Caterpillar engines, for all countries and Caterpillar electrical power generation, gas compression and co-generation systems and non-Caterpillar equipment that is powered by these systems, for all countries.

Impaired loans and finance leases

For all classes, a loan or finance lease is considered impaired, based on current information and events, if it is probable that we will be unable to collect all amounts due according to the contractual terms of the loan or finance lease.  Loans and finance leases reviewed for impairment include loans and finance leases that are past due, non-performing or in bankruptcy. Recognition of income is suspended and the loan or finance lease is placed on non-accrual status when management determines that collection of future income is not probable (generally after 120 days past due).  Accrual is resumed, and previously suspended income is recognized, when the loan or finance lease becomes contractually current and/or collection doubts are removed.  Cash receipts on impaired loans or finance leases are recorded against the receivable and then to any unrecognized income.

At December 31, 2010, there were no impaired loans or finance leases for the Dealer portfolio segment.  The average recorded investment for impaired loans and finance leases for the Europe finance receivables class within the dealer portfolio segment was  $19 million during 2010.  As of December 31, 2010, the impaired loans and finance leases for customers were as follows:

	As of December 31, 2010			2010
(Millions of dollars)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

Impaired Loans and Finance Leases With No Allowance Recorded(1)
Customer
North America	$87	$87	$—	$39	$2
Europe	6	4	—	7	—
Asia Pacific	13	13	—	9	—
Latin America	3	3	—	5	—
Global Power Finance	174	174	—	92	—
Total	$283	$281	$—	$152	$2

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$191	$185	$44	$271	$11
Europe	62	57	15	85	4
Asia Pacific	27	27	7	40	3
Latin America	44	43	9	39	3
Global Power Finance	34	33	4	17	—
Total	$358	$345	$79	$452	$21

Total Impaired Loans and Finance Leases
Customer
North America	$278	$272	$44	$310	$13
Europe	68	61	15	92	4
Asia Pacific	40	40	7	49	3
Latin America	47	46	9	44	3
Global Power Finance	208	207	4	109	—
Total	$641	$626	$79	$604	$23

(1)  No related allowance for credit losses due to sufficient collateral value.

As of December 31, 2009 and 2008, the impaired loans and finance leases were as follows:

(Millions of dollars)	2009	2008
Impaired loans/finance leases for which there is a related allowance for credit losses (related allowance of $117 million and $59 million, respectively)	$448	$258
Impaired loans/finance leases for which there is no related allowance for credit losses (due to sufficient collateral value)	65	221
Total investment in impaired loans/finance leases as of December 31,	$513	$479

Average investment in impaired loans/finance leases	$425	$306

Non-accrual and past due loans and finance leases

For all classes, we consider a loan or finance lease past due if any portion of a contractual payment is due and unpaid for more than 30 days.  Recognition of income is suspended and the loan or finance lease is placed on non-accrual status when management determines that collection of future income is not probable (generally after 120 days past due).  Accrual is resumed, and previously suspended income is recognized, when the loan or finance lease becomes contractually current and/or collection doubts are removed.

As of December 31, 2010, there were no loans or finance leases on non-accrual status for the Dealer portfolio segment.  The investment in customer loans and finance leases on non-accrual status as of December 31, 2010 was as follows:

(Millions of dollars)	2010
Customer
North America	$217
Europe	89
Asia Pacific	31
Latin America	139
Global Power Finance	163
Total (1)	$639

(1) As of December 31, 2009 and 2008, the investments in loans and finance leases on non-accrual status were $678 million and $422 million, respectively.

As of December 31, 2010, past due loans and finance leases were as follows:

(Millions of dollars)	31-60	61-90	91+	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing (1)
Customer
North America	$139	$44	$228	$411	$6,037	$6,448	$27
Europe	27	12	106	145	2,365	2,510	26
Asia Pacific	63	17	37	117	3,412	3,529	12
Latin America	44	16	144	204	2,222	2,426	1
Global Power Finance	18	17	54	89	2,978	3,067	25
Dealer
North America	—	—	—	—	1,291	1,291	—
Europe	—	—	—	—	41	41	—
Asia Pacific	—	—	—	—	151	151	—
Latin America	—	—	—	—	457	457	—
Global Power Finance	—	—	—	—	3	3	—
Total	$291	$106	$569	$966	$18,957	$19,923	$91

(1) As of December 31, 2009 and 2008, the investments in loans and finance leases past due over 90 days and still accruing were $134 million and $119 million, respectively.

Allowance for credit loss activity

In estimating the allowance for credit losses, we review loans and finance leases that are past due, non-performing or in bankruptcy.

The allowance for credit losses as of December 31, were as follows:

(Millions of dollars)	2010	2009	2008
Allowance for Credit Loss Activity:
Balance at beginning of year	$376	$391	$351
Adjustment to adopt consolidation of variable-interest entities	18	—	—
Provision for credit losses	205	225	192
Receivables written off	(288)	(281)	(144)
Recoveries on receivables previously written off	51	28	23
Other — net	—	13	(31)
Balance at end of year	$362	$376	$391

The Allowance for credit losses and recorded investment in finance receivables as of December 31, 2010 was as follows:

(Millions of dollars)	Customer	Dealer	Total
Allowance for Credit Losses:
Individually evaluated for impairment	$79	$—	$79
Collectively evaluated for impairment	278	5	283
Ending Balance	$357	$5	$362

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$641	$—	$641
Collectively evaluated for impairment	17,339	1,943	19,282
Ending Balance	$17,980	$1,943	$19,923

Credit quality of finance receivables

The credit quality of finance receivables is reviewed on a monthly basis.  Credit quality indicators include performing and non-performing.  Non-performing is defined as finance receivables currently over 120 days past due and/or on non-accrual status or in bankruptcy.  Finance receivables not meeting the criteria listed above are considered performing.  Non-performing receivables have the highest probability for credit loss.  The allowance for credit losses attributable to non-performing receivables is based on the most probable source of repayment, which is normally the liquidation of collateral.  In determining collateral value, we estimate the current fair market value of the collateral and factor in credit enhancements such as additional collateral and third-party guarantees.

As of December 31, 2010, the recorded investment of performing and non-performing finance receivables were as follows:

(Millions of dollars)	Customer	Dealer	Total
Performing
North America	$6,231	$1,291	$7,522
Europe	2,421	41	2,462
Asia Pacific	3,498	151	3,649
Latin America	2,287	457	2,744
Global Power Finance	2,904	3	2,907
Total Performing	17,341	1,943	19,284

Non-Performing
North America	217	—	217
Europe	89	—	89
Asia Pacific	31	—	31
Latin America	139	—	139
Global Power Finance	163	—	163
Total Non-Performing	639	—	639

Performing & Non-Performing
North America	6,448	1,291	7,739
Europe	2,510	41	2,551
Asia Pacific	3,529	151	3,680
Latin America	2,426	457	2,883
Global Power Finance	3,067	3	3,070
Total	$17,980	$1,943	$19,923

D.            Securitized Retail Installment Sale Contracts and Finance Leases

Cat Financial periodically transfers certain finance receivables relating to retail installment sale contracts and finance leases to SPEs as part of their asset-backed securitization program.  The SPEs have limited purposes and generally are only permitted to purchase the finance receivables, issue asset-backed securities and make payments on the securities.  The SPEs only issue a single series of securities and generally are dissolved when those securities have been paid in full.  The SPEs issue debt to pay for the finance receivables they acquire from Cat Financial.  The primary source for repayment of the debt is the cash flows generated from the finance receivables owned by the SPEs.  The assets of the SPEs are legally isolated and are not available to pay the creditors of Cat Financial.  Cat Financial retains interests in the securitization transactions, including subordinated certificates issued by the SPEs, rights to cash reserves and residual interests.  For bankruptcy analysis purposes, Cat Financial has sold the finance receivables to the SPEs in a true sale and the SPEs are separate legal entities.  The investors and the SPEs have no recourse to any of Cat Financial’s other assets for failure of debtors to pay when due.

In accordance with the new consolidation accounting guidance adopted January 1, 2010, these SPEs were concluded to be VIEs.  Cat Financial determined that it was the primary beneficiary based on its power to direct activities through its role as servicer and its obligation to absorb losses and right to receive benefits and therefore consolidated the entities using the carrying amounts of the SPEs’ assets and liabilities.

The restricted assets (Receivables-finance, Long-term receivables-finance, Prepaid expenses and other current assets, and Other assets) of these consolidated SPEs totaled  $136 million at December 31, 2010.  The liabilities (Accrued expenses and Long-term debt due within one year-Financial Products) of these consolidated SPEs totaled  $73 million at December 31, 2010.

Prior to January 1, 2010, the SPEs were considered to be QSPEs and thus not consolidated.  Cat Financial’s retained interests in the securitized assets were classified as available-for-sale securities and were included in Other assets in Statement 2 at fair value.  Cat Financial estimated fair value and cash flows using a valuation model and key assumptions for credit losses, prepayment rates and discount rates.  These assumptions were based on Cat Financial’s historical experience, market trends and anticipated performance relative to the particular assets securitized.  Cat Financial periodically evaluated for impairment and recognized the credit component of an other-than-temporary impairment in Profit and the noncredit component in Accumulated other comprehensive income (loss) for those retained interests in which Cat Financial did not intend to sell and it was not likely that they would be required to sell prior to recovery.

During 2008, Cat Financial sold certain finance receivables relating to retail installment sale contracts and finance leases to SPEs as part of their asset-backed securitization program.  Net gains of  $12 million were recorded in Revenues of Financial Products in Statement 1 and were based on the estimated fair value of the assets sold and retained and liabilities incurred, net of transaction costs.  Subordinated retained interests included certificates with an initial fair value of  $27 million, an interest in certain future cash flows (excess) with an initial fair value of  $8 million and a reserve account with an initial fair value of  $9 million.

Significant assumptions used to estimate the fair value of the retained interests at the time of the transaction were:

2008
Discount rate	7.2%
Weighted-average prepayment rate	14.5%
Expected credit losses	1.6%

To maintain competitiveness in the capital markets and to have effective and efficient use of alternative funding sources, Cat Financial may from time to time provide additional reserve support to previously issued asset-backed securitizations.  During the second quarter of 2009 and third quarter of 2008, Cat Financial deposited  $80 million and  $19 million, respectively, into supplemental reserve accounts for the securitization transactions to maintain the credit ratings assigned to the transactions, as loss experiences were higher than anticipated primarily due to the adverse economic conditions in the U.S.  Due to the significant value of the deposit in second quarter of 2009, written consent was obtained from the third-party beneficial interest holders of the securitization transactions.  At the time, the QSPE conditions were reviewed and the trusts continued to maintain QSPE status.  These deposits resulted in an increase in Cat Financial’s retained interests.

As of December 31, 2009 and 2008, the fair value of the retained interests in all securitizations of retail finance receivables outstanding totaled  $102 million (cost basis of  $107 million) and  $52 million (cost basis of  $62 million), respectively.  The fair value of the retained interests as of December 31, 2009 that have been in a continuous unrealized loss position for twelve months or longer totaled  $102 million (cost basis of  $107 million). As of December 31, 2008, there were no retained interests in a continuous unrealized loss position for twelve months or longer. Key assumptions used to determine the fair value of the retained interests as of such dates were:

	December 31, 2009	December 31, 2008
Cash flow weighted average discount rates on retained interests	7.7% to 12.4%	16.7% to 23.3%
Weighted-average maturity in months	22	28
Expected prepayment rate	18.0%	19.0%
Expected credit losses	4.7% to 4.8%	1.7% to 3.1%

During 2009 and 2008, the assumptions used to determine the expected cash flows for Cat Financial’s securitization transactions were revised, which resulted in other-than-temporary impairments to earnings of  $34 million and  $27 million, respectively.  The impairments recognized in earnings were primarily driven by an increase in the credit loss assumption due to the continuing adverse economic conditions in the U.S.  The noncredit related losses of  $12 million for the year ended December 31, 2009, recorded in Accumulated other comprehensive income (loss), were primarily driven by changes in discount rates.

To maintain competitiveness in the capital markets and to have effective and efficient use of alternative funding sources, Cat Financial may from time to time provide additional reserve support to previously issued asset-backed securitizations.

Cat Financial also retained servicing responsibilities and received a servicing fee of approximately one percent of the remaining value of the finance receivables.

Cash flows from retail securitizations:

	Years ended December 31,
(Millions of dollars)	2009	2008
Cash proceeds from initial sales of receivables	$—	$600
Purchases of contracts through clean-up calls	95	81
Servicing fees received	6	12
Other cash flows received on retained interests	10	25

Characteristics of securitized retail receivables:

	Years ended December 31,
	2009	2008
Total securitized principal balance at December 31,	$346	$909
Average securitized principal balance for the year ended December 31,	583	1,147
Loans > 30 days past due at year ended December 31,	62	98
Net credit losses during the year	36	23

E.     Sales and Servicing of Trade Receivables

Our Machinery and Power Systems operations generate trade receivables from the sale of inventory to dealers and customers. Certain of these receivables are sold to Cat Financial.

During 2009 and 2008, Cat Financial sold interests in a certain pool of trade receivables through a revolving structure to third-party commercial paper conduits, which are asset-backed commercial paper issuers that are special purpose entities (SPEs) of the sponsor bank and are not consolidated by Cat Financial.  Cat Financial services the sold trade receivables and receives an annual servicing fee of approximately 0.5 percent of the average outstanding principal balance. Consolidated expenses of  $4 million and  $10 million related to the sale of trade receivables were recognized during 2009 and 2008, respectively, and are included in Other income (expense) in Statement 1.

As of December 31, 2010 and 2009, there were no outstanding trade receivables sold to the third-party commercial paper conduits.  As of December 31, 2008, the outstanding principal balance of the sold trade receivables was  $240 million. Cat Financial’s remaining interest in the pool of trade receivables as of December 31, 2008 of  $1,432 million is included in Receivables-trade and other in Statement 2.

The cash collections from this pool of trade receivables are first applied to satisfy any obligations of Cat Financial to the third-party commercial paper conduits. The third-party commercial paper conduits have no recourse to Cat Financial’s assets, other than the remaining interest, for failure of debtors to pay when due.

Cash flows from sale of trade receivables:

	Years ended December 31,
(Millions of dollars)	2009	2008
Cash proceeds from sales of receivables to the conduits	$887	$1,510
Servicing fees received	$1	$1
Cash flows received on the interests that continue to be held	$7,548	$11,270

Inventories	12 Months Ended
Dec. 31, 2010
Inventories
Inventories

7.     Inventories

Inventories (principally using the LIFO method) are comprised of the following:

	December 31,
(Millions of dollars)	2010	2009	2008
Raw materials	$2,766	$1,979	$2,678
Work-in-process	1,483	656	1,508
Finished goods	5,098	3,465	4,316
Supplies	240	260	279
Total inventories	$9,587	$6,360	$8,781

We had long-term material purchase obligations of approximately  $927 million at December 31, 2010.

During 2009 inventory quantities were reduced.  This reduction resulted in a liquidation of LIFO inventory layers carried at lower costs prevailing in prior years as compared with current costs.  In 2009, the effect of this reduction of inventory decreased Cost of goods sold in Statement 1 by approximately  $300 million and increased Profit by approximately  $240 million or  $0.39 per share.  There were no significant LIFO liquidations during 2010 or 2008.

Property, plant and equipment	12 Months Ended
Dec. 31, 2010
Property, plant and equipment
Property, plant and equipment

8.     Property, plant and equipment

	December 31,
(Millions of dollars)	Useful Lives (Years)	2010	2009	2008
Land	—	$682	$639	$575
Buildings and land improvements	20-45	5,174	4,914	4,647
Machinery, equipment and other	3-10	13,414	12,917	12,173
Equipment leased to others	1-10	4,444	4,717	4,561
Construction-in-process	—	1,192	1,034	1,531

Total property, plant and equipment, at cost		24,906	24,221	23,487
Less: Accumulated depreciation		(12,367)	(11,835)	(10,963)
Property, plant and equipment—net		$12,539	$12,386	$12,524

We had commitments for the purchase or construction of capital assets of approximately  $593 million at December 31, 2010.

Assets recorded under capital leases (1):

	December 31,
(Millions of dollars)	2010	2009	2008
Gross capital leases (2)	$251	$493	$565
Less: Accumulated depreciation	(134)	(258)	(221)
Net capital leases	$117	$235	$344

(1) Included in Property, plant and equipment table above.

(2) Consists primarily of machinery and equipment.

At December 31, 2010, scheduled minimum rental payments on assets recorded under capital leases were:

(Millions of dollars)
2011	2012	2013	2014	2015	Thereafter
$54	$26	$14	$8	$5	$28

Equipment leased to others (primarily by Cat Financial):

	December 31,
(Millions of dollars)	2010	2009	2008
Equipment leased to others—at original cost	$4,444	$4,717	$4,561
Less: Accumulated depreciation	(1,533)	(1,616)	(1,416)
Equipment leased to others—net	$2,911	$3,101	$3,145

At December 31, 2010, scheduled minimum rental payments to be received for equipment leased to others were:

(Millions of dollars)
2011	2012	2013	2014	2015	Thereafter
$735	$477	$298	$146	$55	$32

Investments in unconsolidated affiliated companies	12 Months Ended
Dec. 31, 2010
Investments in unconsolidated affiliated companies
Investments in unconsolidated affiliated companies

9.     Investments in unconsolidated affiliated companies

Our investments in affiliated companies accounted for by the equity method have historically consisted primarily of a 50 percent interest in Shin Caterpillar Mitsubishi Ltd. (SCM) located in Japan.  On August 1, 2008, SCM redeemed half of Mitsubishi Heavy Industries Ltd.’s (MHI’s) shares in SCM.  As a result, Caterpillar now owns 67 percent of the renamed entity, Caterpillar Japan Ltd. (Cat Japan) and consolidates its financial statements.  See Note 23 for additional information.  In February 2008, we sold our 23 percent equity investment in A.S.V. Inc. (ASV) resulting in a  $60 million pretax gain, recognized in Other income (expense) in Statement 1.  Accordingly, the financial position and equity investment amounts noted below do not include ASV or Cat Japan.

Combined financial information of the unconsolidated affiliated companies accounted for by the equity method (generally on a lag of 3 months or less) was as follows:

Results of Operations of unconsolidated affiliated companies:

	Years ended December 31,
(Millions of dollars)	2010	2009	2008
Results of Operations:
Sales	$812	$569	$3,727
Cost of sales	627	434	3,082
Gross profit	$185	$135	$645

Profit (loss)	$(36)	$(39)	$55

Sales from SCM, while an unconsolidated affiliate, to Caterpillar of approximately  $1.67 billion in 2008 are included in the affiliated company sales.  In addition, SCM purchases of Caterpillar product, while an unconsolidated affiliate, were  $353 million in 2008.

Financial Position of unconsolidated affiliated companies:

	December 31,
(Millions of dollars)	2010	2009	2008
Financial Position:
Assets:
Current assets	$414	$223	$209
Property, plant and equipment—net	196	219	227
Other assets	39	5	26
	649	447	462
Liabilities:
Current liabilities	274	250	173
Long-term debt due after one year	72	41	110
Other liabilities	40	17	35
	386	308	318
Equity	$263	$139	$144

Caterpillar’s investments in unconsolidated affiliated companies:

	December 31,
(Millions of dollars)	2010	2009	2008
Investments in equity method companies	$135	$70	$66
Plus: Investments in cost method companies	29	35	28
Total investments in unconsolidated affiliated companies	$164	$105	$94

At December 31, 2010, consolidated Profit employed in the business in Statement 2 included no net undistributed profits of the unconsolidated affiliated companies.

Intangible assets and goodwill	12 Months Ended
Dec. 31, 2010
Intangible assets and goodwill
Intangible assets and goodwill

10.  Intangible assets and goodwill

A.    Intangible assets

Intangible assets are comprised of the following:

		December 31, 2010
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	17	$630	$(108)	$522
Intellectual property	9	306	(166)	140
Other	13	197	(72)	125
Total finite-lived intangible assets	14	1,133	(346)	787
Indefinite-lived intangible assets - In-process research & development		18	—	18
Total intangible assets		$1,151	$(346)	$805

		December 31, 2009
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	18	$396	$(75)	$321
Intellectual property	10	211	(143)	68
Other	11	130	(54)	76
Total intangible assets	15	$737	$(272)	$465

		December 31, 2008
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	18	$388	$(50)	$338
Intellectual property	10	210	(122)	88
Other	11	122	(37)	85
Total intangible assets	15	$720	$(209)	$511

During 2010, we acquired finite-lived intangible assets aggregating  $409 million primarily due to purchases of Electro-Motive Diesel, Inc. (EMD) ( $329 million), GE Transportation’s Inspection Products business ( $28 million), JCS Company, Ltd. (JCS) ( $12 million) and FCM Rail Ltd. (FCM) ( $10 million).  Also, associated with the purchase of EMD, we acquired  $18 million of indefinite-lived intangible assets.  See Note 23 for details on these business combinations.

During 2008, the Cat Japan share redemption resulted in additional finite-lived intangible assets of  $54 million.  In 2008, we acquired finite-lived intangible assets of  $17 million due to the purchase of Lovat Inc.  See Note 23 for details on these business combinations.  Also in 2008, we acquired finite-lived intangible assets of  $32 million from other acquisitions.

Finite-lived intangible assets are amortized over their estimated useful lives and tested for impairment if events or changes in circumstances indicate that the asset may be impaired.  Indefinite-lived intangible assets are tested for impairment at least annually.

Amortization expense related to intangible assets was  $76 million,  $61 million and  $61 million for 2010, 2009 and 2008, respectively.

Amortization expense related to intangible assets is expected to be:

(Millions of dollars)
2011	2012	2013	2014	2015	Thereafter
$86	$80	$73	$69	$63	$434

B.   Goodwill

During 2010, we acquired net assets with related goodwill of  $286 million as part of the purchase of EMD.  In 2010, we also acquired net assets with related goodwill as part of the purchases of FCM ( $17 million), GE Transportation’s Inspection Products business ( $15 million), JCS ( $8 million) and other acquisitions ( $8 million).  See Note 23 for details on the acquisition of these assets.

During 2008, the Cat Japan share redemption resulted in  $206 million of goodwill.  In 2008, we also acquired net assets with related goodwill as part of the purchase of Gremada Industries, Inc. ( $41 million) and Lovat Inc. ( $22 million).  See Note 23 for details on these business combinations.  Also during 2008, we acquired net assets with related goodwill of  $8 million from other acquisitions.

See Note 1L regarding the accounting policy for goodwill and impairment testing.  No goodwill was impaired or disposed of during 2010 or 2008.

The 2009 annual impairment test, completed in the fourth quarter, indicated the fair value of each of our reporting units was well above its respective carrying value with the exception of our Forest Products reporting unit, included in the Resource Industries segment.  Because the carrying value of Forest Products exceeded its fair value, step two in the impairment test process was required.  We allocated the fair value to the unit’s assets and liabilities and determined the implied fair value of the goodwill was insignificant.  Accordingly, a goodwill impairment charge of  $22 million for Forest Products was recognized in Other operating (income) expense in Statement 1.  The primary factor contributing to the impairment was the historic decline in demand for purpose built forest product machines caused by the significant reduction in U.S. housing construction, lower prices for pulp, paper, and wood product commodities, and reduced capital availability in the forest products industry.

As discussed in Note 22 – Segment Information, during the first quarter of 2011, we revised our reportable segments in line with the changes to our organizational structure that were announced during 2010.  Our reporting units did not change as a result of the changes to our reportable segments.

The changes in carrying amount of goodwill by reportable segment for the years ended December 31, 2010, 2009 and 2008 were as follows:

(Millions of dollars)

	Construction Industries	Resource Industries	Power Systems	Other(1)	Consolidated Total
Balance at January 1, 2008	$86	$47	$1,742	$88	$1,963
Business combinations	206	22	8	41	277
Other adjustments(2)	27	(3)	(3)	—	21
Balance at December 31, 2008	319	66	1,747	129	2,261
Impairments	—	(22)	—	—	(22)
Other adjustments(2)	23	3	4	—	30
Balance at December 31, 2009	342	47	1,751	129	2,269
Business combinations	5	3	326	—	334
Other adjustments(2)	10	1	—	—	11
Balance at December 31, 2010	$357	$51	$2,077	$129	$2,614

(1)      Includes all other operating segments (See Note 22).

(2)      Other adjustments are comprised primarily of foreign currency translation.

Available-for-sale securities	12 Months Ended
Dec. 31, 2010
Available-for-sale securities
Available-for-sale securities

11.  Available-for-sale securities

We have investments in certain debt and equity securities, primarily at Cat Insurance, that have been classified as available-for-sale and recorded at fair value based upon quoted market prices.  These fair values are primarily included in Other assets in Statement 2.  Unrealized gains and losses arising from the revaluation of available-for-sale securities are included, net of applicable deferred income taxes, in equity (Accumulated other comprehensive income (loss) in Statement 2).  Realized gains and losses on sales of investments are generally determined using the FIFO (first-in, first-out) method for debt instruments and the specific identification method for equity securities.  Realized gains and losses are included in Other income (expense) in Statement 1.

Effective April 1, 2009, we adopted the new accounting and disclosure requirements regarding recognition and presentation of other-than-temporary impairments.  See Note 1K for additional information.

	December 31, 2010			December 31, 2009			December 31, 2008
(Millions of dollars)	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value
Government debt
U.S. treasury bonds	$12	$—	$12	$14	$—	$14	$14	$1	$15
Other U.S. and non-U.S. government bonds	76	1	77	65	—	65	15	(1)	14

Corporate bonds
Corporate bonds	481	30	511	455	20	475	343	(22)	321
Asset-backed securities	136	—	136	141	(7)	134	165	(27)	138

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	258	15	273	295	13	308	319	5	324
Residential mortgage-backed securities	43	(3)	40	61	(10)	51	79	(19)	60
Commercial mortgage-backed securities	164	4	168	175	(13)	162	176	(47)	129

Equity securities
Large capitalization value	100	22	122	76	13	89	126	(13)	113
Smaller company growth	23	8	31	19	5	24	20	(2)	18
Total	$1,293	$77	$1,370	$1,301	$21	$1,322	$1,257	$(125)	$1,132

During 2010, 2009 and 2008, charges for other-than-temporary declines in the market values of securities were  $3 million,  $12 million and  $37 million, respectively.  These charges were accounted for as a realized loss and were included in Other income (expense) in Statement 1.  The cost basis of the impacted securities was adjusted to reflect these charges.

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2010
	Less than 12 months (1)		12 months or more (1)		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Government debt
Other U.S. and non-U.S. government bonds	$13	$—	$3	$—	$16	$—

Corporate bonds
Corporate bonds	29	—	1	—	30	—
Asset-backed securities	19	—	19	4	38	4

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	16	—	—	—	16	—
Residential mortgage-backed securities	2	—	25	4	27	4
Commercial mortgage-backed securities	3	—	14	1	17	1

Equity securities
Large capitalization value	14	1	12	2	26	3
Smaller company growth	3	—	1	—	4	—
Total	$99	$1	$75	$11	$174	$12

(1)  Indicates length of time that individual securities have been in a continuous unrealized loss position.

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2009
	Less than 12 months (1)		12 months or more (1)		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Government debt
U.S. treasury bonds	$4	$—	$—	$—	$4	$—
Other U.S. and non-U.S. government bonds	14	—	2	—	16	—

Corporate bonds
Corporate bonds	25	—	10	1	35	1
Asset-backed securities	4	1	44	10	48	11

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	—	—	3	—	3	—
Residential mortgage-backed securities	—	—	49	10	49	10
Commercial mortgage-backed securities	24	—	73	14	97	14

Equity securities
Large capitalization value	2	—	23	3	25	3
Smaller company growth	1	—	2	—	3	—
Total	$74	$1	$206	$38	$280	$39

(1)  Indicates length of time that individual securities have been in a continuous unrealized loss position.

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2008
	Less than 12 months (1)		12 months or more (1)		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Government debt
Other U.S. and non-U.S. government bonds	$—	$—	$8	$1	$8	$1

Corporate bonds
Corporate bonds	176	18	33	5	209	23
Asset-backed securities	101	16	30	11	131	27

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	7	—	19	1	26	1
Residential mortgage-backed securities	32	6	27	14	59	20
Commercial mortgage-backed securities	71	15	59	32	130	47

Equity securities
Large capitalization value	60	13	5	2	65	15
Smaller company growth	7	2	—	—	7	2
Total	$454	$70	$181	$66	$635	$136

(1)  Indicates length of time that individual securities have been in a continuous unrealized loss position.

Government Debt.  The unrealized losses on our investments in other U.S. and non-U.S. government bonds are the result of changes in interest rates since time of purchase.  We do not intend to sell the investments and it is not likely that we will be required to sell these investments before recovery of their amortized cost basis.  We do not consider these investments to be other-than-temporarily impaired as of December 31, 2010.

Corporate Bonds.  The unrealized losses on our investments in corporate bonds and asset-backed securities relate primarily to changes in interest rates and credit-related yield spreads since time of purchase.  We do not intend to sell the investments and it is not likely that we will be required to sell the investments before recovery of their amortized cost basis.  We do not consider these investments to be other-than-temporarily impaired as of December 31, 2010.

Mortgage-Backed Debt Securities.  The unrealized losses on our investments in mortgage-backed securities and mortgage-related asset-backed securities relate primarily to the continuation of elevated housing delinquencies and default rates, credit-related yield spreads and risk aversion.  We do not intend to sell the investments and it is not likely that we will be required to sell these investments before recovery of their amortized cost basis.  We do not consider these investments to be other-than-temporarily impaired as of December 31, 2010.

Equity Securities.  Cat Insurance maintains a well-diversified equity portfolio consisting of two specific mandates:  large capitalization value stocks and smaller company growth stocks.  U.S. equity valuations were generally higher in 2010 due to improved corporate earnings and the improving U.S. and global economies.  In each case where unrealized losses exist, the respective company’s management is taking corrective action in order to increase shareholder value.   We do not consider these investments to be other-than-temporarily impaired as of December 31, 2010.

The fair value of the available-for-sale debt securities at December 31, 2010, by contractual maturity, is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to prepay and creditors may have the right to call obligations.

(Millions of dollars)	Fair Value
Due in one year or less	$75
Due after one year through five years	$428
Due after five years through ten years	$230
Due after ten years	$484

Proceeds from sale of available-for-sale securities during 2010, 2009 and 2008 were  $228 million,  $291 million and  $357 million, respectively. Gross gains of  $10 million,  $9 million and  $17 million and gross losses of  $1 million,  $10 million and  $23 million have been included in current earnings as a result of these sales for 2010, 2009 and 2008, respectively.

Postemployment benefit plans	12 Months Ended
Dec. 31, 2010
Postemployment benefit plans
Postemployment benefit plans

12.  Postemployment benefit plans

We have both U.S. and non-U.S. pension plans covering substantially all of our U.S. employees and a portion of our non-U.S. employees, primarily in our European and Japanese facilities. Our defined benefit plans provide a benefit based on years of service and/or the employee’s average earnings near retirement. Our defined contribution plans allow employees to contribute a portion of their salary to help save for retirement, and in certain cases, we provide a matching contribution. We also have defined-benefit retirement health care and life insurance plans covering substantially all of our U.S. employees.

As discussed in Note 1K, we adopted the balance sheet recognition provisions of the guidance on employers’ accounting for defined benefit pension and other postretirement plans at December 31, 2006, and adopted the year-end measurement date effective January 1, 2008 using the “one measurement” approach.  Under the one measurement approach, net periodic benefit cost for the period between any early measurement date and the end of the fiscal year that the measurement provisions are applied is allocated proportionately between amounts to be recognized as an adjustment of Profit employed in the business and net periodic benefit cost for the fiscal year.  Previously, we used a November 30th measurement date for our U.S. pension and other postretirement benefit plans and September 30th for our non-U.S. plans.  Year-end asset and obligation amounts are disclosed as of the plan measurement dates.

As discussed in Note 25, during 2009 voluntary and involuntary separation programs impacted employees participating in certain U.S. and non-U.S. pension and other postretirement benefit plans.  Due to the significance of these events, certain plans were re-measured as follows:

U.S. Separation Programs — Plan re-measurements as of January 31, 2009, March 31, 2009 and December 31, 2009 resulted in net curtailment losses of  $127 million to pension and  $55 million to other postretirement benefit plans.  Early retirement pension benefit costs of  $6 million were also recognized.

Non-U.S. Separation Programs — Certain plans were re-measured as of March 31, 2009 and December 31, 2009, resulting in pension settlement losses of  $34 million, special termination benefits of  $2 million to pension and curtailment losses of  $1 million to other postretirement benefit plans.

In March 2009, we amended our U.S. support and management other postretirement benefit plan.  Beginning in 2010, certain retirees age 65 and older enrolled in individual health plans that work with Medicare and will no longer participate in a Caterpillar-sponsored group health plan.  In addition, Caterpillar began funding a tax-advantaged Health Reimbursement Arrangement (HRA) to assist the retirees with medical expenses.  The plan amendment required a plan re-measurement as of March 31, 2009, which resulted in a decrease in our Liability for postretirement benefits of  $432 million and an increase in Accumulated other comprehensive income (loss) of  $272 million, net of tax.  The plan was further amended in December 2009 to define the HRA benefit that active employees will receive once they are retired and reach age 65.  The plan was re-measured at year-end 2009 and the December amendment resulted in a decrease in our Liability for postretirement benefits of  $101 million and an increase in Accumulated other comprehensive income (loss) of  $64 million, net of tax.  These decreases will be amortized into earnings on a straight-line basis over approximately 7 years, the average remaining service period of active employees in the plan.  The amendments reduced other postretirement benefits expense by approximately  $110 million and  $60 million in 2010 and 2009, respectively.

In August 2010, we announced changes in our U.S. support and management pension plans. Beginning January 1, 2011, retirement benefits for U.S. support and management employees will transition from defined benefit pension plans to defined contribution plans. The transition date is determined for each employee based upon age and years of service or proximity to retirement. Pension benefit accruals will freeze on either December 31, 2010 or December 31, 2019 at which time the employees will move to the new retirement benefit. This benefit will provide employees with a frozen pension benefit and a 401(k) plan that will include a matching contribution and a new annual employer contribution. The plan change required a re-measurement as of August 31, 2010, which resulted in an increase in our Liability for postretirement benefits of  $1.32 billion and a decrease in Accumulated other comprehensive income (loss) of  $831 million, net of tax. The increase in the liability was due to a decline in the discount rate and lower than expected asset returns at the re-measurement date.  Curtailment expense of  $28 million was also recognized in 2010 as a result of the plan change.

In March 2010, the Patient Protection and Affordable Care Act (the PPACA) and the Health Care and Education Reconciliation Act of 2010 (H.R. 4872) which amends certain provisions of the PPACA were signed into law. As discussed in Note 5, the Medicare Part D retiree drug subsidies effectively become taxable beginning in 2013.

A.   Benefit Obligations

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2010	2009	2008	2010	2009	2008	2010	2009	2008
Change in benefit obligation:
Benefit obligation, beginning of year	$12,064	$11,493	$11,132	$3,542	$3,219	$3,012	$4,537	$5,017	$5,455
Effect of eliminating early measurement date(1)	N/A	N/A	11	N/A	N/A	26	N/A	N/A	—
Service cost	210	176	199	92	86	92	68	70	87
Interest cost	652	688	629	162	146	156	245	280	307
Plan amendments	4	—	13	35	—	—	—	(549)	—
Actuarial losses (gains)	1,140	380	222	153	45	(18)	602	(58)	(522)
Foreign currency exchange rates	—	—	—	34	322	(534)	14	29	(19)
Participant contributions	—	—	—	9	10	14	45	51	41
Benefits paid - gross	(820)	(796)	(713)	(168)	(212)	(155)	(379)	(390)	(351)
Less: federal subsidy on benefits paid	—	—	—	—	—	—	15	21	19
Curtailments, settlements and special termination benefits	(235)	123	—	(52)	(74)	—	—	66	—
Acquisitions / other(2)	9	—	—	60	—	626	37	—	—
Benefit obligation, end of year	$13,024	$12,064	$11,493	$3,867	$3,542	$3,219	$5,184	$4,537	$5,017
Accumulated benefit obligation, end of year	$12,558	$11,357	$10,681	$3,504	$3,082	$2,938

Weighted-average assumptions used to determine benefit obligation:
Discount rate(3)	5.1%	5.7%	6.1%	4.6%	4.8%	4.5%	5.0%	5.6%	6.0%
Rate of compensation increase(3)	4.5%	4.5%	4.5%	4.2%	4.2%	3.8%	4.4%	4.4%	4.4%

(1)   Change in benefit obligation during the period from the early measurement date to December 31, 2007.

(2)   See Note 23 regarding the 2008 Cat Japan share redemption and the 2010 Electro-Motive Diesel acquisition.

(3)   End of year rates are used to determine net periodic cost for the subsequent year. See Note 12E.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(Millions of dollars)	One-percentage- point increase	One-percentage- point decrease
Effect on 2010 service and interest cost components of other postretirement benefit cost	$19	$(15)
Effect on accumulated postretirement benefit obligation	$311	$(266)

B.            Plan Assets

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2010	2009	2008	2010	2009	2008	2010	2009	2008
Change in plan assets:
Fair value of plan assets, beginning of year	$9,029	$6,745	$10,441	$2,797	$2,175	$2,773	$1,063	$1,042	$1,584
Effect of eliminating early measurement date(1)	N/A	N/A	17	N/A	N/A	23	N/A	N/A	15
Actual return on plan assets	1,628	2,194	(3,288)	193	390	(751)	129	266	(587)
Foreign currency exchange rates	—	—	—	17	243	(407)	—	—	—
Company contributions(2)	919	886	288	58	263	134	138	94	340
Participant contributions	—	—	—	9	10	14	45	51	41
Benefits paid	(820)	(796)	(713)	(168)	(212)	(155)	(379)	(390)	(351)
Settlements and special termination benefits	—	—	—	(51)	(72)	—	—	—	—
Acquisitions / other(3)	4	—	—	25	—	544	—	—	—
Fair value of plan assets, end of year	$10,760	$9,029	$6,745	$2,880	$2,797	$2,175	$996	$1,063	$1,042

(1)  Change in plan assets during the period from the early measurement date to December 31, 2007.

(2)  Includes  $650 million of Caterpillar stock contributed to U.S. pension plans in 2009.

(3)  See Note 23 regarding the 2008 Cat Japan share redemption and the 2010 Electro-Motive Diesel acquisition.

As discussed in Note 1K, we adopted the accounting guidance on employers’ disclosures about postretirement benefit plan assets for the annual period ending December 31, 2009.  The guidance expands the disclosure set forth in the previous guidance by adding required disclosures about (1) how investment allocation decisions are made by management, (2) major categories of plan assets, and (3) significant concentrations of risk.  Additionally, this guidance requires an employer to disclose information about the valuation of plan assets similar to that required under the accounting guidance on fair value measurements.

Our U.S. pension target asset allocations reflect our investment strategy of maximizing the long-term rate of return on plan assets and the resulting funded status, within an appropriate level of risk.  Our target allocations for the U.S. pension plans are 70% equities and 30% debt securities.  Within equity securities, approximately 60% includes investments in U.S. large and small-cap companies.  The remaining portion is invested in international companies, including emerging markets, and private equity.  Fixed income securities primarily include corporate bonds, mortgage backed securities and U.S. Treasuries.

In general, our non-U.S. pension target asset allocations reflect our investment strategy of maximizing the long-term rate of return on plan assets and the resulting funded status, within an appropriate level of risk.  The weighted-average target allocations for the non-U.S. pension plans are 62% equities, 31% debt securities, 6% real estate and 1% other.  The target allocations for each plan vary based upon local statutory requirements, demographics of plan participants and funded status.  Plan assets are primarily invested in non-U.S. securities.

Our target allocations for the other postretirement benefit plans are 80% equities and 20% debt securities.  Within equity securities, approximately two-thirds include investments in U.S. large and small-cap companies.  The remaining portion is invested in international companies, including emerging markets.  Fixed income securities primarily include corporate bonds, mortgage backed securities and U.S. Treasuries.

The U.S. plans are rebalanced to plus or minus five percentage points of the target asset allocation ranges on a monthly basis.  The frequency of rebalancing for the non-U.S. plans varies depending on the plan. As a result of our diversification strategies, there are no significant concentrations of risk within the portfolio of investments except for the holdings in Caterpillar stock as discussed below.

The use of certain derivative instruments is permitted where appropriate and necessary for achieving overall investment policy objectives.  The U.S. plans utilize futures contracts to offset current equity positions in order to rebalance the total portfolio to the target asset allocation.  During 2008, approximately 5% of the U.S. pension plans’ assets were rebalanced from equity to fixed income positions through the use of futures contracts. The plans do not engage in futures contracts for speculative purposes.

The accounting guidance on fair value measurements specifies a fair value hierarchy based upon the observability of inputs used in valuation techniques (Level 1, 2 and 3).  See Note 17 for a discussion of the fair value hierarchy.

Fair values are determined as follows:

·                  Equity securities are primarily based on valuations for identical instruments in active markets.

·                  Fixed income securities are primarily based upon models that take into consideration such market-based factors as recent sales, risk-free yield curves and prices of similarly rated bonds.

·                  Real estate is stated at the fund’s net asset value or at appraised value.

·                  Cash, short-term instruments and other are based on the carrying amount, which approximated fair value, or at the fund’s net asset value.

The fair value of the pension and other postretirement benefit plan assets by category is summarized below:

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,975	$1	$46	$5,022
Non-U.S. equities	2,884	—	4	2,888

Fixed income securities:
U.S. corporate bonds	—	1,412	38	1,450
Non-U.S. corporate bonds	—	92	1	93
U.S. government bonds	—	299	5	304
U.S. governmental agency mortgage-backed securities	—	634	4	638
Non-U.S. government bonds	—	22	—	22

Real estate	—	—	10	10

Cash, short-term instruments and other	70	263	—	333
Total U.S. pension assets	$7,929	$2,723	$108	$10,760

	December 31, 2009
	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,634	$2	$17	$4,653
Non-U.S. equities	1,803	—	34	1,837

Fixed income securities:
U.S. corporate bonds	—	1,179	56	1,235
Non-U.S. corporate bonds	—	70	1	71
U.S. government bonds	—	323	—	323
U.S. governmental agency mortgage-backed securities	—	562	—	562
Non-U.S. government bonds	—	9	—	9

Real estate	—	—	10	10

Cash, short-term instruments and other	113	216	—	329
Total U.S. pension assets	$6,550	$2,361	$118	$9,029

-

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$359	$—	$—	$359
Non-U.S. equities	916	90	1	1,007
Global equities(1)	153	37	—	190

Fixed income securities:
U.S. corporate bonds	—	18	2	20
Non-U.S. corporate bonds	—	374	5	379
U.S. government bonds	—	5	—	5
Non-U.S. government bonds	—	163	1	164
Global fixed income(1)	—	374	—	374

Real estate	—	89	90	179

Other:
Cash and short-term instruments	59	3	—	62
Other(2)	2	104	35	141
Total non-U.S. pension assets	$1,489	$1,257	$134	$2,880

	December 31, 2009
	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$330	$—	$—	$330
Non-U.S. equities	863	84	5	952
Global equities(1)	144	14	—	158

Fixed income securities:
U.S. corporate bonds	—	22	1	23
Non-U.S. corporate bonds	—	355	11	366
U.S. government bonds	—	1	—	1
Non-U.S. government bonds	—	156	2	158
Global fixed income(1)	—	361	—	361

Real estate	—	80	71	151

Other:
Cash and short-term instruments	104	4	—	108
Other(2)	3	135	51	189
Total non-U.S. pension assets	$1,444	$1,212	$141	$2,797

(1)  Includes funds that invest in both U.S. and non-U.S. securities.

(2)  Includes funds that invest in multiple asset classes, hedge funds and other.

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$512	$—	$—	$512
Non-U.S. equities	289	—	—	289

Fixed income securities:
U.S. corporate bonds	—	79	—	79
Non-U.S. corporate bonds	—	6	—	6
U.S. government bonds	—	14	—	14
U.S. governmental agency mortgage-backed securities	—	43	—	43
Non-U.S. government bonds	—	1	—	1

Cash, short-term instruments and other	19	33	—	52
Total other postretirement benefit assets	$820	$176	$—	$996

	December 31, 2009
	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$531	$—	$—	$531
Non-U.S. equities	273	6	—	279

Fixed income securities:
U.S. corporate bonds	—	95	—	95
Non-U.S. corporate bonds	—	8	—	8
U.S. government bonds	—	24	—	24
U.S. governmental agency mortgage-backed securities	—	54	—	54
Non-U.S. government bonds	—	1	—	1

Cash, short-term instruments and other	19	52	—	71
Total other postretirement benefit assets	$823	$240	$—	$1,063

Below are roll-forwards of assets measured at fair value using Level 3 inputs for the years ended December 31, 2010 and 2009.  These instruments were valued using pricing models that, in management’s judgment, reflect the assumptions a marketplace participant would use.

(Millions of dollars)	Equities	Fixed Income	Real Estate	Other
U.S. Pension
Balance at December 31, 2008	$16	$73	$9	$—
Unrealized gains (losses)	3	34	1	—
Realized gains (losses)	—	(2)	—	—
Purchases, issuances and settlements	31	(12)	—	—
Transfers in and/or out of Level 3	1	(36)	—	—
Balance at December 31, 2009	$51	$57	$10	$—
Unrealized gains (losses)	11	1	—	—
Realized gains (losses)	(1)	3	—	—
Purchases, issuances and settlements	32	(9)	—	—
Transfers in and/or out of Level 3	(43)	(4)	—	—
Balance at December 31, 2010	$50	$48	$10	$—

Non-U.S. Pension
Balance at December 31, 2008	$—	$5	$61	$67
Unrealized gains (losses)	2	1	10	63
Realized gains (losses)	—	—	—	(41)
Purchases, issuances and settlements	3	6	—	(38)
Transfers in and/or out of Level 3	—	2	—	—
Balance at December 31, 2009	$5	$14	$71	$51
Unrealized gains (losses)	(1)	—	7	1
Realized gains (losses)	1	—	—	5
Purchases, issuances and settlements	(2)	(3)	12	(22)
Transfers in and/or out of Level 3	(2)	(3)	—	—
Balance at December 31, 2010	$1	$8	$90	$35

Equity securities within plan assets include Caterpillar Inc. common stock in the amounts of:

	U.S. Pension Benefits(1)			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2010	2009(2)	2008	2010	2009	2008	2010	2009	2008
Caterpillar Inc. common stock	$779	$1,016	$11	$2	$1	$1	$3	$1	$2

(1)  Amounts represent 7% of total plan assets for 2010, 11% for 2009 and less than 1% of total plan assets for 2008.

(2)  Includes  $650 million of Caterpillar stock contributed to U.S. pension plans in 2009.

C.   Funded status

The funded status of the plans, reconciled to the amount reported on Statement 2, is as follows:

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2010	2009	2008	2010	2009	2008	2010	2009	2008
End of Year
Fair value of plan assets	$10,760	$9,029	$6,745	$2,880	$2,797	$2,175	$996	$1,063	$1,042
Benefit obligations	13,024	12,064	11,493	3,867	3,542	3,219	5,184	4,537	5,017
Over (under) funded status recognized in financial position	$(2,264)	$(3,035)	$(4,748)	$(987)	$(745)	$(1,044)	$(4,188)	$(3,474)	$(3,975)

Components of net amount recognized in financial position:
Other assets (non-current asset)	$—	$—	$—	$4	$22	$—	$—	$—	$—
Accrued wages, salaries and employee benefits (current liability)	(18)	(17)	(14)	(18)	(18)	(2)	(171)	(113)	(29)
Liability for postemployment benefits (non-current liability)	(2,246)	(3,018)	(4,734)	(973)	(749)	(1,042)	(4,017)	(3,361)	(3,946)
Net liability recognized	$(2,264)	$(3,035)	$(4,748)	$(987)	$(745)	$(1,044)	$(4,188)	$(3,474)	$(3,975)

Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	$4,795	$5,132	$6,419	$1,273	$1,200	$1,319	$1,195	$659	$881
Prior service cost (credit)	83	132	170	43	8	13	(122)	(177)	320
Transition obligation (asset)	—	—	—	—	—	—	7	9	10
Total	$4,878	$5,264	$6,589	$1,316	$1,208	$1,332	$1,080	$491	$1,211

The estimated amounts that will be amortized from Accumulated other comprehensive income (loss) at December 31, 2010 into net periodic benefit cost (pre-tax) in 2011 are as follows:

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Actuarial loss (gain)	$451	$71	$108
Prior service cost (credit)	20	3	(55)
Transition obligation (asset)	—	—	2
Total	$471	$74	$55

The following amounts relate to our pension plans with projected benefit obligations in excess of plan assets:

	U.S. Pension Benefits at Year-end			Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2010	2009	2008	2010	2009	2008
Projected benefit obligation	$(13,024)	$(12,064)	$(11,493)	$(3,846)	$(3,350)	$(3,194)
Accumulated benefit obligation	$(12,558)	$(11,357)	$(10,681)	$(3,485)	$(2,933)	$(2,917)
Fair value of plan assets	$10,760	$9,029	$6,745	$2,855	$2,584	$2,151

The following amounts relate to our pension plans with accumulated benefit obligations in excess of plan assets:

	U.S. Pension Benefits at Year-end			Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2010	2009	2008	2010	2009	2008
Projected benefit obligation	$(13,024)	$(12,064)	$(11,493)	$(3,452)	$(1,594)	$(3,040)
Accumulated benefit obligation	$(12,558)	$(11,357)	$(10,681)	$(3,179)	$(1,503)	$(2,796)
Fair value of plan assets	$10,760	$9,029	$6,745	$2,514	$1,145	$2,022

The accumulated postretirement benefit obligation exceeds plan assets for all of our other postretirement benefit plans.

D.   Expected cash flow

Information about the expected cash flow for the pension and other postretirement benefit plans is as follows:

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Employer contributions:
2011 (expected)	$790	$210	$180

Expected benefit payments:
2011	$820	$180	$380
2012	830	230	390
2013	840	230	400
2014	860	240	410
2015	870	250	410
2016-2020	4,480	1,210	2,110
Total	$8,700	$2,340	$4,100

The above table reflects the total employer contributions and benefits expected to be paid from the plan or from company assets and does not include the participants’ share of the cost. The expected benefit payments for our other postretirement benefits include payments for prescription drug benefits. Medicare Part D subsidy amounts expected to be received by the company which will offset other postretirement benefit payments are as follows:

(Millions of dollars)	2011	2012	2013	2014	2015	2016-2020	Total
Other postretirement benefits	$15	$20	$20	$20	$25	$130	$230

E.   Net periodic cost

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2010	2009	2008	2010	2009	2008	2010	2009	2008
Components of net periodic benefit cost:
Service cost	$210	$176	$199	$92	$86	$92	$68	$70	$87
Interest cost	652	688	629	162	146	156	245	280	307
Expected return on plan assets	(773)	(777)	(882)	(192)	(181)	(201)	(93)	(111)	(138)
Curtailments, settlements and special termination benefits(1)	28	133	—	22	36	1	—	56	—
Amortization of:
Transition obligation (asset)	—	—	—	—	—	1	2	2	2
Prior service cost (credit)(2)	25	29	32	1	1	3	(55)	(40)	(35)
Net actuarial loss (gain)	385	248	134	65	35	36	33	20	64
Total cost included in operating profit	$527	$497	$112	$150	$123	$88	$200	$277	$287

Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Effect of eliminating early measurement date(3)	N/A	N/A	$(14)	N/A	N/A	$(9)	N/A	N/A	$(3)
Current year actuarial loss (gain)	$47	$(1,037)	4,401	$136	$(88)	696	$570	$(200)	172
Amortization of actuarial (loss) gain	(385)	(248)	(134)	(62)	(32)	(36)	(33)	(20)	(64)
Current year prior service cost (credit)	(24)	(10)	16	35	(2)	1	—	(537)	(3)
Amortization of prior service (cost) credit	(25)	(29)	(32)	(1)	(1)	(3)	55	40	35
Amortization of transition (obligation) asset	—	—	—	—	—	(1)	(2)	(2)	(2)
Total recognized in other comprehensive income	(387)	(1,324)	4,237	108	(123)	648	590	(719)	135
Total recognized in net periodic cost and other comprehensive income	$140	$(827)	$4,349	$258	$—	$736	$790	$(442)	$422

Weighted-average assumptions used to determine net cost:
Discount rate	5.4%	6.3%	5.8%	4.8%	4.7%	5.3%	5.6%	6.3%	5.8%
Expected return on plan assets(4)	8.5%	8.5%	9.0%	7.0%	6.6%	7.6%	8.5%	8.5%	9.0%
Rate of compensation increase	4.5%	4.5%	4.5%	4.2%	3.8%	4.0%	4.4%	4.4%	4.4%

(1)	2010 and 2009 curtailments, settlements and special termination benefits were recognized in Other operating (income) expenses in Statement 1.
(2)

Prior service costs for both pension and other postretirement benefits are generally amortized using the straight-line method over the average remaining service period to the full retirement eligibility date of employees expected to receive benefits from the plan amendment. For other postretirement benefit plans in which all or almost all of the plan’s participants are fully eligible for benefits under the plan, prior service costs are amortized using the straight-line method over the remaining life expectancy of those participants.

(3)	Amortization during the period from the early measurement date to December 31, 2007.
(4)	The weighted-average rates for 2011 are 8.5% and 7.1% for U.S. and non-U.S. plans, respectively.

The assumed discount rate is used to discount future benefit obligations back to today’s dollars.  The U.S. discount rate is based on a benefit cash flow-matching approach and represents the rate at which our benefit obligations could effectively be settled as of our measurement date, December 31.  The benefit cash flow-matching approach involves analyzing Caterpillar’s projected cash flows against a high quality bond yield curve, calculated using a wide population of corporate Aa bonds available on the measurement date.  The very highest and lowest yielding bonds (top and bottom 10%) are excluded from the analysis.  A similar process is used to determine the assumed discount rate for our most significant non-U.S. plans. This rate is sensitive to changes in interest rates. A decrease in the discount rate would increase our obligation and future expense.

Our U.S. expected long-term rate of return on plan assets is based on our estimate of long-term passive returns for equities and fixed income securities weighted by the allocation of our pension assets. Based on historical performance, we increase the passive returns due to our active management of the plan assets. To arrive at our expected long-term return, the amount added for active management was 1% for 2010, 2009 and 2008.  A similar process is used to determine this rate for our non-U.S. plans.

The assumed health care trend rate represents the rate at which health care costs are assumed to increase. To calculate the 2010 benefit expense, we assumed a weighted-average increase of 7.0% for 2010.  We expect a weighted-average increase of 7.9% during 2011.  The 2011 rates are assumed to decrease gradually to the ultimate health care trend rate of 5.0% in 2019. This rate represents 3.0% general inflation plus 2.0% additional health care inflation.

F.    Other postemployment benefit plans

We offer long-term disability benefits, continued health care for disabled employees, survivor income benefit insurance and supplemental unemployment benefits to substantially all eligible U.S. employees.

G.   Defined contribution plans

We have both U.S. and non-U.S. employee defined contribution plans to help employees save for retirement. Our U.S. 401(k) plan allows eligible employees to contribute a portion of their salary to the plan on a tax-deferred basis, and we provide a matching contribution equal to 100% of employee contributions to the plan up to 6% of their compensation. Various other U.S. and non-U.S. defined contribution plans allow eligible employees to contribute a portion of their salary to the plans, and in some cases, we provide a matching contribution to the funds.

Beginning January 1, 2011, matching contributions to our U.S. 401(k) plan will change for certain employees that are still accruing benefits under a defined benefit pension plan.  Matching contributions will be equal to 50% of employee contributions to the plan up to 6% of their compensation.  For employees whose defined benefit pension accruals were frozen as of December 31, 2010, we will begin providing a new annual employer contribution in 2011.

From June 2009 to October 2010, we funded our employer matching contribution for certain U.S. defined contribution plans in Caterpillar stock, held as treasury stock.  In 2010 and 2009, we made  $94 million (1.5 million shares) and  $68 million (1.4 million shares) of matching contributions in Caterpillar stock, respectively.

Total company costs related to U.S. and non-U.S. defined contribution plans were as follows:

(Millions of dollars)	2010	2009	2008
U.S. plans	$231	$206	$107
Non-U.S. plans	39	29	34
	$270	$235	$141

H.   Summary of long-term liability:

	December 31,
(Millions of dollars)	2010	2009	2008
Pensions:
U.S. pensions	$2,246	$3,018	$4,734
Non-U.S. pensions	973	749	1,042
Total pensions	3,219	3,767	5,776
Postretirement benefits other than pensions	4,017	3,361	3,946
Other postemployment benefits	69	63	73
Defined contribution	279	229	180
	$7,584	$7,420	$9,975

Short-term borrowings	12 Months Ended
Dec. 31, 2010
Short-term borrowings
Short-term borrowings

13.  Short-term borrowings

	December 31,
(Millions of dollars)	2010	2009	2008
Machinery and Power Systems:
Notes payable to banks	$204	$260	$668
Commercial paper	—	173	964
	204	433	1,632
Financial Products:
Notes payable to banks	479	793	817
Commercial paper	2,710	2,162	4,217
Demand notes	663	695	543
	3,852	3,650	5,577
Total short-term borrowings	$4,056	$4,083	$7,209

The weighted-average interest rates on short-term borrowings outstanding were:

	December 31,
	2010	2009	2008
Notes payable to banks	4.1%	4.6%	5.5%
Commercial paper	1.5%	1.2%	2.0%
Demand notes	1.1%	2.0%	3.6%

Please refer to Note 17 and Table III for fair value information on short-term borrowings.

Long-term debt	12 Months Ended
Dec. 31, 2010
Long-term debt
Long-term debt

14.  Long-term debt

	December 31,
(Millions of dollars)	2010	2009	2008
Machinery and Power Systems:
Notes—6.550% due 2011	$—	$251	$250
Notes—5.700% due 2016	512	515	517
Debentures—9.375% due 2011	—	123	123
Debentures—7.000% due 2013	350	350	350
Debentures—7.900% due 2018	899	899	898
Debentures—9.375% due 2021	120	120	120
Debentures—8.000% due 2023	82	82	82
Debentures—6.625% due 2028	299	299	299
Debentures—7.300% due 2031	349	349	349
Debentures—5.300% due 2035 (1)	205	204	203
Debentures—6.050% due 2036	748	748	748
Debentures—8.250% due 2038	248	248	248
Debentures—6.950% due 2042	249	249	249
Debentures—7.375% due 2097	297	297	297
Capital lease obligations	81	211	293
Other	66	707	710
Total Machinery and Power Systems	4,505	5,652	5,736
Financial Products:
Commercial paper	—	71	1,500
Medium-term notes	14,993	15,363	15,073
Other	939	761	525
Total Financial Products	15,932	16,195	17,098
Total long-term debt due after one year	$20,437	$21,847	$22,834

(1)  Debentures due in 2035 have a face value of  $307 million and an effective yield to maturity of 8.55%.

All outstanding notes and debentures are unsecured.

On December 3, 2008, Caterpillar issued  $350 million of 7.00% debentures due in 2013,  $900 million of 7.90% debentures due in 2018 and  $250 million of 8.25% debentures due in 2038.

We may redeem the 6.55% and 5.70% notes and the 6.625%, 7.30%, 5.30%, 6.05%, 6.95% and 7.375% debentures in whole or in part at our option at any time at a redemption price equal to the greater of 100% of the principal amount of the debentures to be redeemed or the sum of the present value of the remaining scheduled payments. The terms of other notes and debentures do not specify a redemption option prior to maturity.

Based on Cat Financial’s medium-term note issuances subsequent to year-end,  $71 million and  $1,500 million of Financial Products’ commercial paper outstanding at December 31, 2009 and 2008, respectively, was classified as long-term debt due after one year. Medium-term notes are offered by prospectus and are issued through agents at fixed and floating rates. These notes have a weighted average interest rate of 4.6% with remaining maturities up to 18 years at December 31, 2010.

The aggregate amounts of maturities of long-term debt during each of the years 2011 through 2015, including amounts due within one year and classified as current, are:

	December 31,
(Millions of dollars)	2011	2012	2013	2014	2015
Machinery and Power Systems	$495	$81	$366	$8	$5
Financial Products	3,430	4,825	4,243	2,015	887
	$3,925	$4,906	$4,609	$2,023	$892

The above table includes  $684 million of medium-term notes that can be called at par.

Interest paid on short-term and long-term borrowings for 2010, 2009 and 2008 was  $1,247 million,  $1,411 million and  $1,451 million, respectively.

Please refer to Note 17 and Table III for fair value information on long-term debt.

Credit commitments	12 Months Ended
Dec. 31, 2010
Credit commitments
Credit commitments

15.       Credit commitments

	December 31, 2010
(Millions of dollars)	Consolidated	Machinery and Power Systems	Financial Products
Credit lines available:
Global credit facilities	$7,230	$1,500	$5,730
Other external	4,658	853	3,805
Total credit lines available	11,888	2,353	9,535
Less: Global credit facilities supporting commercial paper	(2,710)	—	(2,710)
Less: Utilized credit	(2,217)	(135)	(2,082)
Available credit	$6,961	$2,218	$4,743

We have three global credit facilities with a syndicate of banks totaling  $7.23 billion (Credit Facility) available in the aggregate to both Caterpillar and Cat Financial to support their commercial paper programs in the event those programs become unavailable and for general liquidity purposes.  Based on management’s allocation decision, which can be revised from time to time, the portion of the Credit Facility available to Cat Financial as of December 31, 2010 was  $5.73 billion.

·                  The 364-day facility of  $3.52 billion expires in September 2011.

·                  The five-year facility of  $1.62 billion expires in September 2012.

·                  The four-year facility of  $2.09 billion expires in September 2014.

Other consolidated credit lines with banks as of December 31, 2010 totaled  $4.66 billion. These committed and uncommitted credit lines, which may be eligible for renewal at various future dates or have no specified expiration date, are used primarily by our subsidiaries for local funding requirements.  Caterpillar or Cat Financial may guarantee subsidiary borrowings under these lines.

At December 31, 2010, Caterpillar’s consolidated net worth was  $15.56 billion, which was above the  $9.00 billion required under the Credit Facility.  The consolidated net worth is defined as the consolidated stockholder’s equity including preferred stock but excluding the pension and other postretirement benefits balance within Accumulated other comprehensive income (loss).

At December 31, 2010, Cat Financial’s covenant interest coverage ratio was 1.34 to 1.  This is above the 1.15 to 1 minimum ratio of (1) profit excluding income taxes, interest expense and net gain/(loss) from interest rate derivatives to (2) interest expense calculated at the end of each calendar quarter for the rolling four quarter period then most recently ended.

In addition, at December 31, 2010, Cat Financial’s covenant leverage ratio was 7.02 to 1.  This is below the maximum ratio of debt to net worth of 10 to 1, calculated (1) on a monthly basis as the average of the leverage ratios determined on the last day of each of the six preceding calendar months and (2) at each December 31 required by the Credit Facility.

In the event Caterpillar or Cat Financial does not meet one or more of their respective financial covenants under the Credit Facility in the future (and are unable to obtain a consent or waiver), the bank group may terminate the commitments allocated to the party that does not meet its covenants.  Additionally, in such event, certain of Cat Financial’s other lenders under other loan agreements where similar financial covenants or cross default provisions are applicable, may, at their election, choose to pursue remedies under those loan agreements, including accelerating the repayment of outstanding borrowings.  At December 31, 2010, there were no borrowings under the Credit Facility.

On November 14, 2010, Caterpillar entered into a bridge facility commitment letter related to the planned acquisition of Bucyrus International, Inc.  The commitment letter provided for an aggregate principal amount of  $8.6 billion under a one-year unsecured term loan credit facility (Bridge Facility).  On December 3, 2010, Caterpillar entered into a Bridge Loan Agreement that contains the negotiated terms and conditions originally contemplated in the commitment letter.  The principal amount available to Caterpillar under the Bridge Loan Agreement is not included in the credit commitments table shown above.  Caterpillar paid certain customary fees and expenses in connection with the Bridge Facility, and pays certain customary fees and expenses in connection with the Bridge Loan Agreement.  In 2010, Caterpillar paid  $46 million in fees related to the Bridge Facility and the Bridge Loan Agreement.  We estimate payments of approximately  $20 million in additional fees related to the Bridge Loan Agreement in 2011.  These fees will be amortized over the term of the Bridge Loan Agreement.  At December 31, 2010, there were no borrowings under the Bridge Loan Agreement.

Profit per share	12 Months Ended
Dec. 31, 2010
Profit per share
Profit per share

16.       Profit per share

Computations of profit per share:

(Dollars in millions except per share data)	2010	2009	2008
Profit for the period (A) (1)	$2,700	$895	$3,557
Determination of shares (in millions):
Weighted average number of common shares outstanding (B)	631.5	615.2	610.5
Shares issuable on exercise of stock awards, net of shares assumed to be purchased out of proceeds at average market price	18.9	10.8	17.4
Average common shares outstanding for fully diluted computation (C)	650.4	626.0	627.9
Profit per share of common stock:
Assuming no dilution (A/B)	$4.28	$1.45	$5.83
Assuming full dilution (A/C)	$4.15	$1.43	$5.66
Shares outstanding as of December 31 (in millions)	638.8	624.7	601.5

(1)   Profit attributable to common stockholders.

SARs and stock options to purchase 5,228,763, 18,577,553 and 5,468,512 common shares were outstanding in 2010, 2009 and 2008, respectively, but were not included in the computation of diluted earnings per share because the effect would have been antidilutive.

Fair value disclosures	12 Months Ended
Dec. 31, 2010
Fair value disclosures
Fair value disclosures

17.       Fair value disclosures

A.            Fair value measurements

The guidance on fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.  This guidance also specifies a fair value hierarchy based upon the observability of inputs used in valuation techniques.  Observable inputs (highest level) reflect market data obtained from independent sources, while unobservable inputs (lowest level) reflect internally developed market assumptions.  In accordance with this guidance, fair value measurements are classified under the following hierarchy:

·                  Level 1 — Quoted prices for identical instruments in active markets.

·                  Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs or significant value-drivers are observable in active markets.

·                  Level 3 — Model-derived valuations in which one or more significant inputs or significant value-drivers are unobservable.

When available, we use quoted market prices to determine fair value, and we classify such measurements within Level 1.  In some cases where market prices are not available, we make use of observable market based inputs to calculate fair value, in which case the measurements are classified within Level 2.  If quoted or observable market prices are not available, fair value is based upon internally developed models that use, where possible, current market-based parameters such as interest rates, yield curves and currency rates.  These measurements are classified within Level 3.

Fair value measurements are classified according to the lowest level input or value-driver that is significant to the valuation.  A measurement may therefore be classified within Level 3 even though there may be significant inputs that are readily observable.

The guidance on fair value measurements expanded the definition of fair value to include the consideration of nonperformance risk.  Nonperformance risk refers to the risk that an obligation (either by a counterparty or Caterpillar) will not be fulfilled.  For our financial assets traded in an active market (Level 1 and certain Level 2), the nonperformance risk is included in the market price.  For certain other financial assets and liabilities (Level 2 and 3), our fair value calculations have been adjusted accordingly.

Available-for-sale securities

Our available-for-sale securities, primarily at Cat Insurance, include a mix of equity and debt instruments (see Note 11 for additional information).  Fair values for our U.S. treasury bonds and equity securities are based upon valuations for identical instruments in active markets.  Fair values for other government bonds, corporate bonds and mortgage-backed debt securities are based upon models that take into consideration such market-based factors as recent sales, risk-free yield curves and prices of similarly rated bonds.

Derivative financial instruments

The fair value of interest rate swap derivatives is primarily based on models that utilize the appropriate market-based forward swap curves and zero-coupon interest rates to determine discounted cash flows.  The fair value of foreign currency and commodity forward and option contracts is based on a valuation model that discounts cash flows resulting from the differential between the contract price and the market-based forward rate.

Securitized retained interests

The fair value of securitized retained interests is based upon a valuation model that calculates the present value of future expected cash flows using key assumptions for credit losses, prepayment rates and discount rates.  These assumptions are based on our historical experience, market trends and anticipated performance relative to the particular assets securitized.

Guarantees

The fair value of guarantees is based upon the premium we would require to issue the same guarantee in a stand-alone arms-length transaction with an unrelated party. If quoted or observable market prices are not available, fair value is based upon internally developed models that utilize current market-based assumptions.

Assets and liabilities measured at fair value, primarily related to Financial Products, included in Statement 2 as of December 31, 2010, 2009 and 2008 are summarized below:

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$12	$—	$—	$12
Other U.S. and non-U.S. government bonds	—	77	—	77

Corporate bonds
Corporate bonds	—	511	—	511
Asset-backed securities	—	136	—	136

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	—	273	—	273
Residential mortgage-backed securities	—	40	—	40
Commercial mortgage-backed securities	—	168	—	168

Equity securities
Large capitalization value	122	—	—	122
Smaller company growth	31	—	—	31
Total available-for-sale securities	165	1,205	—	1,370

Derivative financial instruments, net	—	267	—	267
Total Assets	$165	$1,472	$—	$1,637

Liabilities
Guarantees	$	$—	$10	$10
Total Liabilities	$—	$—	$10	$10

	December 31, 2009
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$14	$—	$—	$14
Other U.S. and non-U.S. government bonds	—	65	—	65

Corporate bonds
Corporate bonds	—	475	—	475
Asset-backed securities	—	134	—	134

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	—	308	—	308
Residential mortgage-backed securities	—	51	—	51
Commercial mortgage-backed securities	—	162	—	162

Equity securities
Large capitalization value	89	—	—	89
Smaller company growth	24	—	—	24
Total available-for-sale securities	127	1,195	—	1,322

Derivative financial instruments, net	—	236	—	236
Securitized retained interests	—	—	102	102
Total Assets	$127	$1,431	$102	$1,660

Liabilities
Guarantees	$—	$—	$17	$17
Total Liabilities	$—	$—	$17	$17

	December 31, 2008
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities	$140	$992	$—	$1,132
Derivative financial instruments, net	—	625	—	625
Securitized retained interests	—	—	52	52
Total Assets	$140	$1,617	$52	$1,809

Liabilities
Guarantees	$—	$—	$14	$14
Total Liabilities	$—	$—	$14	$14

Below are roll-forwards of assets and liabilities measured at fair value using Level 3 inputs for the years ended December 31, 2010, 2009 and 2008.  These instruments, primarily related to Cat Financial, were valued using pricing models that, in management’s judgment, reflect the assumptions a marketplace participant would use.

(Millions of dollars)	Securitized Retained Interests	Guarantees
Balance at December 31, 2007	$49	$12
Gains or losses included in earnings (realized and unrealized)	(21)	7
Changes in Accumulated other comprehensive income (loss)	(13)	—
Purchases, issuances and settlements	37	(5)
Balance at December 31, 2008	$52	$14
Gains or losses included in earnings (realized and unrealized)	(31)	—
Changes in Accumulated other comprehensive income (loss)	6	—
Purchases, issuances and settlements	75	3
Balance at December 31, 2009	$102	$17
Adjustment to adopt accounting for variable-interest entities	(102)	—
Valuation adjustment	—	(6)
Issuance of guarantees	—	7
Expiration of guarantees	—	(8)
Balance at December 31, 2010	$—	$10

The amount of unrealized losses on securitized retained interests recognized in earnings for the years ended December 31, 2009 and 2008 related to assets still held at December 31, 2009 and 2008 were  $28 million and  $23 million, respectively. These losses were reported in Revenues of Financial Products in Statement 1.  There were no unrealized losses on guarantees recognized in earnings for the years ended December 31, 2010 or 2009 related to liabilities still held at December 31, 2010 or 2009, respectively.  The amount of unrealized losses on guarantees recognized in earnings for the year ended December 31, 2008 related to liabilities still held at December 31, 2008 were  $8 million.  These losses were reported in Selling, general and administrative expenses in Statement 1.

In addition to the amounts above, we had impaired loans of  $171 million,  $208 million and  $108 million for the years ended December 31, 2010, 2009 and 2008, respectively.  A loan is considered impaired when management determines that collection of contractual amounts due is not probable.  In these cases, an allowance for loan losses is established based primarily on the fair value of associated collateral.  As the collateral’s fair value is based on observable market prices and/or current appraised values, the impaired loans are classified as Level 2 measurements.

B.            Fair values of financial instruments

In addition to the methods and assumptions we use to record the fair value of financial instruments as discussed in the Fair value measurements section above, we used the following methods and assumptions to estimate the fair value of our financial instruments.

Cash and short-term investments

Carrying amount approximated fair value.

Restricted cash and short-term investments

Carrying amount approximated fair value.  Restricted cash and short-term investments are included in Prepaid expenses and other current assets in Statement 2.

Finance receivables

Fair value was estimated by discounting the future cash flows using current rates, representative of receivables with similar remaining maturities.

Wholesale inventory receivables

Fair value was estimated by discounting the future cash flows using current rates, representative of receivables with similar remaining maturities.

Short-term borrowings

Carrying amount approximated fair value.

Long-term debt

Fair value for Machinery and Power Systems and Financial Products fixed rate debt was estimated based on quoted market prices. For Financial Products, floating rate notes and commercial paper carrying amounts approximated fair value. For deposit obligations, carrying value approximated fair value.

Please refer to the table below for the fair values of our financial instruments.

TABLE III—Fair Values of Financial Instruments

	2010		2009		2008
(Millions of dollars)	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Reference
Assets at December 31,
Cash and short-term investments	$3,592	$3,592	$4,867	$4,867	$2,736	$2,736	Statement 2
Restricted cash and short-term investments	91	91	37	37	12	12	Statement 2
Available-for-sale securities	1,370	1,370	1,322	1,322	1,132	1,132	Notes 11 & 18
Finance receivables—net (excluding finance leases(1))	12,568	12,480	13,077	13,234	14,367	13,483	Note 6
Wholesale inventory receivables—net (excluding finance leases(1))	1,062	1,017	660	646	1,232	1,154	Note 6
Foreign currency contracts—net	63	63	192	192	254	254	Notes 3 & 18
Interest rate swaps—net	187	187	34	34	371	371	Note 3
Commodity contracts—net	17	17	10	10	—	—	Note 3
Securitized retained interests	—	—	102	102	52	52	Notes 6

Liabilities at December 31,
Short-term borrowings	4,056	4,056	4,083	4,083	7,209	7,209	Note 13
Long-term debt (including amounts due within one year):
Machinery and Power Systems	5,000	5,968	5,954	6,674	6,192	6,290	Note 14
Financial Products	19,362	20,364	21,594	22,367	22,134	21,259	Note 14
Guarantees	10	10	17	17	14	14	Notes 20

(1)          Total excluded items have a net carrying value at December 31, 2010, 2009 and 2008 of  $7,292 million,  $7,780 million and  $8,951 million, respectively.

Concentration of credit risk	12 Months Ended
Dec. 31, 2010
Concentration of credit risk
Concentration of credit risk

18.       Concentration of credit risk

Financial instruments with potential credit risk consist primarily of trade and finance receivables and short-term and long-term investments. Additionally, to a lesser extent, we have a potential credit risk associated with counterparties to derivative contracts.

Trade receivables are primarily short-term receivables from independently owned and operated dealers and customers which arise in the normal course of business. We perform regular credit evaluations of our dealers and customers. Collateral generally is not required, and the majority of our trade receivables are unsecured. We do, however, when deemed necessary, make use of various devices such as security agreements and letters of credit to protect our interests. No single dealer or customer represents a significant concentration of credit risk.

Finance receivables and wholesale inventory receivables primarily represent receivables under installment sales contracts, receivables arising from leasing transactions and notes receivable. We generally maintain a secured interest in the equipment financed. No single customer or dealer represents a significant concentration of credit risk.

Short-term and long-term investments are held with high quality institutions and, by policy, the amount of credit exposure to any one institution is limited. Long-term investments, primarily included in Other assets in Statement 2, are comprised primarily of available for sale securities at Cat Insurance.

For derivative contracts, collateral is generally not required of the counterparties or of our company.  The company generally enters into International Swaps and Derivatives Association (ISDA) master netting agreements which permit the net settlement of amounts owed.  Our exposure to credit loss in the event of nonperformance by the counterparties is limited to only those gains that we have recorded, but for which we have not yet received cash payment. The master netting agreements reduce the amount of loss the company would incur should the counterparties fail to meet their obligations.  At December 31, 2010, 2009 and 2008, the maximum exposure to credit loss was  $576 million,  $514 million and  $1,051 million, respectively, before the application of any master netting agreements.  Please refer to Note 17 and Table III above for fair value information.

Operating leases	12 Months Ended
Dec. 31, 2010
Operating leases
Operating leases

19.       Operating leases

We lease certain computer and communications equipment, transportation equipment and other property through operating leases. Total rental expense for operating leases was  $359 million,  $381 million, and  $402 million for 2010, 2009 and 2008, respectively.

Minimum payments for operating leases having initial or remaining non-cancelable terms in excess of one year are:

Years ended December 31,

(Millions of dollars)

2011	2012	2013	2014	2015	Thereafter	Total
$284	$228	$177	$156	$124	$379	$1,348

Guarantees and product warranty	12 Months Ended
Dec. 31, 2010
Guarantees and product warranty
Guarantees and product warranty

20.       Guarantees and product warranty

We have provided an indemnity to a third-party insurance company for potential losses related to performance bonds issued on behalf of Caterpillar dealers.  The bonds are issued to insure governmental agencies against nonperformance by certain dealers.  We also provided guarantees to a third party related to the performance of contractual obligations by certain Caterpillar dealers. The guarantees cover potential financial losses incurred by the third party resulting from the dealers’ nonperformance.

We provide loan guarantees to third-party lenders for financing associated with machinery purchased by customers. These guarantees have varying terms and are secured by the machinery. In addition, Cat Financial participates in standby letters of credit issued to third parties on behalf of their customers. These standby letters of credit have varying terms and beneficiaries and are secured by customer assets.

Cat Financial has provided a limited indemnity to a third-party bank resulting from the assignment of certain leases to that bank.  The indemnity is for the possibility that the insurers of these leases would become insolvent.  The indemnity expires December 15, 2012 and is unsecured.

No loss has been experienced or is anticipated under any of these guarantees. At December 31, 2010, 2009 and 2008, the related liability was  $10 million,  $17 million and  $14 million, respectively. The maximum potential amount of future payments (undiscounted and without reduction for any amounts that may possibly be recovered under recourse or collateralized provisions) we could be required to make under the guarantees at December 31 are as follows:

(Millions of dollars)	2010	2009	2008
Caterpillar dealer guarantees	$185	$313	$375
Customer guarantees	170	226	136
Limited indemnity	17	20	25
Other guarantees	48	64	43
Total guarantees	$420	$623	$579

We provide guarantees to repurchase certain loans of Caterpillar dealers from a special purpose corporation (SPC) that qualifies as a VIE.  The purpose of the SPC is to provide short-term working capital loans to Caterpillar dealers.  This SPC issues commercial paper and uses the proceeds to fund its loan program.  We have a loan purchase agreement with the SPC that obligates us to purchase certain loans that are not paid at maturity.  We receive a fee for providing this guarantee, which provides a source of liquidity for the SPC.  We are the primary beneficiary of the SPC as our guarantees result in us having both the power to direct the activities that most significantly impact the SPC’s economic performance and the obligation to absorb losses, and therefore we have consolidated the financial statements of the SPC.  As of December 31, 2010, 2009 and 2008, the SPC’s assets of  $365 million,  $231 million and  $477 million, respectively, are primarily comprised of loans to dealers, and the SPC’s liabilities of  $365 million,  $231 million and  $477 million, respectively, are primarily comprised of commercial paper.  No loss has been experienced or is anticipated under this loan purchase agreement.  Our assets are not available to pay creditors of the SPC, except to the extent we may be obligated to perform under the guarantee, and assets of the SPC are not available to pay our creditors.

Cat Financial is party to agreements in the normal course of business with selected customers and Caterpillar dealers in which we commit to provide a set dollar amount of financing on a pre-approved basis.  We also provide lines of credit to selected customers and Caterpillar dealers, of which a portion remains unused as of the end of the period.  Commitments and lines of credit generally have fixed expiration dates or other termination clauses. It has been our experience that not all commitments and lines of credit will be used. Management applies the same credit policies when making commitments and granting lines of credit as it does for any other financing.

Cat Financial does not require collateral for these commitments/lines, but if credit is extended, collateral may be required upon funding.  The amount of the unused commitments and lines of credit for dealers as of December 31, 2010, 2009 and 2008 was  $6,408 million,  $7,312 million and  $8,918 million, respectively.  The amount of the unused commitments and lines of credit for customers as of December 31, 2010, 2009 and 2008 was  $2,613 million,  $2,089 million and  $3,085 million, respectively.

Our product warranty liability is determined by applying historical claim rate experience to the current field population and dealer inventory.  Generally, historical claim rates are based on actual warranty experience for each product by machine model/engine size.  Specific rates are developed for each product build month and are updated monthly based on actual warranty claim experience.

(Millions of dollars)	2010	2009	2008
Warranty liability, January 1	$1,049	$1,201	$1,045
Reduction in liability (payments)	(855)	(1,032)	(1,074)
Increase in liability (new warranties)	841	880	1,230
Warranty liability, December 31	$1,035	$1,049	$1,201

The 2009 provision includes approximately  $181 million for changes in estimates for pre-existing warranties due to higher than expected actual warranty claim experience.  These amounts for 2010 and 2008 were not significant.

Environmental and legal matters	12 Months Ended
Dec. 31, 2010
Environmental and legal matters
Environmental and legal matters

21.       Environmental and legal matters

The company is regulated by federal, state and international environmental laws governing our use, transport and disposal of substances and control of emissions. In addition to governing our manufacturing and other operations, these laws often impact the development of our products, including, but not limited to, required compliance with air emissions standards applicable to internal combustion engines. Compliance with these existing laws has not had a material impact on our capital expenditures, earnings or global competitive position.

We are engaged in remedial activities at a number of locations, often with other companies, pursuant to federal and state laws.  When it is reasonably probable we will pay remedial costs at a site, and those costs can be reasonably estimated, the costs are charged against our earnings.  In formulating that estimate, we do not consider amounts expected to be recovered from insurance companies or others.  The amount recorded for environmental remediation is not material and is included in the line item Accrued expenses in Statement 2.

We cannot reasonably estimate costs at sites in the very early stages of remediation.  Currently, we have a few sites in the very early stages of remediation, and there is no more than a remote chance that a material amount for remedial activities at any individual site, or at all sites in the aggregate, will be required.

We have disclosed certain individual legal proceedings in this filing.  Additionally, we are involved in other unresolved legal actions that arise in the normal course of business.  The most prevalent of these unresolved actions involve disputes related to product design, manufacture and performance liability (including claimed asbestos and welding fumes exposure), contracts, employment issues, environmental matters or intellectual property rights.  The aggregate range of reasonably possible losses in excess of accrued liabilities, if any, associated with these unresolved legal actions is not material.  In some cases, we cannot reasonably estimate a range of loss because there is insufficient information regarding the matter.  However, there is no more than a remote chance that any liability arising from these matters would be material. Although it is not possible to predict with certainty the outcome of these unresolved legal actions, we believe that these actions will not individually or in the aggregate have a material adverse effect on our consolidated results of operations, financial position or liquidity.

On May 14, 2007, the U.S. Environmental Protection Agency (EPA) issued a Notice of Violation to Caterpillar Inc., alleging various violations of Clean Air Act Sections 203, 206 and 207.  EPA claims that Caterpillar violated such sections by shipping engines and catalytic converter after-treatment devices separately, introducing into commerce a number of uncertified and/or misbuilt engines, and failing to timely report emissions-related defects.  Caterpillar is currently engaged in negotiations with EPA and the U.S. Department of Justice to resolve these issues.  On July 9, 2010, the Department of Justice issued a penalty demand to Caterpillar seeking a civil penalty of  $3.2 million and implementation of injunctive relief involving expanded use of certain technologies.  Caterpillar continues to cooperate with EPA and the Department of Justice and, while penalties will likely exceed  $100,000, management does not believe that this issue will have a material adverse impact on our consolidated results of operations, financial position or liquidity.

On February 8, 2009, an incident at Caterpillar’s Joliet, Illinois facility resulted in the release of approximately 3,000 gallons of wastewater into the Des Plaines River.  In coordination with state and federal authorities, appropriate remediation measures have been taken.  On February 23, 2009, the Illinois Attorney General filed a Complaint in Will County Circuit Court containing seven counts of violations of state environmental laws and regulations.  Caterpillar recently settled this matter with the State of Illinois, resolving all allegations in the Complaint.  This settlement does not have a material adverse impact on our consolidated results of operations, financial position, or liquidity. In addition, on March 5, 2009, the EPA served Caterpillar with a Notice of Intent to file a Civil Administrative Action (notice), indicating the EPA’s intent to seek civil penalties for alleged violations of the Clean Water Act and Oil Pollution Act.  On January 25, 2010, the EPA issued a revised notice seeking civil penalties in the amount of  $167,800, and Caterpillar responded to the revised notice and is engaged in follow up discussions with the EPA. At this time, we do not believe this remaining proceeding will have a material adverse impact on our consolidated results of operations, financial position or liquidity.

In May 2010, an incident at Caterpillar’s Gosselies, Belgium facility resulted in the release of wastewater into the Perupont River.  In coordination with local authorities, appropriate remediation measures have been taken.  In January 2011, Caterpillar learned that the public prosecutor for the Belgian administrative district of Charleroi had referred the matter to an examining magistrate of the civil court of Charleroi for further investigation.  Caterpillar is cooperating with the Belgian authorities on this investigation.  At this time, it is uncertain whether penalties will be assessed, and any penalties could potentially exceed  $100,000.  Management does not believe this matter will have a material adverse impact on our consolidated results of operations, financial position or liquidity.

Segment information	12 Months Ended
Dec. 31, 2010
Segment information
Segment information

22.       Segment information

A.            Basis for segment information

In the first quarter of 2011, we implemented revised internal financial measurements in line with changes to our organizational structure that were announced during 2010.  Our previous structure used a matrix organization comprised of multiple profit and cost center divisions.  There were twenty-five operating segments, twelve of which were reportable segments.  These segments were led by vice-presidents that were managed by Caterpillar’s Executive Office (comprised of our CEO and Group Presidents), which served as our Chief Operating Decision Maker.  As part of the strategy revision, Group Presidents were given accountability for a related set of end-to-end businesses that they manage, a significant change for the company.  The CEO allocates resources and manages performance at the Group President level.  As such, the CEO now serves as our Chief Operating Decision Maker and operating segments are primarily based on the Group President reporting structure.

Three of our operating segments, Construction Industries, Resource Industries and Power Systems, are led by Group Presidents.  One operating segment, Financial Products, is led by a Group President who has responsibility for Corporate Services.  Corporate Services is a cost center primarily responsible for the performance of certain support functions globally and to provide centralized services; it does not meet the definition of an operating segment.  One Group President leads three smaller operating segments that are included in All Other operating segments.

We revised our reportable segments in line with the changes to our organizational structure that were announced during 2010.  The 2008, 2009 and 2010 financial information has been retrospectively revised to reflect the change in reportable segments.

B.            Description of segments

We have seven operating segments, of which four are reportable segments.  Following is a brief description of our reportable segments and the business activities included in all other operating segments:

Construction Industries:  A segment primarily responsible for supporting customers using machinery in infrastructure and building construction applications.  Responsibilities include business strategy, product design, product management and development, manufacturing, marketing, sales and product support.  The product portfolio includes backhoe loaders, small wheel loaders, small track-type tractors, skid steer loaders, multi-terrain loaders, mini excavators, compact wheel loaders, select work tools, small, medium and large track excavators, wheel excavators, medium wheel loaders, medium track-type tractors, track-type loaders, motor graders, pipelayers and related parts.  In addition, Construction Industries has responsibility for Power Systems and components in Japan and an integrated manufacturing cost center that supports Machinery and Power Systems businesses.  Inter-segment sales are a source of revenue for this segment.

Resource Industries:  A segment primarily responsible for supporting customers using machinery in mining and quarrying applications.  Responsibilities include business strategy, product design, product management and development, manufacturing, marketing, sales and product support.  The product portfolio includes large track-type tractors, large mining trucks, underground mining equipment, tunnel boring equipment, large wheel loaders, quarry and construction trucks, articulated trucks, wheel tractor scrapers, wheel dozers, compactors, select work tools, forestry products, paving products, machinery components, electronics and control systems and related parts.  In addition, Resource Industries manages areas that provide services to other parts of the company, including integrated manufacturing, research and development and coordination of the Caterpillar Production System.  Inter-segment sales are a source of revenue for this segment.

Power Systems:  A segment primarily responsible for supporting customers using reciprocating engines, turbines and related parts across industries serving electric power, industrial, petroleum and marine applications as well as rail-related businesses.  Responsibilities include business strategy, product design, product management and development, manufacturing, marketing, sales and product support of reciprocating engine powered generator sets, integrated systems used in the electric power generation industry, reciprocating engines and integrated systems and solutions for the marine and petroleum industries; reciprocating engines supplied to the industrial industry as well as Caterpillar machinery; the business strategy, product design, product management and development, manufacturing, marketing, sales and product support of turbines and turbine related services; the business strategy, product design, product management and development, manufacturing, remanufacturing, maintenance, marketing, sales, leasing and service of diesel-electric locomotives and components and other rail-related products and services.  Inter-segment sales are a source of revenue for this segment.

Financial Products Segment:  Provides financing to customers and dealers for the purchase and lease of Caterpillar and other equipment, as well as some financing for Caterpillar sales to dealers.  Financing plans include operating and finance leases, installment sale contracts, working capital loans and wholesale financing plans. The division also provides various forms of insurance to customers and dealers to help support the purchase and lease of our equipment.

All Other:  Primarily includes activities such as: the remanufacturing of Cat engines and components and remanufacturing services for other companies as well as the business strategy, product design, product management and development, manufacturing, marketing, sales and product support of undercarriage, specialty products, hardened bar stock components and ground engaging tools primarily for Caterpillar products; logistics services for Caterpillar and other companies; the business strategy, product management, product development, marketing, sales and product support of on-highway vocational trucks for North America (U.S. & Canada only); the 50/50 joint venture with Navistar (NC2) which develops, manufactures and distributes on-highway trucks outside North America and India; and distribution services responsible for dealer development and administration, dealer portfolio management and ensuring the most efficient and effective distribution of machines, engines and parts.  Inter-segment sales are a source of revenue for this segment.  Results for All Other operating segments are included as reconciling items between reportable segments and consolidated external reporting.

C.            Segment measurement and reconciliations

There are several methodology differences between our segment reporting and our external reporting.  The following is a list of the more significant methodology differences:

·                                          Machinery and Power Systems segment net assets generally include inventories, receivables, property, plant and equipment, goodwill, intangibles and accounts payable.  Liabilities other than accounts payable are generally managed at the corporate level and are not included in segment operations.  Financial Products Segment assets generally include all categories of assets.

·                                          Segment inventories and cost of sales are valued using a current cost methodology.

·                                          Goodwill is amortized using a fixed amount based on a twenty year useful life.  This methodology difference only impacts segment assets; no goodwill amortization expense is included in segment results.

·                                          The present value of future lease payments for certain Machinery and Power Systems operating leases is included in segment assets.  The estimated financing component of the lease payments is excluded.

·                                          Currency exposures for Machinery and Power Systems are generally managed at the corporate level and the effects of changes in exchange rates on results of operations within the year are not included in segment results.  The net difference created in the translation of revenues and costs between exchange rates used for U.S. GAAP reporting and exchange rates used for segment reporting are recorded as a methodology difference.

·                                          Postretirement benefit expenses are split; segments are generally responsible for service and prior service costs, with the remaining elements of net periodic benefit cost included as a methodology difference.

·                                          Machinery and Power Systems segment profit is determined on a pretax basis and excludes interest expense and other income/expense items.  Financial Products Segment profit is determined on a pretax basis and includes other income/expense items.

Reconciling items are created based on accounting differences between segment reporting and our consolidated external reporting. Please refer to pages A-65 to A-70 for financial information regarding significant reconciling items.  Most of our reconciling items are self-explanatory given the above explanations.  For the reconciliation of profit (loss), we have grouped the reconciling items as follows:

·                  Corporate costs:  These costs are related to corporate requirements and strategies that are considered to be for the benefit of the entire organization.

·                  Redundancy costs:  Redundancy costs include pension and other postretirement benefit plan curtailments, settlements and special termination benefits as well as employee separation charges. Most of these costs are reconciling items between profit and consolidated profit before tax. A table, Reconciliation of Redundancy Costs on page A-67, has been included to illustrate how segment profit would have been impacted by the redundancy costs.  See Notes 12 and 25 for more information.

·                  Methodology differences:  See previous discussion of significant accounting differences between segment reporting and consolidated external reporting.

·                  Timing:   Timing differences in the recognition of costs between segment reporting and consolidated external reporting.

Table IV — Segment Information

(Millions of dollars)

Reportable Segments

	External sales and revenues	Inter- segment sales & revenues	Total sales and revenues	Depreciation and amortization	Segment profit (loss)	Segment assets at December 31	Capital expenditures
2010
Construction Industries	$13,572	$674	$14,246	$515	$783	$6,927	$576
Resource Industries	8,667	894	9,561	281	1,789	3,892	339
Power Systems	15,537	1,684	17,221	502	2,288	8,321	567
Machinery and Power Systems	$37,776	$3,252	$41,028	$1,298	$4,860	$19,140	$1,482
Financial Products Segment	2,946	—	2,946	715	429	30,346	960
Total	$40,722	$3,252	$43,974	$2,013	$5,289	$49,486	$2,442

2009
Construction Industries	$8,507	$516	$9,023	$555	$(768)	$6,600	$403
Resource Industries	5,857	414	6,271	313	288	3,773	243
Power Systems	13,389	855	14,244	439	1,660	6,665	531
Machinery and Power Systems	$27,753	$1,785	$29,538	$1,307	$1,180	$17,038	$1,177
Financial Products Segment	3,139	—	3,139	742	399	32,230	976
Total	$30,892	$1,785	$32,677	$2,049	$1,579	$49,268	$2,153

2008
Construction Industries	$16,763	$838	$17,601	$305	$1,246	$6,979	$762
Resource Industries	10,254	696	10,950	284	1,258	4,100	468
Power Systems	18,628	1,553	20,181	409	2,522	7,045	839
Machinery and Power Systems	$45,645	$3,087	$48,732	$998	$5,026	$18,124	$2,069
Financial Products Segment	3,561	—	3,561	755	548	34,578	1,608
Total	$49,206	$3,087	$52,293	$1,753	$5,574	$52,702	$3,677

A

Reconciliation of Sales and Revenues:

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments		Consolidated Total
2010
Total external sales and revenues from reportable segments	$37,776	$2,946	$—		$40,722
All other operating segments	2,156	—	—		2,156
Other	(65)	40	(265	)(1)	(290)
Total sales and revenues	$39,867	$2,986	$(265)		$42,588

2009
Total external sales and revenues from reportable segments	$27,753	$3,139	$—		$30,892
All other operating segments	1,791	—	—		1,791
Other	(4)	29	(312	)(1)	(287)
Total sales and revenues	$29,540	$3,168	$(312)		$32,396

2008
Total external sales and revenues from reportable segments	$45,645	$3,561	$—		$49,206
All other operating segments	2,459	—	—		2,459
Other	(60)	27	(308	)(1)	(341)
Total sales and revenues	$48,044	$3,588	$(308)		$51,324

(1)          Elimination of Financial Products revenues from Machinery and Power Systems.

Reconciliation of Profit Before Taxes:

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidated Total
2010
Total profit from reportable segments	$4,860	$429	$5,289
All other operating segments	720	—	720
Cost centers	(11)	—	(11)
Corporate costs	(954)	—	(954)
Timing	(64)	—	(64)
Redundancy charges	(33)	—	(33)
Methodology differences:
Inventory/cost of sales	(134)	—	(134)
Postretirement benefit expense	(640)	—	(640)
Financing costs	(314)	—	(314)
Equity in profit of unconsolidated affiliated companies	24	—	24
Currency	(4)	—	(4)
Other income/expense methodology differences	(131)		(131)
Other methodology differences	(16)	18	2
Total profit before taxes	$3,303	$447	$3,750

2009
Total profit from reportable segments	$1,180	$399	$1,579
All other operating segments	625	—	625
Cost centers	(50)	—	(50)
Corporate costs	(654)	—	(654)
Timing	203	—	203
Redundancy charges	(654)	(10)	(664)
Methodology differences:
Inventory/cost of sales	102	—	102
Postretirement benefit expense	(346)	—	(346)
Financing costs	(348)	—	(348)
Equity in profit of unconsolidated affiliated companies	12	—	12
Currency	255	—	255
Other income/expense methodology differences	(157)	—	(157)
Other methodology differences	6	6	12
Total profit before taxes	$174	$395	$569

2008
Total profit from reportable segments	$5,026	$548	$5,574
All other operating segments	715	—	715
Cost centers	(45)	—	(45)
Corporate costs	(1,016)	—	(1,016)
Timing	(194)	—	(194)
Redundancy charges	(30)	—	(30)
Methodology differences:
Inventory/cost of sales	(19)	—	(19)
Postretirement benefit expense	(35)	—	(35)
Financing costs	(227)	—	(227)
Equity in profit of unconsolidated affiliated companies	(38)	1	(37)
Currency	(50)	—	(50)
Other income/expense methodology differences	(135)	—	(135)
Other methodology differences	(5)	5	—
Total profit before taxes	$3,947	$554	$4,501

Reconciliation of Redundancy costs:

As noted above, redundancy costs are a reconciling item between Segment profit (loss) and Consolidated profit (loss) before tax.  For the year ended December 31, 2009, redundancy costs of  $42 million were charged to operating segments.  Had we included the remaining amounts in the segments’ results, the profit (loss) would have been as shown below:

(Millions of dollars)	Segment profit (loss)	Redundancy costs	Segment profit (loss) with redundancy costs
2009
Construction Industries	$(768)	$(256)	$(1,024)
Resource Industries	288	(183)	105
Power Systems	1,660	(139)	1,521
Financial Products Segment	399	(10)	389
All other operating segments	625	(76)	549
Consolidated Total	$2,204	$(664)	$1,540

Reconciliation of Assets:

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2010
Total assets from reportable segments	$19,140	$30,346	$—	$49,486
All other operating segments	2,472	—	—	2,472
Items not included in segment assets:
Cash and short-term investments	1,825	—	—	1,825
Intercompany receivables	618	—	(618)	—
Investment in Financial Products	4,275	—	(4,275)	—
Deferred income taxes	3,745	—	(519)	3,226
Goodwill, intangible assets and other assets	1,511	—	—	1,511
Operating lease methodology difference	(567)	—	—	(567)
Liabilities included in segment assets	8,758	—	—	8,758
Inventory methodology differences	(2,913)	—	—	(2,913)
Other	627	(233)	(172)	222
Total assets	$39,491	$30,113	$(5,584)	$64,020

2009
Total assets from reportable segments	$17,038	$32,230	$—	$49,268
All other operating segments	2,373	—	—	2,373
Items not included in segment assets:
Cash and short-term investments	2,239	—	—	2,239
Intercompany receivables	106	—	(106)	—
Investment in Financial Products	4,514	—	(4,514)	—
Deferred income taxes	4,177	—	(434)	3,743
Goodwill, intangible assets and other assets	1,329	—	—	1,329
Operating lease methodology difference	(578)	—	—	(578)
Liabilities included in segment assets	5,053	—	—	5,053
Inventory methodology differences	(2,780)	—	—	(2,780)
Other	725	(255)	(1,079)	(609)
Total assets	$34,196	$31,975	$(6,133)	$60,038

2008
Total assets from reportable segments	$18,124	$34,578	$—	$52,702
All other operating segments	3,400	—	—	3,400
Items not included in segment assets:
Cash and short-term investments	1,517	—	—	1,517
Intercompany receivables	540	—	(540)	—
Investment in Financial Products	3,788	—	(3,788)	—
Deferred income taxes	4,739	—	(449)	4,290
Goodwill, intangible assets and other assets	1,263	—	—	1,263
Operating lease methodology difference	(425)	—	—	(425)
Liabilities included in segment assets	7,212	—	—	7,212
Inventory methodology differences	(2,750)	—	—	(2,750)
Other	871	(197)	(101)	573
Total assets	$38,279	$34,381	$(4,878)	$67,782

Reconciliation of Depreciation and amortization

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2010
Total depreciation and amortization from reportable segments	$1,298	$715	$—	$2,013
Items not included in segment depreciation and amortization:
All other operating segments	194	—	—	194
Cost centers	97	—	—	97
Other	(16)	8	—	(8)
Total depreciation and amortization	$1,573	$723	$—	$2,296

2009
Total depreciation and amortization from reportable segments	$1,307	$742	$—	$2,049
Items not included in segment depreciation and amortization:
All other operating segments	177	—	—	177
Cost centers	128	—	—	128
Other	(18)	—	—	(18)
Total depreciation and amortization	$1,594	$742	$—	$2,336

2008
Total depreciation and amortization from reportable segments	$998	$755	$—	$1,753
Items not included in segment depreciation and amortization:
All other operating segments	159	—	—	159
Cost centers	133	—	—	133
Other	(65)	—	—	(65)
Total depreciation and amortization	$1,225	$755	$—	$1,980

Reconciliation of Capital expenditures

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2010
Total capital expenditures from reportable segments	$1,482	$960	$—	$2,442
Items not included in segment capital expenditures:
All other operating segments	285	—	—	285
Cost centers	105	—	—	105
Timing	(180)	—	—	(180)
Other	(29)	32	(69)	(66)
Total capital expenditures	$1,663	$992	$(69)	$2,586

2009
Total capital expenditures from reportable segments	$1,177	$976	$—	$2,153
Items not included in segment capital expenditures:
All other operating segments	87	—	—	87
Cost centers	65	—	—	65
Timing	156	—	—	156
Other	15	—	(4)	11
Total capital expenditures	$1,500	$976	$(4)	$2,472

2008
Total capital expenditures from reportable segments	$2,069	$1,608	$—	$3,677
Items not included in segment capital expenditures:
All other operating segments	199	—	—	199
Cost centers	193	—	—	193
Timing	(125)	—	—	(125)
Other	(40)	4	(22)	(58)
Total capital expenditures	$2,296	$1,612	$(22)	$3,886

Enterprise-wide Disclosures:

Information about Geographic Areas:

				Net property, plant and equipment
	External Sales & Revenues(1)			December 31,
(Millions of dollars)	2010	2009	2008	2010		2009		2008
Inside United States	$13,674	$10,560	$17,291	$6,427		$6,260		$6,473
Outside United States	28,914	21,836	34,033	6,112	(2)	6,126	(2)	6,051	(2)
Total	$42,588	$32,396	$51,324	$12,539		$12,386		$12,524

(1) Sales of machinery and power systems are based on dealer or customer location. Revenues from services provided are based on where service is rendered.

(2) Amount includes  $1,266 million,  $1,432 million and  $1,533 million of net property, plant and equipment located in Japan as of December 31, 2010, 2009 and 2008, respectively. Additionally, amount includes  $893 million,  $943 million and  $882 million of net property, plant and equipment located in Canada as of December 31, 2010, 2009 and 2008, respectively.  Also, amount includes  $745 million,  $731 million and  $725 million of net property, plant and equipment located in the United Kingdom as of December 31, 2010, 2009 and 2008, respectively.

Business combinations and alliances	12 Months Ended
Dec. 31, 2010
Business combinations and alliances
Business combinations and alliances

23.  Business combinations and alliances

Electro-Motive Diesel, Inc.

In August 2010, we acquired 100 percent of the equity in privately held Electro-Motive Diesel, Inc. (EMD) for approximately  $901 million, consisting of  $928 million paid at closing less a final net working capital adjustment of  $27 million received in the fourth quarter of 2010.   Headquartered in LaGrange, Illinois with additional manufacturing facilities in Canada and Mexico, EMD designs, manufactures and sells diesel-electric locomotives for commercial railroad applications and sells its products to customers throughout the world.  EMD has a significant field population in North America and throughout the world supported by an aftermarket business offering customers replacement parts, maintenance solutions, and a range of value-added services.  EMD is also a global provider of diesel engines for marine propulsion, offshore and land-based oil well drilling rigs, and stationary power generation.  The acquisition supports our strategic plan to grow our presence in the global rail industry.  The EMD acquisition will enable us to provide rail and transit customers a range of locomotive, engine and emissions solutions, as well as aftermarket product and parts support and a full line of rail-related services and solutions.

The transaction was financed with available cash.  Tangible assets acquired of  $890 million, recorded at their fair values, primarily were receivables of  $186 million, inventories of  $549 million and property, plant and equipment of  $131 million.  Finite-lived intangible assets acquired of  $329 million were primarily related to customer relationships and also included intellectual property and trade names.  The finite-lived intangible assets are being amortized on a straight-line basis over a weighted-average amortization period of approximately 15 years.  An additional intangible asset acquired of  $18 million, related to in-process research and development, is considered indefinite-lived until the completion or abandonment of the development activities. Liabilities assumed of  $518 million, recorded at their fair values, primarily included accounts payable of  $124 million and accrued expenses of  $161 million. Additionally, net deferred tax liabilities were  $104 million.  Goodwill of  $286 million, substantially all of which is non-deductible for income tax purposes, represents the excess of cost over the fair value of the net tangible and intangible assets acquired.  Factors that contributed to a purchase price resulting in the recognition of goodwill include EMD’s strategic fit into our product and services portfolio, aftermarket support opportunities and the acquired assembled workforce. The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and are reported in the “Power Systems” segment in Note 22.  Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

FCM Rail Ltd.

In May 2010, we acquired 100 percent of the equity in privately held FCM Rail Ltd. (FCM) for approximately  $97 million, including the assumption of  $59 million in debt.  We paid  $32 million at closing and an additional  $1 million post-closing adjustment paid in October 2010.  There is also an additional  $5 million to be paid by May 2012.  FCM is one of the largest lessors of maintenance-of-way (MOW) equipment in the United States, and is located in Fenton, Michigan.  This acquisition strengthens Progress Rail’s position in the MOW industry by expanding its service offerings.

The transaction was financed with available cash. Tangible assets acquired of  $93 million, primarily consisting of property, plant and equipment, were recorded at their fair values.   Finite-lived intangible assets acquired of  $10 million related to customer relationships are being amortized on a straight-line basis over 15 years.    Liabilities assumed of  $82 million, including  $59 million of assumed debt, were recorded at their fair values.  Goodwill of  $17 million, non-deductible for income tax purposes, represents the excess of cost over the fair value of net tangible and finite-lived intangible assets acquired. The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and reported in the “Power Systems” segment in Note 22. Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

GE Transportation’s Inspection Products Business

In March 2010, we acquired the Inspection Products business from GE Transportation’s Intelligent Control Systems division for approximately  $46 million, which includes  $1 million paid for post-closing adjustments.  The acquired business has operations located primarily in the United States, Germany and Italy that design, manufacture and sell hot wheel and hot box detectors, data acquisition systems, draggers and other related inspection products for the global freight and passenger rail industries. The acquisition supports our strategic initiative to expand the scope and product range of our rail signaling business and will provide a foundation for further global expansion of this business.

The transaction was financed with available cash.  Tangible assets acquired of  $12 million and liabilities assumed of  $9 million were recorded at their fair values.  Finite-lived intangible assets acquired of  $28 million related to customer relationships and intellectual property are being amortized on a straight-line basis over a weighted-average amortization period of approximately 13 years.  Goodwill of  $15 million, approximately  $8 million of which is deductible for income tax purposes, represents the excess of cost over the fair value of the net tangible and finite-lived intangible assets acquired. The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and are reported in the “Power Systems” segment in Note 22.  Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

JCS Company, Ltd.

In March 2010, we acquired 100 percent of the equity in privately held JCS Company Ltd. (JCS) for approximately  $34 million, consisting of  $32 million paid at closing and an additional  $2 million post-closing adjustment paid in June 2010.  Based in Pyongtaek, South Korea, JCS is a leading manufacturer of centrifugally cast metal face seals used in many of the idlers and rollers contained in our undercarriage components. JCS is also a large supplier of seals to external customers in Asia and presents the opportunity to expand our customer base. The purchase of this business provides Caterpillar access to proprietary technology and expertise, which we will be able to replicate across our own seal production processes.

The transaction was financed with available cash.  Tangible assets acquired of  $22 million and liabilities assumed of  $8 million were recorded at their fair values. Finite-lived intangible assets acquired of  $12 million related to intellectual property and customer relationships are being amortized on a straight-line basis over a weighted-average amortization period of approximately 9 years. Goodwill of  $8 million, non-deductible for income tax purposes, represents the excess of cost over the fair value of net tangible and finite-lived intangible assets acquired.  The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and reported in the “All Other” category in Note 22. Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

NC2 Joint Venture

In September 2009, we entered into a joint venture with Navistar International Corporation (Navistar), resulting in a new company, NC2 Global LLC (NC2).  NC2 will develop, manufacture, market, distribute and provide product support for heavy and medium duty trucks outside of North America, the Indian subcontinent, Myanmar (Burma) and Malaysia.  Initially, NC2 will focus its activities in Australia, Brazil, and South Africa.  NC2’s product line will feature both conventional and cab-over truck designs and will be sold under both the Caterpillar and International brands.

Under the joint venture operating agreement, Caterpillar and Navistar each contributed  $19 million during 2009 and  $80 million during 2010.  Our investment in NC2, accounted for by the equity method, is included in Investments in unconsolidated affiliated companies in Statement 2.

Lovat Inc.

In April 2008, we acquired 100 percent of the equity in privately held Lovat Inc. (Lovat) for approximately  $49 million.  Based in Toronto, Canada, Lovat is a leading manufacturer of tunnel boring machines used globally in the construction of subway, railway, road, sewer, water main, mine access and high voltage cable and telecommunications tunnels.  Expansion into the tunnel boring business is a strong fit with our strategic direction and the customers we serve around the world.

The transaction was financed with available cash and commercial paper borrowings.  Net tangible assets acquired and liabilities assumed of  $10 million were recorded at their fair values.  Finite-lived intangible assets acquired of  $17 million related to customer relationships, intellectual property and trade names are being amortized on a straight-line basis over a weighted-average amortization period of approximately 6 years.  Goodwill of  $22 million, non-deductible for income tax purposes, represents the excess of cost over the fair value of net tangible and finite-lived intangible assets acquired.  The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and reported in the “Resource Industries” segment in Note 22.  Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

Gremada Industries Inc.

In July 2008, we acquired certain assets and assumed certain liabilities of Gremada Industries, Inc. (Gremada), a supplier to our remanufacturing business.  The cost of the acquisition was  $62 million, consisting of  $60 million paid at closing and an additional  $2 million post-closing adjustment paid in August 2008.  Gremada is a remanufacturer of transmissions, torque converters, final drives and related components.  This acquisition increases our product and service offerings for our existing customers, while providing a platform for further growth opportunities.

This transaction was financed with available cash and commercial paper borrowings.  Net tangible assets acquired and liabilities assumed of  $21 million were recorded at their fair values.  Goodwill of  $41 million, deductible for income tax purposes, represents the excess of cost over the fair value of net tangible assets acquired.  The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and are reported in the “All Other” category in Note 22.  Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

Shin Caterpillar Mitsubishi Ltd. (SCM)

On August 1, 2008, SCM completed the first phase of a share redemption plan whereby SCM redeemed half of MHI’s shares in SCM for  $464 million.  This resulted in Caterpillar owning 67 percent of the outstanding shares of SCM and MHI owning the remaining 33 percent.  As part of the share redemption, SCM was renamed Caterpillar Japan Ltd. (Cat Japan).  Both Cat Japan and MHI have options, exercisable beginning August 1, 2013, to require the redemption of the remaining shares owned by MHI, which if exercised, would make Caterpillar the sole owner of Cat Japan.  The share redemption plan is part of our comprehensive business strategy for expansion in the emerging markets of Asia and the Commonwealth of Independent States and will allow Cat Japan’s manufacturing, design and process expertise to be fully leveraged across the global Caterpillar enterprise.

The change in Caterpillar’s ownership interest from 50 percent to 67 percent was accounted for as a business combination.  The  $464 million redemption price was assigned to 17 percent of Cat Japan’s assets and liabilities based upon their respective fair values as of the transaction date.  The revaluation resulted in an increase in property, plant and equipment of  $78 million and an increase in inventory of  $8 million over the book value of these assets.  Finite-lived intangible assets of  $54 million were recognized and related primarily to customer relationships, intellectual property and trade names. These intangibles are being amortized on a straight-line basis over a weighted-average amortization period of approximately 9 years.  Deferred tax liabilities of  $57 million were also recognized as part of the business combination. Goodwill of  $206 million, non-deductible for income tax purposes, represents the excess of the redemption price over the 17 percent of Cat Japan’s net tangible and finite-lived intangible assets that were reported at their fair values.

Because Cat Japan is accounted for on a lag, we consolidated Cat Japan’s August 1, 2008 financial position on September 30, 2008.  We began consolidating Cat Japan’s results of operations in the fourth quarter of 2008. Including the amounts assigned as part of the business combination, the initial consolidation of Cat Japan’s financial position resulted in a net increase in assets of  $2,396 million (primarily property, plant and equipment of  $1,279 million, inventory of  $640 million, receivables of  $612 million, and goodwill and intangibles of  $260 million partially offset by a  $528 million reduction in investment in unconsolidated affiliates) and a net increase in liabilities of  $2,045 million (including  $1,388 million in debt).  Cat Japan’s functional currency is the Japanese yen.

The remaining 33 percent of Cat Japan owned by MHI has been reported as redeemable noncontrolling interest and classified as mezzanine equity (temporary equity) in Statement 2. On September 30, 2008, the redeemable noncontrolling interest was reported at its estimated future redemption value of  $464 million with the difference between the  $351 million book value of the 33 percent interest and the redemption value reported as a  $113 million reduction of Profit employed in the business.  See Note 24 for information on the subsequent reporting of the redeemable noncontrolling interest.

Cat Japan is included in the “Construction Industries” segment in Note 22.  Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

Redeemable Noncontrolling Interest - Caterpillar Japan Ltd.	12 Months Ended
Dec. 31, 2010
Redeemable Noncontrolling Interest - Caterpillar Japan Ltd.
Redeemable Noncontrolling Interest - Caterpillar Japan Ltd.

24.  Redeemable Noncontrolling Interest — Caterpillar Japan Ltd.

On August 1, 2008, Shin Caterpillar Mitsubishi Ltd. (SCM) completed the first phase of a share redemption plan whereby SCM redeemed half of Mitsubishi Heavy Industries (MHI’s) shares in SCM.  This resulted in Caterpillar owning 67 percent of the outstanding shares of SCM and MHI owning the remaining 33 percent.  As part of the share redemption, SCM was renamed Caterpillar Japan Ltd. (Cat Japan).  Both Cat Japan and MHI have options, exercisable beginning August 1, 2013, to require the redemption of the remaining shares owned by MHI, which if exercised, would make Caterpillar the sole owner of Cat Japan. See Note 23 for additional information.

The remaining 33 percent of Cat Japan owned by MHI has been reported as redeemable noncontrolling interest and classified as mezzanine equity (temporary equity) in Statement 2. The redeemable noncontrolling interest is reported at its estimated redemption value.  Any adjustment to the redemption value impacts Profit employed in the business, but does not impact Profit.  If the fair value of the redeemable noncontrolling interest falls below the redemption value, profit available to common stockholders would be reduced by the difference between the redemption value and the fair value.  This would result in lower profit in the profit per common share computation in that period.  Reductions impacting the profit per common share computation may be partially or fully reversed in subsequent periods if the fair value of the redeemable noncontrolling interest increases relative to the redemption value.  Such increases in profit per common share would be limited to cumulative prior reductions.  During 2010, the estimated redemption value decreased, resulting in adjustments to the carrying value of the redeemable noncontrolling interest. Profit employed in the business increased by  $27 million due to these adjustments.  During 2009, the estimated redemption value decreased, resulting in adjustments to the carrying value of the redeemable noncontrolling interest. Profit employed in the business increased by  $81 million due to these adjustments. There was no change to the estimated redemption value in 2008.  As of December 31, 2010, 2009 and 2008, the fair value of the redeemable noncontrolling interest remained greater than the estimated redemption value.

We estimate the fair value of the redeemable noncontrolling interest using a discounted five year forecasted cash flow with a year-five residual value.  Based on our current expectations for Cat Japan, we expect the fair value of the redeemable noncontrolling interest to remain greater than the redemption value. However, if economic conditions deteriorate and Cat Japan’s business forecast is negatively impacted, it is possible that the fair value of the redeemable noncontrolling interest may fall below the estimated redemption value. Should this occur, profit would be reduced in the profit per common share computation by the difference between the redemption value and the fair value.  Lower long-term growth rates, reduced long-term profitability as well as changes in interest rates, costs, pricing, capital expenditures and general market conditions may reduce the fair value of the redeemable noncontrolling interest.

With the consolidation of Cat Japan’s results of operations, 33 percent of Cat Japan’s comprehensive income or loss is attributed to the redeemable noncontrolling interest, impacting its carrying value.  Because the redeemable noncontrolling interest must be reported at its estimated future redemption value, the impact from attributing the comprehensive income or loss is offset by adjusting the carrying value to the redemption value.  This adjustment impacts Profit employed in the business, but not Profit.  In 2010, the carrying value had increased by  $55 million due to Cat Japan’s comprehensive income.  This resulted in an offsetting adjustment of  $55 million to decrease the carrying value to the redemption value and a corresponding increase to Profit employed in the business.  In 2009 and 2008, the carrying value had decreased by  $53 million and  $2 million, respectively, due to Cat Japan’s comprehensive loss. This resulted in an offsetting adjustment of  $53 million in 2009 and  $2 million in 2008 to increase the carrying value to the redemption value and a corresponding reduction to Profit employed in the business.   As Cat Japan’s functional currency is the Japanese yen, changes in exchange rates affect the reported amount of the redeemable noncontrolling interest.  At December 31, 2010, 2009 and 2008, the redeemable noncontrolling interest was  $461 million,  $477 million and  $524 million, respectively.

Employee separation charges	12 Months Ended
Dec. 31, 2010
Employee separation charges
Employee separation charges

25.  Employee separation charges

In 2008, we recognized employee separation charges of  $30 million in Other operating (income) expenses in Statement 1 related to various voluntary and involuntary separation programs.  These programs, impacting 3,085 employees worldwide, were in response to a sharp decline in sales volume due to the global recession.

In 2009, continued cost reduction efforts worldwide resulted in additional separation charges of  $481 million, recognized in Other operating (income) expenses in Statement 1.  These efforts related to the following separation programs:

U.S. Voluntary Separation Program - During December 2008, we announced a voluntary separation program for certain support and management employees based in the United States.  Eligible employees had until January 12, 2009 to sign up for the program, and generally until January 31, 2009 to make a final decision.  Participating employees received severance pay based on current salary level and years of service.  During 2009, 2,182 employees accepted the program, all of which were separated from Caterpillar by the end of 2009.

Other U.S. Separation Programs — During 2009, we initiated plans to reduce U.S. based positions through a variety of programs.  These programs represent both voluntary and involuntary separation plans.  During 2009, 6,611 employees accepted or were subject to these programs.

Non-U.S. Separation Programs - During 2009, we initiated several other separation programs outside the U.S.  These programs, designed specific to the laws and regulations of the individual countries, represent voluntary and involuntary plans.  During 2009, 7,075 employees accepted or were subject to the various programs.

In 2010, we recognized employee separation charges of  $33 million in Other operating (income) expenses in Statement 1 primarily related to involuntary separations due to the streamlining of our corporate structure as announced in the second quarter.  In addition, see Note 2 for information regarding stock-based compensation cost associated with the modification of equity awards for employees affected by the separations.

Our accounting for separations is dependent upon how the particular program is designed.  For voluntary programs, eligible separation costs are recognized at the time of employee acceptance.  For involuntary programs, eligible costs are recognized when management has approved the program, the affected employees have been properly identified and the costs are estimable.

The following table summarizes the 2008, 2009 and 2010 separation activity by geographic region:

	Machinery and Power Systems
(Millions of dollars)	North America	Latin America	EAME	Asia Pacific	Financial Products(1)	Total
Increase in liability (separation charges)	$4	$9	$17	$—	$—	$30
Reduction in liability (payments and other adjustments)	—	(7)	(12)	—	—	(19)
Liability balance at December 31, 2008	$4	$2	$5	$—	$—	$11

Increase in liability (separation charges)	$323	$15	$102	$31	$10	$481
Reduction in liability (payments and other adjustments)	(313)	(17)	(78)	(25)	(10)	(443)
Liability balance at December 31, 2009	$14	$—	$29	$6	$—	$49

Increase in liability (separation charges)	$17	$—	$8	$7	$1	$33
Reduction in liability (payments and other adjustments)	(26)	—	(23)	(11)	—	(60)
Liability balance at December 31, 2010	$5	$—	$14	$2	$1	$22

(1) Includes  $8 million for North America and  $2 million for EAME in 2009 and  $1 million for EAME in 2010.

The remaining liability balances as of December 31, 2010 represent costs for employees that have either not yet separated from the Company or their full severance has not yet been paid.  The majority of these remaining costs are expected to be paid in 2011.

The number of employees affected by the separations in 2010 was not significant.  The following table summarizes the number of employees that accepted or were subject to the 2008 and 2009 programs:

	2009	2008
Impacted employees at beginning of period	1,505	—
Impacted employees during the period	15,868	3,085
Employee separations during the period	(16,970)	(1,580)
Impacted employees remaining at the end of period	403	1,505

In addition to the 2009 separation charges noted above, we reported  $225 million of costs associated with certain pension and other postretirement benefit plans, which were also recognized in Other operating (income) expenses in Statement 1.  See Note 12 for additional information.

The majority of the separation charges, made up primarily of cash severance payments, pension and other postretirement benefit costs, and stock-based compensation costs noted above were not assigned to operating segments.  They are included in the reconciliation of total profit from reportable segments to total profit before taxes.  See Note 22 for additional details surrounding this reconciliation.

Selected quarterly financial results (unaudited)	12 Months Ended
Dec. 31, 2010
Selected quarterly financial results (unaudited)
Selected quarterly financial results (unaudited)

26.  Selected quarterly financial results (unaudited)

	2010 Quarter
(Dollars in millions except per share data)	1st	2nd	3rd	4th
Sales and revenues	$8,238	$10,409	$11,134	$12,807
Less: Revenues	(687)	(686)	(682)	(666)
Sales	7,551	9,723	10,452	12,141
Cost of goods sold	5,894	7,372	7,752	9,349
Gross margin	1,657	2,351	2,700	2,792
Profit (loss) (1)	$233	$707	$792	$968
Profit (loss) per common share	$0.37	$1.12	$1.25	$1.52
Profit (loss) per common share—diluted (2)	$0.36	$1.09	$1.22	$1.47

	2009 Quarter
	1st	2nd	3rd	4th
Sales and revenues	$9,225	$7,975	$7,298	$7,898
Less: Revenues	(715)	(721)	(715)	(705)
Sales	8,510	7,254	6,583	7,193
Cost of goods sold	7,027	5,752	5,255	5,852
Gross margin	1,483	1,502	1,328	1,341
Profit (loss) (1)	$(112)	$371	$404	$232
Profit (loss) per common share	$(0.19)	$0.61	$0.65	$0.37
Profit (loss) per common share—diluted (2),(3)	$(0.19)	$0.60	$0.64	$0.36

(1) Profit (loss) attributable to common stockholders.

(2) Diluted by assumed exercise of stock-based compensation awards using the treasury stock method.

(3) In the first quarter 2009, the assumed exercise of stock-based compensation awards was not considered because the impact would be anti-dilutive.

Operations and summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2010
Operations and summary of significant accounting policies
Basis of consolidation

B.    Basis of consolidation

The financial statements include the accounts of Caterpillar Inc. and its subsidiaries.  Investments in companies that are owned 20% to 50% or are less than 20% owned and for which we have significant influence are accounted for by the equity method.  See Note 9 for further discussion.

We consolidate all variable interest entities (VIEs) where Caterpillar Inc. is the primary beneficiary.  For VIEs, we assess whether we are the primary beneficiary as prescribed by the accounting guidance on the consolidation of VIEs.  The primary beneficiary of a VIE is the party that has both the power to direct the activities that most significantly impact the entity’s economic performance, and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE.  We adopted the consolidation of variable interest entities guidance issued in June 2009 effective January 1, 2010.  See Note 1K for additional information.

Certain amounts for prior years have been reclassified to conform with the current-year financial statement presentation.

Shipping and handling costs are included in Cost of goods sold in Statement 1.  Other operating (income) expenses primarily include Cat Financial’s depreciation of equipment leased to others, Cat Insurance’s underwriting expenses, gains (losses) on disposal of long-lived assets, long-lived asset impairment charges, employee separation charges and benefit plan curtailment, settlement and special termination benefits.

Prepaid expenses and other current assets in Statement 2 include core to be returned for remanufacturing, prepaid rent, prepaid insurance and other prepaid items.  In addition, at December 31, 2008, this line included a security deposit of  $232 million related to a deposit obligation due in 2009.  See Note 14 for further discussion.

Sales and revenue recognition

C.    Sales and revenue recognition

Sales of Machinery and Power Systems are recognized and earned when all the following criteria are satisfied:  (a) persuasive evidence of a sales arrangement exists; (b) price is fixed and determinable; (c) collectability is reasonably assured; and (d) delivery has occurred.  Persuasive evidence of an arrangement and a fixed or determinable price exist once we receive an order or contract from a customer or independently owned and operated dealer.  We assess collectability at the time of the sale and if collectability is not reasonably assured, the sale is deferred and not recognized until collectability is probable or payment is received.  Typically, where product is produced and sold in the same country, title and risk of ownership transfer when the product is shipped.  Products that are exported from a country for sale typically pass title and risk of ownership at the border of the destination country.

Sales of certain turbine machinery units are recognized under accounting for construction-type contracts, primarily using the percentage-of-completion method.  Revenue is recognized based upon progress towards completion, which is estimated and continually updated over the course of construction.  We provide for any loss that we expect to incur on these contracts when that loss is probable.

Our remanufacturing operations are primarily focused on the remanufacture of Cat engines and components and rail related products.  In this business, used engines and related components (core) are inspected, cleaned and remanufactured.  In connection with the sale of most of our remanufactured product, we collect a deposit from the dealer that is repaid if the dealer returns an acceptable core within a specified time period.  Caterpillar owns and has title to the cores when they are returned from dealers.  The rebuilt engine or component (the core plus any new content) is then sold as a remanufactured product to dealers and customers.  Revenue is recognized pursuant to the same criteria as machinery and engine sales noted above (title to the entire remanufactured product passes to the dealer upon sale).  At the time of sale, the deposit is recognized in Other current liabilities in Statement 2.  In addition, the core to be returned is recognized as an asset in Prepaid expenses and other current assets in Statement 2 at the estimated replacement cost (based on historical experience with useable cores).  Upon receipt of an acceptable core, we repay the deposit and relieve the liability.  The returned core is then included in inventory.  In the event that the deposit is forfeited (i.e. upon failure by the dealer to return an acceptable core in the specified time period), we recognize the core deposit and the cost of the core in revenue and expense, respectively.

No right of return exists on sales of equipment.  Replacement part returns are estimable and accrued at the time a sale is recognized.

We provide discounts to dealers through merchandising programs.  We have numerous programs that are designed to promote the sale of our products.  The most common dealer programs provide a discount when the dealer sells a product to a targeted end user.  The cost of these discounts is estimated based on historical experience and known changes in merchandising programs and is reported as a reduction to sales when the product sale is recognized.

Our standard invoice terms are established by marketing region. When a sale is made to a dealer, the dealer is responsible for payment even if the product is not sold to an end customer and must make payment within the standard terms to avoid interest costs. Interest at or above prevailing market rates is charged on any past due balance. Our policy is to not forgive this interest.  In 2010, terms were extended to not more than one year for  $221 million of receivables, which represents less than 1% of consolidated sales.  In 2009 and 2008, terms were extended to not more than one year for  $312 million and  $544 million of receivables, respectively, which represent approximately 1% of consolidated sales.

We establish a bad debt allowance for Machinery and Power Systems receivables when it becomes probable that the receivable will not be collected.  Our allowance for bad debts is not significant.

Revenues of Financial Products primarily represent the following Cat Financial revenues:

·      Retail (end-customer) finance revenue on finance leases and installment sale contracts is recognized over the term of the contract at a constant rate of return on the scheduled outstanding principal balance.  Revenue on retail notes is recognized based on the daily balance of retail receivables outstanding and the applicable effective interest rate.

·      Operating lease revenue is recorded on a straight-line basis in the period earned over the life of the contract.

·      Wholesale (dealer) finance revenue on installment contracts and finance leases is recognized over the term of the contract at a constant rate of return on the scheduled outstanding principal balance.  Revenue on wholesale notes is recognized based on the daily balance of wholesale receivables outstanding and the applicable effective interest rate.

·      Loan origination and commitment fees are deferred and then amortized to revenue using the interest method over the life of the finance receivables.

Recognition of income is suspended when collection of future income is not probable. Accrual is resumed, and previously suspended income is recognized, when the receivable becomes contractually current and/or collection doubts are removed. Cat Financial provides wholesale inventory financing to dealers. See Note 6 for more information.

Sales and revenues are presented net of sales and other related taxes.

Inventories

D.    Inventories

Inventories are stated at the lower of cost or market. Cost is principally determined using the last-in, first-out (LIFO) method. The value of inventories on the LIFO basis represented about 70% of total inventories at December 31, 2010, 2009 and 2008.

If the FIFO (first-in, first-out) method had been in use, inventories would have been  $2,575 million,  $3,022 million and  $3,216 million higher than reported at December 31, 2010, 2009 and 2008, respectively.

Securitized receivables

E.     Securitized receivables

Cat Financial periodically transfers certain finance receivables relating to retail installment sale contracts and finance leases to special purpose entities (SPEs) as part of their asset-backed securitization program.  When finance receivables are securitized, Cat Financial retains interests in the receivables in the form of subordinated certificates, an interest in future cash flows (excess), reserve accounts and servicing rights. In accordance with the new consolidation accounting guidance adopted January 1, 2010, these SPEs were concluded to be VIEs.  Cat Financial determined that it was the primary beneficiary based on its power to direct activities through its role as servicer and its obligation to absorb losses and right to receive benefits and therefore consolidated the entities using the carrying amounts of the SPEs’ assets and liabilities. Prior to January 1, 2010, the retained interests were recorded in Other assets at fair value. Cat Financial estimated fair value and cash flows using a valuation model and key assumptions for credit losses, prepayment rates and discount rates. See Note 6 and Note 17 for more information.

Depreciation and amortization

F.     Depreciation and amortization

Depreciation of plant and equipment is computed principally using accelerated methods. Depreciation on equipment leased to others, primarily for Financial Products, is computed using the straight-line method over the term of the lease. The depreciable basis is the original cost of the equipment less the estimated residual value of the equipment at the end of the lease term. In 2010, 2009 and 2008, Cat Financial depreciation on equipment leased to others was  $690 million,  $713 million and  $724 million, respectively, and was included in Other operating (income) expenses in Statement 1. In 2010, 2009 and 2008, consolidated depreciation expense was  $2,202 million,  $2,254 million and  $1,907 million, respectively. Amortization of purchased finite-lived intangibles is computed principally using the straight-line method, generally not to exceed a period of 20 years.

Foreign currency translation

G.    Foreign currency translation

The functional currency for most of our Machinery and Power Systems consolidated companies is the U.S. dollar. The functional currency for most of our Financial Products and affiliates accounted for under the equity method is the respective local currency.  Gains and losses resulting from the translation of foreign currency amounts to the functional currency are included in Other income (expense) in Statement 1. Gains and losses resulting from translating assets and liabilities from the functional currency to U.S. dollars are included in Accumulated other comprehensive income (loss) in Statement 2.

Derivative financial instruments

H.    Derivative financial instruments

Our earnings and cash flow are subject to fluctuations due to changes in foreign currency exchange rates, interest rates and commodity prices.  Our Risk Management Policy (policy) allows for the use of derivative financial instruments to prudently manage foreign currency exchange rate, interest rate, commodity price and Caterpillar stock price exposures and not for the purpose of creating speculative positions.  Derivatives that we use are primarily foreign currency forward and option contracts, interest rate swaps, commodity forward and option contracts and stock repurchase contracts. All derivatives are recorded at fair value.  See Note 3 for more information.

Income taxes

I.      Income taxes

The provision for income taxes is determined using the asset and liability approach.  Tax laws require items to be included in tax filings at different times than the items are reflected in the financial statements.  A current liability is recognized for the estimated taxes payable for the current year.  Deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid.  Deferred taxes are adjusted for enacted changes in tax rates and tax laws.  Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

Estimates in financial statements

J.     Estimates in financial statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts. The more significant estimates include: residual values for leased assets, fair values for goodwill impairment tests, impairment of available-for-sale securities, warranty liability, stock-based compensation and reserves for product liability and insurance losses, postretirement benefits, post-sale discounts, credit losses and income taxes.

Goodwill

L.    Goodwill

Goodwill represents the excess of the cost of a business combination over the fair value of the net assets acquired.  We are required to test goodwill for impairment, at the reporting unit level, annually and when events or circumstances indicate the fair value of a reporting unit may be below its carrying value.  A reporting unit is an operating segment or sub-segment to which goodwill is assigned when initially recorded. We assign goodwill to reporting units based on our integration plans and the expected synergies resulting from the business combination.   Because Caterpillar is a highly integrated company, the businesses we acquire are sometimes combined with or integrated into existing reporting units.  When changes occur in the composition of our operating segments or reporting units, goodwill is reassigned to the affected reporting units based on their relative fair values.

We test goodwill for impairment annually and whenever events or circumstances make it more likely than not that an impairment may have occurred.  We perform our annual goodwill impairment test as of October 1 and monitor for interim triggering events on an ongoing basis.  Goodwill is reviewed for impairment utilizing a two-step process.  The first step requires us to compare the fair value of each reporting unit, which we primarily determine using an income approach based on the present value of discounted cash flows, to the respective carrying value, which includes goodwill.  If the fair value of the reporting unit exceeds its carrying value, the goodwill is not considered impaired.  If the carrying value is higher than the fair value, there is an indication that an impairment may exist and the second step is required.  In step two, the implied fair value of goodwill is calculated as the excess of the fair value of a reporting unit over the fair values assigned to its assets and liabilities.  If the implied fair value of goodwill is less than the carrying value of the reporting unit’s goodwill, the difference is recognized as an impairment loss.  See Note 10 for further details.

Derivative financial instruments and risk management (Policies)	12 Months Ended
Dec. 31, 2010
Derivative financial instruments and risk management
Risk Management Policy

Derivative financial instruments and risk management

Our earnings and cash flow are subject to fluctuations due to changes in foreign currency exchange rates, interest rates and commodity prices.  In addition, the amount of Caterpillar stock that can be repurchased under our stock repurchase program is impacted by movements in the price of the stock.  Our Risk Management Policy (policy) allows for the use of derivative financial instruments to prudently manage foreign currency exchange rate, interest rate, commodity price and Caterpillar stock price exposures.  Our policy specifies that derivatives are not to be used for speculative purposes.  Derivatives that we use are primarily foreign currency forward and option contracts, interest rate swaps, commodity forward and option contracts, and stock repurchase contracts.  Our derivative activities are subject to the management, direction and control of our senior financial officers.  Risk management practices, including the use of financial derivative instruments, are presented to the Audit Committee of the Board of Directors at least annually.

All derivatives are recognized in Statement 2 at their fair value. On the date the derivative contract is entered, we designate the derivative as (1) a hedge of the fair value of a recognized asset or liability (fair value hedge), (2) a hedge of a forecasted transaction or the variability of cash flow to be paid (cash flow hedge), or (3) an undesignated instrument. Changes in the fair value of a derivative that is qualified, designated and highly effective as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current earnings. Changes in the fair value of a derivative that is qualified, designated and highly effective as a cash flow hedge are recorded in Accumulated other comprehensive income (loss) (AOCI) in Statement 2 until they are reclassified to earnings in the same period or periods during which the hedged transaction affects earnings.  Changes in the fair value of undesignated derivative instruments and the ineffective portion of designated derivative instruments are reported in current earnings. Cash flow from designated derivative financial instruments are classified within the same category as the item being hedged on Statement 4.  Cash flow from undesignated derivative financial instruments are included in the investing category on Statement 4.

We formally document all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking various hedge transactions.  This process includes linking all derivatives that are designated as fair value hedges to specific assets and liabilities in Statement 2 and linking cash flow hedges to specific forecasted transactions or variability of cash flow.

We also formally assess, both at the hedge’s inception and on an ongoing basis, whether the designated derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flow of hedged items.  When a derivative is determined not to be highly effective as a hedge or the underlying hedged transaction is no longer probable, we discontinue hedge accounting prospectively, in accordance with the derecognition criteria for hedge accounting.

Operations and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2010
Operations and summary of significant accounting policies
Adoption of postretirement benefit year-end measurement date

	January 1, 2008		January 1, 2008
(Millions of dollars)	Prior to adoption	Adjustment	Post adoption
Noncurrent deferred and refundable income taxes	$1,553	$8	$1,561
Liability for postemployment benefits	5,059	24	5,083
Accumulated other comprehensive income (loss)	(1,808)	17	(1,791)
Profit employed in the business	17,398	(33)	17,365

Accumulated Other Comprehensive Income (Loss)

	December 31,
(Millions of dollars)	2010	2009	2008
Foreign currency translation	$551	$603	$261
Pension and other postretirement benefits	(4,695)	(4,439)	(5,849)
Derivative financial instruments	45	60	95
Retained interests	—	(3)	(7)
Available-for-sale securities	48	15	(79)
Total accumulated other comprehensive income (loss)	$(4,051)	$(3,764)	$(5,579)

Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2010
Stock-based compensation
Schedule providing assumptions used in determining the fair value of stock-based awards

	Grant Year
	2010	2009	2008
Weighted-average dividend yield	2.3%	3.1%	1.9%
Weighted-average volatility	36.4%	36.0%	27.1%
Range of volatilities	35.2-51.8%	35.8-61.0%	27.1-29.0%
Range of risk-free interest rates	0.32-3.61%	0.17-2.99%	1.60-3.64%
Weighted-average expected lives	7 years	8 years	8 years

Schedule of additional stock-based award information

TABLE I—Financial Information Related to Stock-based Compensation

	2010		2009		2008
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
Stock options/SARs activity:
Outstanding at beginning of year	63,082,787	$44.24	60,398,074	$45.68	60,855,854	$42.18
Granted to officers and key employees(1)	7,556,481	$57.85	6,823,227	$22.17	4,886,601	$73.20
Exercised	(12,568,232)	$32.83	(3,906,785)	$28.13	(5,006,435)	$30.04
Forfeited / expired	(188,038)	$43.64	(231,729)	$38.05	(337,946)	$46.45
Outstanding at end of year	57,882,998	$48.50	63,082,787	$44.24	60,398,074	$45.68
Exercisable at year-end	41,658,033	$48.23	48,256,847	$43.14	43,083,319	$35.81

RSUs activity:
Outstanding at beginning of year	4,531,545		2,673,474		1,253,326
Granted to officers and key employees	1,711,771		2,185,674		1,490,645
Granted to outside directors	—		—		20,878
Vested	(1,538,047)		(286,413)		(61,158)
Forfeited	(55,028)		(41,190)		(30,217)
Outstanding at end of year	4,650,241		4,531,545		2,673,474

Stock options/SARs outstanding and exercisable:

	Outstanding				Exercisable
Exercise	# Outstanding	Weighted- Average Remaining Contractual	Weighted- Average Exercise	Aggregate Intrinsic	# Outstanding	Weighted- Average Remaining Contractual	Weighted- Average Exercise	Aggregate Intrinsic
Prices	at 12/31/10	Life (Years)	Price	Value(2)	at 12/31/10	Life (Years)	Price	Value(2)
$22.17 - 25.36	8,716,831	6.49	$22.96	$616	3,189,844	3.58	$24.32	$221
$26.03 - 29.43	5,614,162	2.23	$27.11	373	5,614,162	2.23	$27.11	373
$38.63 - 40.64	9,355,978	3.44	$38.65	514	9,355,978	3.44	$38.65	514
$44.90 - 57.85	16,257,410	6.47	$51.28	688	9,244,580	4.42	$46.30	437
$63.04 - 73.20	17,938,617	5.92	$70.22	420	14,253,469	5.60	$69.45	344
	57,882,998		$48.50	$2,611	41,658,033		$48.23	$1,889

(1)

Of the 7,556,481 awards granted during the year ended December 31, 2010, 7,125,210 were SARs. Of the 6,823,227 awards granted during the year ended December 31, 2009, 6,260,647 were SARs. Of the 4,886,601 awards granted during the year ended December 31, 2008, 4,476,095 were SARs.

(2)

The difference between a stock award’s exercise price and the underlying stock’s market price at December 31, 2010, for awards with market price greater than the exercise price. Amounts are in millions of dollars.

TABLE II— Additional Stock-based Award Information

(Dollars in millions except per share data)	2010	2009	2008
Stock Options/SARs activity:
Weighted-average fair value per share of stock awards granted	$22.31	$7.10	$22.32
Intrinsic value of stock awards exercised	$518	$77	$232
Fair value of stock awards vested	$119	$213	$18
Cash received from stock awards exercised	$325	$89	$130

RSUs activity:
Weighted-average fair value per share of stock awards granted	$53.35	$20.22	$69.17
Fair value of stock awards vested	$99	$10	$4

Derivative financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2010
Derivative financial instruments and risk management
Location and fair value of derivative instruments reported in the Statement of Financial Position

Consolidated Statement of Financial
Position Location

		Asset (Liability) Fair Value
		December 31, 2010	December 31, 2009
Designated derivatives
Foreign exchange contracts
Machinery and Power Systems	Receivables – trade and other	$65	$27
Machinery and Power Systems	Long-term receivables – trade and other	52	125
Machinery and Power Systems	Accrued expenses	(66)	(22)
Machinery and Power Systems	Other liabilities	(1)	(3)
Interest rate contracts
Machinery and Power Systems	Receivables – trade and other	1	1
Machinery and Power Systems	Accrued expenses	—	(1)
Financial Products	Receivables – trade and other	14	18
Financial Products	Long-term receivables – trade and other	197	127
Financial Products	Accrued expenses	(18)	(100)
		$244	$172

Undesignated derivatives
Foreign exchange contracts
Machinery and Power Systems	Receivables – trade and other	$120	$—
Machinery and Power Systems	Long-term receivables – trade and other	—	66
Machinery and Power Systems	Accrued expenses	(46)	—
Machinery and Power Systems	Other liabilities	(58)	(3)
Financial Products	Receivables – trade and other	6	20
Financial Products	Accrued expenses	(9)	(18)
Interest rate contracts
Machinery and Power Systems	Accrued expenses	(6)	(7)
Financial Products	Receivables – trade and other	—	1
Financial Products	Long-term receivables – trade and other	—	1
Financial Products	Accrued expenses	(1)	(6)
Commodity contracts
Machinery and Power Systems	Receivables – trade and other	17	10
		$23	$64

Fair Value Hedges

		Year ended December 31, 2010
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts
Financial Products	Other income (expense)	$107	$(98)
		$107	$(98)

		Year ended December 31, 2009
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts
Machinery and Power Systems	Other income (expense)	$1	$(1)
Financial Products	Other income (expense)	(205)	220
		$(204)	$219

Cash Flow Hedges

	Year ended December 31, 2010
		Recognized in Earnings
	Recognized in AOCI - Effective Portion	Classification of Gains (Losses)	Reclassified from AOCI - Effective Portion	Recognized in Earnings - Ineffective Portion
Foreign exchange contracts
Machinery and Power Systems	$(72)	Other income (expense)	$(1)	$2
Interest rate contracts
Machinery and Power Systems	—	Other income (expense)	(3)	—
Financial Products	(7)	Interest expense of Financial Products	(49)	(1	)(1)
	$(79)		$(53)	$1

	Year ended December 31, 2009
		Recognized in Earnings
	Recognized in AOCI - Effective Portion	Classification of Gains (Losses)	Reclassified from AOCI - Effective Portion	Recognized in Earnings - Ineffective Portion
Foreign exchange contracts
Machinery and Power Systems	$102	Other income (expense)	$176	$2
Interest rate contracts
Machinery and Power Systems	(30)	Other income (expense)	(3)	—
Financial Products	(37)	Interest expense of Financial Products	(83)	9	(1)
	$35		$90	$11

(1)	The ineffective portion recognized in earnings is included in Other income (expense).

Effect of derivatives not designated as hedging instruments on the Statement of Results of Operations

(Millions of dollars)	Classification of Gains or (Losses)	Year ended December 31, 2010	Year ended December 31, 2009
Foreign exchange contracts
Machinery and Power Systems	Other income (expense)	$(45)	$35
Financial Products	Other income (expense)	16	(134)
Interest rate contracts
Machinery and Power Systems	Other income (expense)	(8)	(3)
Financial Products	Other income (expense)	2	3
Commodity contracts
Machinery and Power Systems	Other income (expense)	15	10
		$(20)	$(89)

Other income (expense) (Tables)	12 Months Ended
Dec. 31, 2010
Other income (expense)
Other income (expense)

	Years ended December 31,
(Millions of dollars)	2010	2009	2008
Investment and interest income	$86	$98	$101
Foreign exchange gains (losses)(1)	(55)	184	100
License fee income	54	49	73
Gains (losses) on sale of securities and affiliated companies	9	(2)	55
Impairment of available-for-sale securities	(3)	(12)	(37)
Miscellaneous income (loss)	39	64	35
	$130	$381	$327

(1)          Includes gains (losses) from foreign exchange derivative contracts.  See Note 3 for further details.

Income taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income taxes
Components of profit (loss) before taxes

	Years ended December 31,
(Millions of dollars)	2010	2009	2008
U.S.	$778	$(648)	$2,146
Non-U.S.	2,972	1,217	2,355
	$3,750	$569	$4,501

Components of the provision (benefit) for income taxes

	Years ended December 31,
(Millions of dollars)	2010	2009	2008
Current tax provision (benefit):
U.S.	$247	$(443)	$673
Non-U.S.	645	350	446
State (U.S.)	44	(13)	41
	936	(106)	1,160

Deferred tax provision (benefit):
U.S.	103	1	(335)
Non-U.S.	(75)	(149)	99
State (U.S.)	4	(16)	29
	32	(164)	(207)
Total Provision (benefit) for income taxes	$968	$(270)	$953

Reconciliation of the U.S. federal statutory rate to effective rate

	Years ended December 31,
	2010		2009		2008
Taxes at U.S. statutory rate	$1,313	35.0%	$199	35.0%	$1,575	35.0%
(Decreases) increases in taxes resulting from:
Non-U.S. subsidiaries taxed at other than 35%	(339)	(9.0)%	(261)	(46.0)%	(124)	(2.8)%
State and local taxes, net of federal	27	0.7%	(19)	(3.3)%	46	1.0%
Interest and penalties, net of tax	16	0.4%	20	3.5%	11	0.2%
U.S. tax credits	(57)	(1.5)%	(47)	(8.2)%	(40)	(0.8)%
Other—net	(22)	(0.6)%	(29)	(5.1)%	(59)	(1.3)%
	938	25.0%	(137)	(24.1)%	1,409	31.3%

Tax law change related to Medicare subsidies	90	2.4%	—	—	—	—
Prior year tax and interest adjustments	(34)	(0.9)%	(133)	(23.4)%	—	—
Release of valuation allowances	(26)	(0.7)%	—	—	—	—
Non-U.S. earnings reinvestment changes	—	—	—	—	(456)	(10.1)%
Provision (benefit) for income taxes	$968	25.8%	$(270)	(47.5)%	$953	21.2%

Deferred income tax assets and liabilities

	December 31,
(Millions of dollars)	2010	2009	2008
Assets:
Deferred and refundable income taxes	$824	$802	$785
Noncurrent deferred and refundable income taxes	2,493	2,704	3,298
	3,317	3,506	4,083
Liabilities:
Other current liabilities	7	11	9
Other liabilities	141	138	130
Deferred income taxes—net	$3,169	$3,357	$3,944

Deferred income tax assets and liabilities:

	December 31,
(Millions of dollars)	2010	2009	2008
Deferred income tax assets:
Pension	$1,065	$1,207	$1,888
Postemployment benefits other than pensions	1,501	1,362	1,530
Tax carryforwards	1,117	1,185	712
Warranty reserves	253	243	312
Unrealized profit excluded from inventories	269	229	275
Stock based compensation	215	182	148
Post sale discounts	142	112	140
Allowance for credit losses	111	102	134
Deferred compensation	106	95	78
Other—net	394	396	427
	5,173	5,113	5,644

Deferred income tax liabilities:
Capital and intangible assets	(1,423)	(1,185)	(1,233)
Translation	(169)	(96)	(133)
	(1,592)	(1,281)	(1,366)
Valuation allowance for deferred tax assets	(412)	(475)	(334)
Deferred income taxes—net	$3,169	$3,357	$3,944

Summary of net operating loss carryforwards

(Millions of dollars)

2011	2012	2013	2014	2015-2030	Unlimited	Total
$1	$4	$10	$34	$430	$905	$1,384

Summary of tax credit carryforwards

(Millions of dollars)

2016	2017	2018	2019	2020	Unlimited	Total
$26	—	—	$354	$130	$9	$519

Reconciliation of unrecognized tax benefits

Reconciliation of unrecognized tax benefits: (1)

	Years ended December 31,
(Millions of dollars)	2010	2009	2008
Balance at January 1,	$761	$803	$703

Additions for tax positions related to current year	21	37	126
Additions for tax positions related to prior years	59	43	38
Reductions for tax positions related to prior years	(49)	(45)	(48)
Reductions for settlements (2)	—	(61)	(4)
Reductions for expiration of statute of limitations	(3)	(16)	(12)

Balance at December 31,	$789	$761	$803

Amount that, if recognized, would impact the effective tax rate	$667	$593	$646

(1)	Foreign currency translation amounts are included within each line as applicable.
(2)	Includes cash payment or other reduction of assets to settle liability.

Cat Financial Financing Activities (Tables)	12 Months Ended
Dec. 31, 2010
Cat Financial Financing Activities
Contractual maturities of outstanding wholesale inventory receivables

	December 31, 2010
Amounts Due In	Wholesale Installment Contracts	Wholesale Finance Leases	Wholesale Notes	Total
2011	$103	$115	$824	$1,042
2012	16	48	77	141
2013	11	27	40	78
2014	1	15	4	20
2015	—	5	—	5
Thereafter	—	4	—	4
	131	214	945	1,290
Guaranteed residual value	—	111	—	111
Unguaranteed residual value	—	1	—	1
Less: Unearned income	(6)	(27)	(8)	(41)
Total	$125	$299	$937	$1,361

Contractual maturities of outstanding finance receivables

	December 31, 2010
Amounts Due In	Retail Installment Contracts	Retail Finance Leases	Retail Notes	Total
2011	$2,126	$3,053	$3,549	$8,728
2012	1,384	1,968	1,454	4,806
2013	841	1,061	1,222	3,124
2014	445	462	911	1,818
2015	146	173	571	890
Thereafter	30	149	734	913
	4,972	6,866	8,441	20,279
Guaranteed Residual value	—	497	—	497
Unguaranteed Residual value	—	503	—	503
Less: Unearned income	(430)	(756)	(170)	(1,356)
Total	$4,542	$7,110	$8,271	$19,923

Impaired loans and finance leases

	As of December 31, 2010			2010
(Millions of dollars)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

Impaired Loans and Finance Leases With No Allowance Recorded(1)
Customer
North America	$87	$87	$—	$39	$2
Europe	6	4	—	7	—
Asia Pacific	13	13	—	9	—
Latin America	3	3	—	5	—
Global Power Finance	174	174	—	92	—
Total	$283	$281	$—	$152	$2

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$191	$185	$44	$271	$11
Europe	62	57	15	85	4
Asia Pacific	27	27	7	40	3
Latin America	44	43	9	39	3
Global Power Finance	34	33	4	17	—
Total	$358	$345	$79	$452	$21

Total Impaired Loans and Finance Leases
Customer
North America	$278	$272	$44	$310	$13
Europe	68	61	15	92	4
Asia Pacific	40	40	7	49	3
Latin America	47	46	9	44	3
Global Power Finance	208	207	4	109	—
Total	$641	$626	$79	$604	$23

(1)  No related allowance for credit losses due to sufficient collateral value.

As of December 31, 2009 and 2008, the impaired loans and finance leases were as follows:

(Millions of dollars)	2009	2008
Impaired loans/finance leases for which there is a related allowance for credit losses (related allowance of $117 million and $59 million, respectively)	$448	$258
Impaired loans/finance leases for which there is no related allowance for credit losses (due to sufficient collateral value)	65	221
Total investment in impaired loans/finance leases as of December 31,	$513	$479

Average investment in impaired loans/finance leases	$425	$306

Investment in loans and finance leases on non-accrual status

(Millions of dollars)	2010
Customer
North America	$217
Europe	89
Asia Pacific	31
Latin America	139
Global Power Finance	163
Total (1)	$639

(1) As of December 31, 2009 and 2008, the investments in loans and finance leases on non-accrual status were $678 million and $422 million, respectively.

Past due loans and finance leases

(Millions of dollars)	31-60	61-90	91+	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing (1)
Customer
North America	$139	$44	$228	$411	$6,037	$6,448	$27
Europe	27	12	106	145	2,365	2,510	26
Asia Pacific	63	17	37	117	3,412	3,529	12
Latin America	44	16	144	204	2,222	2,426	1
Global Power Finance	18	17	54	89	2,978	3,067	25
Dealer
North America	—	—	—	—	1,291	1,291	—
Europe	—	—	—	—	41	41	—
Asia Pacific	—	—	—	—	151	151	—
Latin America	—	—	—	—	457	457	—
Global Power Finance	—	—	—	—	3	3	—
Total	$291	$106	$569	$966	$18,957	$19,923	$91

(1) As of December 31, 2009 and 2008, the investments in loans and finance leases past due over 90 days and still accruing were $134 million and $119 million, respectively.

Roll-forward of the allowance for credit losses

(Millions of dollars)	2010	2009	2008
Allowance for Credit Loss Activity:
Balance at beginning of year	$376	$391	$351
Adjustment to adopt consolidation of variable-interest entities	18	—	—
Provision for credit losses	205	225	192
Receivables written off	(288)	(281)	(144)
Recoveries on receivables previously written off	51	28	23
Other — net	—	13	(31)
Balance at end of year	$362	$376	$391

Allowance for credit losses and recorded investment in finance receivables

(Millions of dollars)	Customer	Dealer	Total
Allowance for Credit Losses:
Individually evaluated for impairment	$79	$—	$79
Collectively evaluated for impairment	278	5	283
Ending Balance	$357	$5	$362

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$641	$—	$641
Collectively evaluated for impairment	17,339	1,943	19,282
Ending Balance	$17,980	$1,943	$19,923

Recorded investment of performing and non-performing finance receivables

(Millions of dollars)	Customer	Dealer	Total
Performing
North America	$6,231	$1,291	$7,522
Europe	2,421	41	2,462
Asia Pacific	3,498	151	3,649
Latin America	2,287	457	2,744
Global Power Finance	2,904	3	2,907
Total Performing	17,341	1,943	19,284

Non-Performing
North America	217	—	217
Europe	89	—	89
Asia Pacific	31	—	31
Latin America	139	—	139
Global Power Finance	163	—	163
Total Non-Performing	639	—	639

Performing & Non-Performing
North America	6,448	1,291	7,739
Europe	2,510	41	2,551
Asia Pacific	3,529	151	3,680
Latin America	2,426	457	2,883
Global Power Finance	3,067	3	3,070
Total	$17,980	$1,943	$19,923

Assumptions used to estimate the fair value of the retained interests at the time of the transaction

2008
Discount rate	7.2%
Weighted-average prepayment rate	14.5%
Expected credit losses	1.6%

Key assumptions used to determine the fair value of the retained interests as on the balance sheet date

	December 31, 2009	December 31, 2008
Cash flow weighted average discount rates on retained interests	7.7% to 12.4%	16.7% to 23.3%
Weighted-average maturity in months	22	28
Expected prepayment rate	18.0%	19.0%
Expected credit losses	4.7% to 4.8%	1.7% to 3.1%

Cash flows from retail securitizations and characteristics of securitized retail receivables

Cash flows from retail securitizations:

	Years ended December 31,
(Millions of dollars)	2009	2008
Cash proceeds from initial sales of receivables	$—	$600
Purchases of contracts through clean-up calls	95	81
Servicing fees received	6	12
Other cash flows received on retained interests	10	25

Characteristics of securitized retail receivables:

	Years ended December 31,
	2009	2008
Total securitized principal balance at December 31,	$346	$909
Average securitized principal balance for the year ended December 31,	583	1,147
Loans > 30 days past due at year ended December 31,	62	98
Net credit losses during the year	36	23

Cash flows from sale of trade receivables

	Years ended December 31,
(Millions of dollars)	2009	2008
Cash proceeds from sales of receivables to the conduits	$887	$1,510
Servicing fees received	$1	$1
Cash flows received on the interests that continue to be held	$7,548	$11,270

Inventories (Tables)	12 Months Ended
Dec. 31, 2010
Inventories
Inventories

	December 31,
(Millions of dollars)	2010	2009	2008
Raw materials	$2,766	$1,979	$2,678
Work-in-process	1,483	656	1,508
Finished goods	5,098	3,465	4,316
Supplies	240	260	279
Total inventories	$9,587	$6,360	$8,781

Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2010
Property, plant and equipment
Property, plant and equipment

	December 31,
(Millions of dollars)	Useful Lives (Years)	2010	2009	2008
Land	—	$682	$639	$575
Buildings and land improvements	20-45	5,174	4,914	4,647
Machinery, equipment and other	3-10	13,414	12,917	12,173
Equipment leased to others	1-10	4,444	4,717	4,561
Construction-in-process	—	1,192	1,034	1,531

Total property, plant and equipment, at cost		24,906	24,221	23,487
Less: Accumulated depreciation		(12,367)	(11,835)	(10,963)
Property, plant and equipment—net		$12,539	$12,386	$12,524

Assets recorded under capital leases

Assets recorded under capital leases (1):

	December 31,
(Millions of dollars)	2010	2009	2008
Gross capital leases (2)	$251	$493	$565
Less: Accumulated depreciation	(134)	(258)	(221)
Net capital leases	$117	$235	$344

(1) Included in Property, plant and equipment table above.

(2) Consists primarily of machinery and equipment.

Scheduled minimum rental payments on assets recorded under capital leases

(Millions of dollars)
2011	2012	2013	2014	2015	Thereafter
$54	$26	$14	$8	$5	$28

Equipment leased to others

	December 31,
(Millions of dollars)	2010	2009	2008
Equipment leased to others—at original cost	$4,444	$4,717	$4,561
Less: Accumulated depreciation	(1,533)	(1,616)	(1,416)
Equipment leased to others—net	$2,911	$3,101	$3,145

Scheduled minimum rental payments to be received for equipment leased to others

(Millions of dollars)
2011	2012	2013	2014	2015	Thereafter
$735	$477	$298	$146	$55	$32

Investments in Unconsolidated Affiliated Companies (Tables)	12 Months Ended
Dec. 31, 2010
Investments in unconsolidated affiliated companies
Results of Operations of unconsolidated affiliated companies

	Years ended December 31,
(Millions of dollars)	2010	2009	2008
Results of Operations:
Sales	$812	$569	$3,727
Cost of sales	627	434	3,082
Gross profit	$185	$135	$645

Profit (loss)	$(36)	$(39)	$55

Financial Position of unconsolidated affiliated companies

	December 31,
(Millions of dollars)	2010	2009	2008
Financial Position:
Assets:
Current assets	$414	$223	$209
Property, plant and equipment—net	196	219	227
Other assets	39	5	26
	649	447	462
Liabilities:
Current liabilities	274	250	173
Long-term debt due after one year	72	41	110
Other liabilities	40	17	35
	386	308	318
Equity	$263	$139	$144

Caterpillar's investments in unconsolidated affiliated companies

	December 31,
(Millions of dollars)	2010	2009	2008
Investments in equity method companies	$135	$70	$66
Plus: Investments in cost method companies	29	35	28
Total investments in unconsolidated affiliated companies	$164	$105	$94

Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2010
Intangible assets and goodwill
Intangible assets

		December 31, 2010
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	17	$630	$(108)	$522
Intellectual property	9	306	(166)	140
Other	13	197	(72)	125
Total finite-lived intangible assets	14	1,133	(346)	787
Indefinite-lived intangible assets - In-process research & development		18	—	18
Total intangible assets		$1,151	$(346)	$805

		December 31, 2009
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	18	$396	$(75)	$321
Intellectual property	10	211	(143)	68
Other	11	130	(54)	76
Total intangible assets	15	$737	$(272)	$465

		December 31, 2008
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	18	$388	$(50)	$338
Intellectual property	10	210	(122)	88
Other	11	122	(37)	85
Total intangible assets	15	$720	$(209)	$511

Expected amortization expense related to intangible assets

(Millions of dollars)
2011	2012	2013	2014	2015	Thereafter
$86	$80	$73	$69	$63	$434

Goodwill

	Construction Industries	Resource Industries	Power Systems	Other(1)	Consolidated Total
Balance at January 1, 2008	$86	$47	$1,742	$88	$1,963
Business combinations	206	22	8	41	277
Other adjustments(2)	27	(3)	(3)	—	21
Balance at December 31, 2008	319	66	1,747	129	2,261
Impairments	—	(22)	—	—	(22)
Other adjustments(2)	23	3	4	—	30
Balance at December 31, 2009	342	47	1,751	129	2,269
Business combinations	5	3	326	—	334
Other adjustments(2)	10	1	—	—	11
Balance at December 31, 2010	$357	$51	$2,077	$129	$2,614

(1)      Includes all other operating segments (See Note 22).

(2)      Other adjustments are comprised primarily of foreign currency translation.

Available-for-sale securities (Tables)	12 Months Ended
Dec. 31, 2010
Available-for-sale securities
Schedule of available-for-sale securities

	December 31, 2010			December 31, 2009			December 31, 2008
(Millions of dollars)	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value
Government debt
U.S. treasury bonds	$12	$—	$12	$14	$—	$14	$14	$1	$15
Other U.S. and non-U.S. government bonds	76	1	77	65	—	65	15	(1)	14

Corporate bonds
Corporate bonds	481	30	511	455	20	475	343	(22)	321
Asset-backed securities	136	—	136	141	(7)	134	165	(27)	138

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	258	15	273	295	13	308	319	5	324
Residential mortgage-backed securities	43	(3)	40	61	(10)	51	79	(19)	60
Commercial mortgage-backed securities	164	4	168	175	(13)	162	176	(47)	129

Equity securities
Large capitalization value	100	22	122	76	13	89	126	(13)	113
Smaller company growth	23	8	31	19	5	24	20	(2)	18
Total	$1,293	$77	$1,370	$1,301	$21	$1,322	$1,257	$(125)	$1,132

Investments in an unrealized loss position that are not other-than-temporarily impaired:

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2010
	Less than 12 months (1)		12 months or more (1)		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Government debt
Other U.S. and non-U.S. government bonds	$13	$—	$3	$—	$16	$—

Corporate bonds
Corporate bonds	29	—	1	—	30	—
Asset-backed securities	19	—	19	4	38	4

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	16	—	—	—	16	—
Residential mortgage-backed securities	2	—	25	4	27	4
Commercial mortgage-backed securities	3	—	14	1	17	1

Equity securities
Large capitalization value	14	1	12	2	26	3
Smaller company growth	3	—	1	—	4	—
Total	$99	$1	$75	$11	$174	$12

(1)  Indicates length of time that individual securities have been in a continuous unrealized loss position.

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2009
	Less than 12 months (1)		12 months or more (1)		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Government debt
U.S. treasury bonds	$4	$—	$—	$—	$4	$—
Other U.S. and non-U.S. government bonds	14	—	2	—	16	—

Corporate bonds
Corporate bonds	25	—	10	1	35	1
Asset-backed securities	4	1	44	10	48	11

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	—	—	3	—	3	—
Residential mortgage-backed securities	—	—	49	10	49	10
Commercial mortgage-backed securities	24	—	73	14	97	14

Equity securities
Large capitalization value	2	—	23	3	25	3
Smaller company growth	1	—	2	—	3	—
Total	$74	$1	$206	$38	$280	$39

(1)  Indicates length of time that individual securities have been in a continuous unrealized loss position.

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2008
	Less than 12 months (1)		12 months or more (1)		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Government debt
Other U.S. and non-U.S. government bonds	$—	$—	$8	$1	$8	$1

Corporate bonds
Corporate bonds	176	18	33	5	209	23
Asset-backed securities	101	16	30	11	131	27

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	7	—	19	1	26	1
Residential mortgage-backed securities	32	6	27	14	59	20
Commercial mortgage-backed securities	71	15	59	32	130	47

Equity securities
Large capitalization value	60	13	5	2	65	15
Smaller company growth	7	2	—	—	7	2
Total	$454	$70	$181	$66	$635	$136

(1)  Indicates length of time that individual securities have been in a continuous unrealized loss position.

Fair value of the available-for-sale debt securities, by contractual maturity

(Millions of dollars)	Fair Value
Due in one year or less	$75
Due after one year through five years	$428
Due after five years through ten years	$230
Due after ten years	$484

Postemployment benefit plans (Tables)	12 Months Ended
Dec. 31, 2010
Postemployment benefit plans
Change in benefit obligation and assumptions used to determine benefit obligation

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2010	2009	2008	2010	2009	2008	2010	2009	2008
Change in benefit obligation:
Benefit obligation, beginning of year	$12,064	$11,493	$11,132	$3,542	$3,219	$3,012	$4,537	$5,017	$5,455
Effect of eliminating early measurement date(1)	N/A	N/A	11	N/A	N/A	26	N/A	N/A	—
Service cost	210	176	199	92	86	92	68	70	87
Interest cost	652	688	629	162	146	156	245	280	307
Plan amendments	4	—	13	35	—	—	—	(549)	—
Actuarial losses (gains)	1,140	380	222	153	45	(18)	602	(58)	(522)
Foreign currency exchange rates	—	—	—	34	322	(534)	14	29	(19)
Participant contributions	—	—	—	9	10	14	45	51	41
Benefits paid - gross	(820)	(796)	(713)	(168)	(212)	(155)	(379)	(390)	(351)
Less: federal subsidy on benefits paid	—	—	—	—	—	—	15	21	19
Curtailments, settlements and special termination benefits	(235)	123	—	(52)	(74)	—	—	66	—
Acquisitions / other(2)	9	—	—	60	—	626	37	—	—
Benefit obligation, end of year	$13,024	$12,064	$11,493	$3,867	$3,542	$3,219	$5,184	$4,537	$5,017
Accumulated benefit obligation, end of year	$12,558	$11,357	$10,681	$3,504	$3,082	$2,938

Weighted-average assumptions used to determine benefit obligation:
Discount rate(3)	5.1%	5.7%	6.1%	4.6%	4.8%	4.5%	5.0%	5.6%	6.0%
Rate of compensation increase(3)	4.5%	4.5%	4.5%	4.2%	4.2%	3.8%	4.4%	4.4%	4.4%

(1)   Change in benefit obligation during the period from the early measurement date to December 31, 2007.

(2)   See Note 23 regarding the 2008 Cat Japan share redemption and the 2010 Electro-Motive Diesel acquisition.

(3)   End of year rates are used to determine net periodic cost for the subsequent year. See Note 12E.

Effects of one-percentage point change in the assumed health care cost trend rates

(Millions of dollars)	One-percentage- point increase	One-percentage- point decrease
Effect on 2010 service and interest cost components of other postretirement benefit cost	$19	$(15)
Effect on accumulated postretirement benefit obligation	$311	$(266)

Change in plan assets

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2010	2009	2008	2010	2009	2008	2010	2009	2008
Change in plan assets:
Fair value of plan assets, beginning of year	$9,029	$6,745	$10,441	$2,797	$2,175	$2,773	$1,063	$1,042	$1,584
Effect of eliminating early measurement date(1)	N/A	N/A	17	N/A	N/A	23	N/A	N/A	15
Actual return on plan assets	1,628	2,194	(3,288)	193	390	(751)	129	266	(587)
Foreign currency exchange rates	—	—	—	17	243	(407)	—	—	—
Company contributions(2)	919	886	288	58	263	134	138	94	340
Participant contributions	—	—	—	9	10	14	45	51	41
Benefits paid	(820)	(796)	(713)	(168)	(212)	(155)	(379)	(390)	(351)
Settlements and special termination benefits	—	—	—	(51)	(72)	—	—	—	—
Acquisitions / other(3)	4	—	—	25	—	544	—	—	—
Fair value of plan assets, end of year	$10,760	$9,029	$6,745	$2,880	$2,797	$2,175	$996	$1,063	$1,042

(1)  Change in plan assets during the period from the early measurement date to December 31, 2007.

(2)  Includes  $650 million of Caterpillar stock contributed to U.S. pension plans in 2009.

(3)  See Note 23 regarding the 2008 Cat Japan share redemption and the 2010 Electro-Motive Diesel acquisition.

Fair value of pension and other postretirement benefit plan assets, by category

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,975	$1	$46	$5,022
Non-U.S. equities	2,884	—	4	2,888

Fixed income securities:
U.S. corporate bonds	—	1,412	38	1,450
Non-U.S. corporate bonds	—	92	1	93
U.S. government bonds	—	299	5	304
U.S. governmental agency mortgage-backed securities	—	634	4	638
Non-U.S. government bonds	—	22	—	22

Real estate	—	—	10	10

Cash, short-term instruments and other	70	263	—	333
Total U.S. pension assets	$7,929	$2,723	$108	$10,760

	December 31, 2009
	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,634	$2	$17	$4,653
Non-U.S. equities	1,803	—	34	1,837

Fixed income securities:
U.S. corporate bonds	—	1,179	56	1,235
Non-U.S. corporate bonds	—	70	1	71
U.S. government bonds	—	323	—	323
U.S. governmental agency mortgage-backed securities	—	562	—	562
Non-U.S. government bonds	—	9	—	9

Real estate	—	—	10	10

Cash, short-term instruments and other	113	216	—	329
Total U.S. pension assets	$6,550	$2,361	$118	$9,029

-

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$359	$—	$—	$359
Non-U.S. equities	916	90	1	1,007
Global equities(1)	153	37	—	190

Fixed income securities:
U.S. corporate bonds	—	18	2	20
Non-U.S. corporate bonds	—	374	5	379
U.S. government bonds	—	5	—	5
Non-U.S. government bonds	—	163	1	164
Global fixed income(1)	—	374	—	374

Real estate	—	89	90	179

Other:
Cash and short-term instruments	59	3	—	62
Other(2)	2	104	35	141
Total non-U.S. pension assets	$1,489	$1,257	$134	$2,880

	December 31, 2009
	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$330	$—	$—	$330
Non-U.S. equities	863	84	5	952
Global equities(1)	144	14	—	158

Fixed income securities:
U.S. corporate bonds	—	22	1	23
Non-U.S. corporate bonds	—	355	11	366
U.S. government bonds	—	1	—	1
Non-U.S. government bonds	—	156	2	158
Global fixed income(1)	—	361	—	361

Real estate	—	80	71	151

Other:
Cash and short-term instruments	104	4	—	108
Other(2)	3	135	51	189
Total non-U.S. pension assets	$1,444	$1,212	$141	$2,797

(1)  Includes funds that invest in both U.S. and non-U.S. securities.

(2)  Includes funds that invest in multiple asset classes, hedge funds and other.

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$512	$—	$—	$512
Non-U.S. equities	289	—	—	289

Fixed income securities:
U.S. corporate bonds	—	79	—	79
Non-U.S. corporate bonds	—	6	—	6
U.S. government bonds	—	14	—	14
U.S. governmental agency mortgage-backed securities	—	43	—	43
Non-U.S. government bonds	—	1	—	1

Cash, short-term instruments and other	19	33	—	52
Total other postretirement benefit assets	$820	$176	$—	$996

	December 31, 2009
	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$531	$—	$—	$531
Non-U.S. equities	273	6	—	279

Fixed income securities:
U.S. corporate bonds	—	95	—	95
Non-U.S. corporate bonds	—	8	—	8
U.S. government bonds	—	24	—	24
U.S. governmental agency mortgage-backed securities	—	54	—	54
Non-U.S. government bonds	—	1	—	1

Cash, short-term instruments and other	19	52	—	71
Total other postretirement benefit assets	$823	$240	$—	$1,063

Rollforward of assets measured at fair value using level 3 inputs

(Millions of dollars)	Equities	Fixed Income	Real Estate	Other
U.S. Pension
Balance at December 31, 2008	$16	$73	$9	$—
Unrealized gains (losses)	3	34	1	—
Realized gains (losses)	—	(2)	—	—
Purchases, issuances and settlements	31	(12)	—	—
Transfers in and/or out of Level 3	1	(36)	—	—
Balance at December 31, 2009	$51	$57	$10	$—
Unrealized gains (losses)	11	1	—	—
Realized gains (losses)	(1)	3	—	—
Purchases, issuances and settlements	32	(9)	—	—
Transfers in and/or out of Level 3	(43)	(4)	—	—
Balance at December 31, 2010	$50	$48	$10	$—

Non-U.S. Pension
Balance at December 31, 2008	$—	$5	$61	$67
Unrealized gains (losses)	2	1	10	63
Realized gains (losses)	—	—	—	(41)
Purchases, issuances and settlements	3	6	—	(38)
Transfers in and/or out of Level 3	—	2	—	—
Balance at December 31, 2009	$5	$14	$71	$51
Unrealized gains (losses)	(1)	—	7	1
Realized gains (losses)	1	—	—	5
Purchases, issuances and settlements	(2)	(3)	12	(22)
Transfers in and/or out of Level 3	(2)	(3)	—	—
Balance at December 31, 2010	$1	$8	$90	$35

Common stock of Caterpillar Inc. included in Equity Securities within plan assets

	U.S. Pension Benefits(1)			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2010	2009(2)	2008	2010	2009	2008	2010	2009	2008
Caterpillar Inc. common stock	$779	$1,016	$11	$2	$1	$1	$3	$1	$2

(1)  Amounts represent 7% of total plan assets for 2010, 11% for 2009 and less than 1% of total plan assets for 2008.

(2)  Includes  $650 million of Caterpillar stock contributed to U.S. pension plans in 2009.

Defined benefit plan funded status, components of net amount recognized in financial position and accumulated other comprehensive income

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2010	2009	2008	2010	2009	2008	2010	2009	2008
End of Year
Fair value of plan assets	$10,760	$9,029	$6,745	$2,880	$2,797	$2,175	$996	$1,063	$1,042
Benefit obligations	13,024	12,064	11,493	3,867	3,542	3,219	5,184	4,537	5,017
Over (under) funded status recognized in financial position	$(2,264)	$(3,035)	$(4,748)	$(987)	$(745)	$(1,044)	$(4,188)	$(3,474)	$(3,975)

Components of net amount recognized in financial position:
Other assets (non-current asset)	$—	$—	$—	$4	$22	$—	$—	$—	$—
Accrued wages, salaries and employee benefits (current liability)	(18)	(17)	(14)	(18)	(18)	(2)	(171)	(113)	(29)
Liability for postemployment benefits (non-current liability)	(2,246)	(3,018)	(4,734)	(973)	(749)	(1,042)	(4,017)	(3,361)	(3,946)
Net liability recognized	$(2,264)	$(3,035)	$(4,748)	$(987)	$(745)	$(1,044)	$(4,188)	$(3,474)	$(3,975)

Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	$4,795	$5,132	$6,419	$1,273	$1,200	$1,319	$1,195	$659	$881
Prior service cost (credit)	83	132	170	43	8	13	(122)	(177)	320
Transition obligation (asset)	—	—	—	—	—	—	7	9	10
Total	$4,878	$5,264	$6,589	$1,316	$1,208	$1,332	$1,080	$491	$1,211

Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) into net periodic benefit cost (pre-tax) in the next fiscal year

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Actuarial loss (gain)	$451	$71	$108
Prior service cost (credit)	20	3	(55)
Transition obligation (asset)	—	—	2
Total	$471	$74	$55

Schedule of pension plans with projected benefit obligation in excess of plan assets for all U.S and Non U.S Pension benefits

	U.S. Pension Benefits at Year-end			Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2010	2009	2008	2010	2009	2008
Projected benefit obligation	$(13,024)	$(12,064)	$(11,493)	$(3,846)	$(3,350)	$(3,194)
Accumulated benefit obligation	$(12,558)	$(11,357)	$(10,681)	$(3,485)	$(2,933)	$(2,917)
Fair value of plan assets	$10,760	$9,029	$6,745	$2,855	$2,584	$2,151

Schedule of pension plans with accumulated benefit obligation in excess of plan assets for all U.S and Non U.S Pension benefits

	U.S. Pension Benefits at Year-end			Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2010	2009	2008	2010	2009	2008
Projected benefit obligation	$(13,024)	$(12,064)	$(11,493)	$(3,452)	$(1,594)	$(3,040)
Accumulated benefit obligation	$(12,558)	$(11,357)	$(10,681)	$(3,179)	$(1,503)	$(2,796)
Fair value of plan assets	$10,760	$9,029	$6,745	$2,514	$1,145	$2,022

Information about the expected cash flow for the pension and other postretirement benefit plans

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Employer contributions:
2011 (expected)	$790	$210	$180

Expected benefit payments:
2011	$820	$180	$380
2012	830	230	390
2013	840	230	400
2014	860	240	410
2015	870	250	410
2016-2020	4,480	1,210	2,110
Total	$8,700	$2,340	$4,100

Expected Medicare Part D subsidy receipts

(Millions of dollars)	2011	2012	2013	2014	2015	2016-2020	Total
Other postretirement benefits	$15	$20	$20	$20	$25	$130	$230

Components of net periodic benefit cost, other changes in plan assets and benefits obligations recognized in other comprehensive income and weighted-average assumptions used to determine net cost

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2010	2009	2008	2010	2009	2008	2010	2009	2008
Components of net periodic benefit cost:
Service cost	$210	$176	$199	$92	$86	$92	$68	$70	$87
Interest cost	652	688	629	162	146	156	245	280	307
Expected return on plan assets	(773)	(777)	(882)	(192)	(181)	(201)	(93)	(111)	(138)
Curtailments, settlements and special termination benefits(1)	28	133	—	22	36	1	—	56	—
Amortization of:
Transition obligation (asset)	—	—	—	—	—	1	2	2	2
Prior service cost (credit)(2)	25	29	32	1	1	3	(55)	(40)	(35)
Net actuarial loss (gain)	385	248	134	65	35	36	33	20	64
Total cost included in operating profit	$527	$497	$112	$150	$123	$88	$200	$277	$287

Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Effect of eliminating early measurement date(3)	N/A	N/A	$(14)	N/A	N/A	$(9)	N/A	N/A	$(3)
Current year actuarial loss (gain)	$47	$(1,037)	4,401	$136	$(88)	696	$570	$(200)	172
Amortization of actuarial (loss) gain	(385)	(248)	(134)	(62)	(32)	(36)	(33)	(20)	(64)
Current year prior service cost (credit)	(24)	(10)	16	35	(2)	1	—	(537)	(3)
Amortization of prior service (cost) credit	(25)	(29)	(32)	(1)	(1)	(3)	55	40	35
Amortization of transition (obligation) asset	—	—	—	—	—	(1)	(2)	(2)	(2)
Total recognized in other comprehensive income	(387)	(1,324)	4,237	108	(123)	648	590	(719)	135
Total recognized in net periodic cost and other comprehensive income	$140	$(827)	$4,349	$258	$—	$736	$790	$(442)	$422

Weighted-average assumptions used to determine net cost:
Discount rate	5.4%	6.3%	5.8%	4.8%	4.7%	5.3%	5.6%	6.3%	5.8%
Expected return on plan assets(4)	8.5%	8.5%	9.0%	7.0%	6.6%	7.6%	8.5%	8.5%	9.0%
Rate of compensation increase	4.5%	4.5%	4.5%	4.2%	3.8%	4.0%	4.4%	4.4%	4.4%

(1)	2010 and 2009 curtailments, settlements and special termination benefits were recognized in Other operating (income) expenses in Statement 1.
(2)

Prior service costs for both pension and other postretirement benefits are generally amortized using the straight-line method over the average remaining service period to the full retirement eligibility date of employees expected to receive benefits from the plan amendment. For other postretirement benefit plans in which all or almost all of the plan’s participants are fully eligible for benefits under the plan, prior service costs are amortized using the straight-line method over the remaining life expectancy of those participants.

(3)	Amortization during the period from the early measurement date to December 31, 2007.
(4)	The weighted-average rates for 2011 are 8.5% and 7.1% for U.S. and non-U.S. plans, respectively.

Company costs related to U.S. and non-U.S. defined contribution plans

(Millions of dollars)	2010	2009	2008
U.S. plans	$231	$206	$107
Non-U.S. plans	39	29	34
	$270	$235	$141

Summary of long-term liability for postemployment benefit plans

	December 31,
(Millions of dollars)	2010	2009	2008
Pensions:
U.S. pensions	$2,246	$3,018	$4,734
Non-U.S. pensions	973	749	1,042
Total pensions	3,219	3,767	5,776
Postretirement benefits other than pensions	4,017	3,361	3,946
Other postemployment benefits	69	63	73
Defined contribution	279	229	180
	$7,584	$7,420	$9,975

Short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2010
Short-term borrowings
Short-term borrowings

	December 31,
(Millions of dollars)	2010	2009	2008
Machinery and Power Systems:
Notes payable to banks	$204	$260	$668
Commercial paper	—	173	964
	204	433	1,632
Financial Products:
Notes payable to banks	479	793	817
Commercial paper	2,710	2,162	4,217
Demand notes	663	695	543
	3,852	3,650	5,577
Total short-term borrowings	$4,056	$4,083	$7,209

Weighted-average interest rates on short-term borrowings

	December 31,
	2010	2009	2008
Notes payable to banks	4.1%	4.6%	5.5%
Commercial paper	1.5%	1.2%	2.0%
Demand notes	1.1%	2.0%	3.6%

Long-term debt (Tables)	12 Months Ended
Dec. 31, 2010
Long-term debt
Long-term debt

	December 31,
(Millions of dollars)	2010	2009	2008
Machinery and Power Systems:
Notes—6.550% due 2011	$—	$251	$250
Notes—5.700% due 2016	512	515	517
Debentures—9.375% due 2011	—	123	123
Debentures—7.000% due 2013	350	350	350
Debentures—7.900% due 2018	899	899	898
Debentures—9.375% due 2021	120	120	120
Debentures—8.000% due 2023	82	82	82
Debentures—6.625% due 2028	299	299	299
Debentures—7.300% due 2031	349	349	349
Debentures—5.300% due 2035 (1)	205	204	203
Debentures—6.050% due 2036	748	748	748
Debentures—8.250% due 2038	248	248	248
Debentures—6.950% due 2042	249	249	249
Debentures—7.375% due 2097	297	297	297
Capital lease obligations	81	211	293
Other	66	707	710
Total Machinery and Power Systems	4,505	5,652	5,736
Financial Products:
Commercial paper	—	71	1,500
Medium-term notes	14,993	15,363	15,073
Other	939	761	525
Total Financial Products	15,932	16,195	17,098
Total long-term debt due after one year	$20,437	$21,847	$22,834

(1)  Debentures due in 2035 have a face value of  $307 million and an effective yield to maturity of 8.55%.

Aggregate amounts of maturities of long-term debt

	December 31,
(Millions of dollars)	2011	2012	2013	2014	2015
Machinery and Power Systems	$495	$81	$366	$8	$5
Financial Products	3,430	4,825	4,243	2,015	887
	$3,925	$4,906	$4,609	$2,023	$892

Credit commitments (Tables)	12 Months Ended
Dec. 31, 2010
Credit commitments
Credit commitments

	December 31, 2010
(Millions of dollars)	Consolidated	Machinery and Power Systems	Financial Products
Credit lines available:
Global credit facilities	$7,230	$1,500	$5,730
Other external	4,658	853	3,805
Total credit lines available	11,888	2,353	9,535
Less: Global credit facilities supporting commercial paper	(2,710)	—	(2,710)
Less: Utilized credit	(2,217)	(135)	(2,082)
Available credit	$6,961	$2,218	$4,743

Profit Per Share (Tables)	12 Months Ended
Dec. 31, 2010
Profit per share
Computations of Profit Per Share

(Dollars in millions except per share data)	2010	2009	2008
Profit for the period (A) (1)	$2,700	$895	$3,557
Determination of shares (in millions):
Weighted average number of common shares outstanding (B)	631.5	615.2	610.5
Shares issuable on exercise of stock awards, net of shares assumed to be purchased out of proceeds at average market price	18.9	10.8	17.4
Average common shares outstanding for fully diluted computation (C)	650.4	626.0	627.9
Profit per share of common stock:
Assuming no dilution (A/B)	$4.28	$1.45	$5.83
Assuming full dilution (A/C)	$4.15	$1.43	$5.66
Shares outstanding as of December 31 (in millions)	638.8	624.7	601.5

(1)   Profit attributable to common stockholders.

Fair value disclosures (Tables)	12 Months Ended
Dec. 31, 2010
Fair value disclosures
Assets and liabilities measured at fair value

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$12	$—	$—	$12
Other U.S. and non-U.S. government bonds	—	77	—	77

Corporate bonds
Corporate bonds	—	511	—	511
Asset-backed securities	—	136	—	136

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	—	273	—	273
Residential mortgage-backed securities	—	40	—	40
Commercial mortgage-backed securities	—	168	—	168

Equity securities
Large capitalization value	122	—	—	122
Smaller company growth	31	—	—	31
Total available-for-sale securities	165	1,205	—	1,370

Derivative financial instruments, net	—	267	—	267
Total Assets	$165	$1,472	$—	$1,637

Liabilities
Guarantees	$	$—	$10	$10
Total Liabilities	$—	$—	$10	$10

	December 31, 2009
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$14	$—	$—	$14
Other U.S. and non-U.S. government bonds	—	65	—	65

Corporate bonds
Corporate bonds	—	475	—	475
Asset-backed securities	—	134	—	134

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	—	308	—	308
Residential mortgage-backed securities	—	51	—	51
Commercial mortgage-backed securities	—	162	—	162

Equity securities
Large capitalization value	89	—	—	89
Smaller company growth	24	—	—	24
Total available-for-sale securities	127	1,195	—	1,322

Derivative financial instruments, net	—	236	—	236
Securitized retained interests	—	—	102	102
Total Assets	$127	$1,431	$102	$1,660

Liabilities
Guarantees	$—	$—	$17	$17
Total Liabilities	$—	$—	$17	$17

	December 31, 2008
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities	$140	$992	$—	$1,132
Derivative financial instruments, net	—	625	—	625
Securitized retained interests	—	—	52	52
Total Assets	$140	$1,617	$52	$1,809

Liabilities
Guarantees	$—	$—	$14	$14
Total Liabilities	$—	$—	$14	$14

Roll-forwards of assets and liabilities measured at fair value using Level 3 inputs

(Millions of dollars)	Securitized Retained Interests	Guarantees
Balance at December 31, 2007	$49	$12
Gains or losses included in earnings (realized and unrealized)	(21)	7
Changes in Accumulated other comprehensive income (loss)	(13)	—
Purchases, issuances and settlements	37	(5)
Balance at December 31, 2008	$52	$14
Gains or losses included in earnings (realized and unrealized)	(31)	—
Changes in Accumulated other comprehensive income (loss)	6	—
Purchases, issuances and settlements	75	3
Balance at December 31, 2009	$102	$17
Adjustment to adopt accounting for variable-interest entities	(102)	—
Valuation adjustment	—	(6)
Issuance of guarantees	—	7
Expiration of guarantees	—	(8)
Balance at December 31, 2010	$—	$10

Fair Values of Financial Instruments

	2010		2009		2008
(Millions of dollars)	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Reference
Assets at December 31,
Cash and short-term investments	$3,592	$3,592	$4,867	$4,867	$2,736	$2,736	Statement 2
Restricted cash and short-term investments	91	91	37	37	12	12	Statement 2
Available-for-sale securities	1,370	1,370	1,322	1,322	1,132	1,132	Notes 11 & 18
Finance receivables—net (excluding finance leases(1))	12,568	12,480	13,077	13,234	14,367	13,483	Note 6
Wholesale inventory receivables—net (excluding finance leases(1))	1,062	1,017	660	646	1,232	1,154	Note 6
Foreign currency contracts—net	63	63	192	192	254	254	Notes 3 & 18
Interest rate swaps—net	187	187	34	34	371	371	Note 3
Commodity contracts—net	17	17	10	10	—	—	Note 3
Securitized retained interests	—	—	102	102	52	52	Notes 6

Liabilities at December 31,
Short-term borrowings	4,056	4,056	4,083	4,083	7,209	7,209	Note 13
Long-term debt (including amounts due within one year):
Machinery and Power Systems	5,000	5,968	5,954	6,674	6,192	6,290	Note 14
Financial Products	19,362	20,364	21,594	22,367	22,134	21,259	Note 14
Guarantees	10	10	17	17	14	14	Notes 20

(1)          Total excluded items have a net carrying value at December 31, 2010, 2009 and 2008 of  $7,292 million,  $7,780 million and  $8,951 million, respectively.

Operating leases (Tables)	12 Months Ended
Dec. 31, 2010
Operating leases
Minimum payments for operating leases having initial or remaining non-cancelable terms in excess of one year
    Years ended December 31, (Millions of dollars)
2011	2012	2013	2014	2015	Thereafter	Total
$284	$228	$177	$156	$124	$379	$1,348

Guarantees and Product Warranty (Tables)	12 Months Ended
Dec. 31, 2010
Guarantees and product warranty
Guarantees

(Millions of dollars)	2010	2009	2008
Caterpillar dealer guarantees	$185	$313	$375
Customer guarantees	170	226	136
Limited indemnity	17	20	25
Other guarantees	48	64	43
Total guarantees	$420	$623	$579

Product warranty

(Millions of dollars)	2010	2009	2008
Warranty liability, January 1	$1,049	$1,201	$1,045
Reduction in liability (payments)	(855)	(1,032)	(1,074)
Increase in liability (new warranties)	841	880	1,230
Warranty liability, December 31	$1,035	$1,049	$1,201

Segment information (Tables)	12 Months Ended
Dec. 31, 2010
Segment information
Reportable Segments

	External sales and revenues	Inter- segment sales & revenues	Total sales and revenues	Depreciation and amortization	Segment profit (loss)	Segment assets at December 31	Capital expenditures
2010
Construction Industries	$13,572	$674	$14,246	$515	$783	$6,927	$576
Resource Industries	8,667	894	9,561	281	1,789	3,892	339
Power Systems	15,537	1,684	17,221	502	2,288	8,321	567
Machinery and Power Systems	$37,776	$3,252	$41,028	$1,298	$4,860	$19,140	$1,482
Financial Products Segment	2,946	—	2,946	715	429	30,346	960
Total	$40,722	$3,252	$43,974	$2,013	$5,289	$49,486	$2,442

2009
Construction Industries	$8,507	$516	$9,023	$555	$(768)	$6,600	$403
Resource Industries	5,857	414	6,271	313	288	3,773	243
Power Systems	13,389	855	14,244	439	1,660	6,665	531
Machinery and Power Systems	$27,753	$1,785	$29,538	$1,307	$1,180	$17,038	$1,177
Financial Products Segment	3,139	—	3,139	742	399	32,230	976
Total	$30,892	$1,785	$32,677	$2,049	$1,579	$49,268	$2,153

2008
Construction Industries	$16,763	$838	$17,601	$305	$1,246	$6,979	$762
Resource Industries	10,254	696	10,950	284	1,258	4,100	468
Power Systems	18,628	1,553	20,181	409	2,522	7,045	839
Machinery and Power Systems	$45,645	$3,087	$48,732	$998	$5,026	$18,124	$2,069
Financial Products Segment	3,561	—	3,561	755	548	34,578	1,608
Total	$49,206	$3,087	$52,293	$1,753	$5,574	$52,702	$3,677

Reconciliation of Sales and Revenues:

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments		Consolidated Total
2010
Total external sales and revenues from reportable segments	$37,776	$2,946	$—		$40,722
All other operating segments	2,156	—	—		2,156
Other	(65)	40	(265	)(1)	(290)
Total sales and revenues	$39,867	$2,986	$(265)		$42,588

2009
Total external sales and revenues from reportable segments	$27,753	$3,139	$—		$30,892
All other operating segments	1,791	—	—		1,791
Other	(4)	29	(312	)(1)	(287)
Total sales and revenues	$29,540	$3,168	$(312)		$32,396

2008
Total external sales and revenues from reportable segments	$45,645	$3,561	$—		$49,206
All other operating segments	2,459	—	—		2,459
Other	(60)	27	(308	)(1)	(341)
Total sales and revenues	$48,044	$3,588	$(308)		$51,324

(1)          Elimination of Financial Products revenues from Machinery and Power Systems.

Reconciliation of Profit Before Taxes:

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidated Total
2010
Total profit from reportable segments	$4,860	$429	$5,289
All other operating segments	720	—	720
Cost centers	(11)	—	(11)
Corporate costs	(954)	—	(954)
Timing	(64)	—	(64)
Redundancy charges	(33)	—	(33)
Methodology differences:
Inventory/cost of sales	(134)	—	(134)
Postretirement benefit expense	(640)	—	(640)
Financing costs	(314)	—	(314)
Equity in profit of unconsolidated affiliated companies	24	—	24
Currency	(4)	—	(4)
Other income/expense methodology differences	(131)		(131)
Other methodology differences	(16)	18	2
Total profit before taxes	$3,303	$447	$3,750

2009
Total profit from reportable segments	$1,180	$399	$1,579
All other operating segments	625	—	625
Cost centers	(50)	—	(50)
Corporate costs	(654)	—	(654)
Timing	203	—	203
Redundancy charges	(654)	(10)	(664)
Methodology differences:
Inventory/cost of sales	102	—	102
Postretirement benefit expense	(346)	—	(346)
Financing costs	(348)	—	(348)
Equity in profit of unconsolidated affiliated companies	12	—	12
Currency	255	—	255
Other income/expense methodology differences	(157)	—	(157)
Other methodology differences	6	6	12
Total profit before taxes	$174	$395	$569

2008
Total profit from reportable segments	$5,026	$548	$5,574
All other operating segments	715	—	715
Cost centers	(45)	—	(45)
Corporate costs	(1,016)	—	(1,016)
Timing	(194)	—	(194)
Redundancy charges	(30)	—	(30)
Methodology differences:
Inventory/cost of sales	(19)	—	(19)
Postretirement benefit expense	(35)	—	(35)
Financing costs	(227)	—	(227)
Equity in profit of unconsolidated affiliated companies	(38)	1	(37)
Currency	(50)	—	(50)
Other income/expense methodology differences	(135)	—	(135)
Other methodology differences	(5)	5	—
Total profit before taxes	$3,947	$554	$4,501

Reconciliation of Redundancy costs:

(Millions of dollars)	Segment profit (loss)	Redundancy costs	Segment profit (loss) with redundancy costs
2009
Construction Industries	$(768)	$(256)	$(1,024)
Resource Industries	288	(183)	105
Power Systems	1,660	(139)	1,521
Financial Products Segment	399	(10)	389
All other operating segments	625	(76)	549
Consolidated Total	$2,204	$(664)	$1,540

Reconciliation of Assets:

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2010
Total assets from reportable segments	$19,140	$30,346	$—	$49,486
All other operating segments	2,472	—	—	2,472
Items not included in segment assets:
Cash and short-term investments	1,825	—	—	1,825
Intercompany receivables	618	—	(618)	—
Investment in Financial Products	4,275	—	(4,275)	—
Deferred income taxes	3,745	—	(519)	3,226
Goodwill, intangible assets and other assets	1,511	—	—	1,511
Operating lease methodology difference	(567)	—	—	(567)
Liabilities included in segment assets	8,758	—	—	8,758
Inventory methodology differences	(2,913)	—	—	(2,913)
Other	627	(233)	(172)	222
Total assets	$39,491	$30,113	$(5,584)	$64,020

2009
Total assets from reportable segments	$17,038	$32,230	$—	$49,268
All other operating segments	2,373	—	—	2,373
Items not included in segment assets:
Cash and short-term investments	2,239	—	—	2,239
Intercompany receivables	106	—	(106)	—
Investment in Financial Products	4,514	—	(4,514)	—
Deferred income taxes	4,177	—	(434)	3,743
Goodwill, intangible assets and other assets	1,329	—	—	1,329
Operating lease methodology difference	(578)	—	—	(578)
Liabilities included in segment assets	5,053	—	—	5,053
Inventory methodology differences	(2,780)	—	—	(2,780)
Other	725	(255)	(1,079)	(609)
Total assets	$34,196	$31,975	$(6,133)	$60,038

2008
Total assets from reportable segments	$18,124	$34,578	$—	$52,702
All other operating segments	3,400	—	—	3,400
Items not included in segment assets:
Cash and short-term investments	1,517	—	—	1,517
Intercompany receivables	540	—	(540)	—
Investment in Financial Products	3,788	—	(3,788)	—
Deferred income taxes	4,739	—	(449)	4,290
Goodwill, intangible assets and other assets	1,263	—	—	1,263
Operating lease methodology difference	(425)	—	—	(425)
Liabilities included in segment assets	7,212	—	—	7,212
Inventory methodology differences	(2,750)	—	—	(2,750)
Other	871	(197)	(101)	573
Total assets	$38,279	$34,381	$(4,878)	$67,782

Reconciliation of Depreciation and amortization:

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2010
Total depreciation and amortization from reportable segments	$1,298	$715	$—	$2,013
Items not included in segment depreciation and amortization:
All other operating segments	194	—	—	194
Cost centers	97	—	—	97
Other	(16)	8	—	(8)
Total depreciation and amortization	$1,573	$723	$—	$2,296

2009
Total depreciation and amortization from reportable segments	$1,307	$742	$—	$2,049
Items not included in segment depreciation and amortization:
All other operating segments	177	—	—	177
Cost centers	128	—	—	128
Other	(18)	—	—	(18)
Total depreciation and amortization	$1,594	$742	$—	$2,336

2008
Total depreciation and amortization from reportable segments	$998	$755	$—	$1,753
Items not included in segment depreciation and amortization:
All other operating segments	159	—	—	159
Cost centers	133	—	—	133
Other	(65)	—	—	(65)
Total depreciation and amortization	$1,225	$755	$—	$1,980

Reconciliation of Capital expenditures:

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2010
Total capital expenditures from reportable segments	$1,482	$960	$—	$2,442
Items not included in segment capital expenditures:
All other operating segments	285	—	—	285
Cost centers	105	—	—	105
Timing	(180)	—	—	(180)
Other	(29)	32	(69)	(66)
Total capital expenditures	$1,663	$992	$(69)	$2,586

2009
Total capital expenditures from reportable segments	$1,177	$976	$—	$2,153
Items not included in segment capital expenditures:
All other operating segments	87	—	—	87
Cost centers	65	—	—	65
Timing	156	—	—	156
Other	15	—	(4)	11
Total capital expenditures	$1,500	$976	$(4)	$2,472

2008
Total capital expenditures from reportable segments	$2,069	$1,608	$—	$3,677
Items not included in segment capital expenditures:
All other operating segments	199	—	—	199
Cost centers	193	—	—	193
Timing	(125)	—	—	(125)
Other	(40)	4	(22)	(58)
Total capital expenditures	$2,296	$1,612	$(22)	$3,886

Information about Geographic Areas:

				Net property, plant and equipment
	External Sales & Revenues(1)			December 31,
(Millions of dollars)	2010	2009	2008	2010		2009		2008
Inside United States	$13,674	$10,560	$17,291	$6,427		$6,260		$6,473
Outside United States	28,914	21,836	34,033	6,112	(2)	6,126	(2)	6,051	(2)
Total	$42,588	$32,396	$51,324	$12,539		$12,386		$12,524

(1) Sales of machinery and power systems are based on dealer or customer location. Revenues from services provided are based on where service is rendered.

(2) Amount includes  $1,266 million,  $1,432 million and  $1,533 million of net property, plant and equipment located in Japan as of December 31, 2010, 2009 and 2008, respectively. Additionally, amount includes  $893 million,  $943 million and  $882 million of net property, plant and equipment located in Canada as of December 31, 2010, 2009 and 2008, respectively.  Also, amount includes  $745 million,  $731 million and  $725 million of net property, plant and equipment located in the United Kingdom as of December 31, 2010, 2009 and 2008, respectively.

Employee separation charges (Tables)	12 Months Ended
Dec. 31, 2010
Employee separation charges
Summarizes the separation charges, by geographic region

	Machinery and Power Systems
(Millions of dollars)	North America	Latin America	EAME	Asia Pacific	Financial Products(1)	Total
Increase in liability (separation charges)	$4	$9	$17	$—	$—	$30
Reduction in liability (payments and other adjustments)	—	(7)	(12)	—	—	(19)
Liability balance at December 31, 2008	$4	$2	$5	$—	$—	$11

Increase in liability (separation charges)	$323	$15	$102	$31	$10	$481
Reduction in liability (payments and other adjustments)	(313)	(17)	(78)	(25)	(10)	(443)
Liability balance at December 31, 2009	$14	$—	$29	$6	$—	$49

Increase in liability (separation charges)	$17	$—	$8	$7	$1	$33
Reduction in liability (payments and other adjustments)	(26)	—	(23)	(11)	—	(60)
Liability balance at December 31, 2010	$5	$—	$14	$2	$1	$22

(1) Includes  $8 million for North America and  $2 million for EAME in 2009 and  $1 million for EAME in 2010.

Summarizes the number of employees that accepted or were subject to the programs:

	2009	2008
Impacted employees at beginning of period	1,505	—
Impacted employees during the period	15,868	3,085
Employee separations during the period	(16,970)	(1,580)
Impacted employees remaining at the end of period	403	1,505

Selected quarterly financial results (unaudited) (Tables)	12 Months Ended
Dec. 31, 2010
Selected quarterly financial results (unaudited)
Selected quarterly financial results

	2010 Quarter
(Dollars in millions except per share data)	1st	2nd	3rd	4th
Sales and revenues	$8,238	$10,409	$11,134	$12,807
Less: Revenues	(687)	(686)	(682)	(666)
Sales	7,551	9,723	10,452	12,141
Cost of goods sold	5,894	7,372	7,752	9,349
Gross margin	1,657	2,351	2,700	2,792
Profit (loss) (1)	$233	$707	$792	$968
Profit (loss) per common share	$0.37	$1.12	$1.25	$1.52
Profit (loss) per common share—diluted (2)	$0.36	$1.09	$1.22	$1.47

	2009 Quarter
	1st	2nd	3rd	4th
Sales and revenues	$9,225	$7,975	$7,298	$7,898
Less: Revenues	(715)	(721)	(715)	(705)
Sales	8,510	7,254	6,583	7,193
Cost of goods sold	7,027	5,752	5,255	5,852
Gross margin	1,483	1,502	1,328	1,341
Profit (loss) (1)	$(112)	$371	$404	$232
Profit (loss) per common share	$(0.19)	$0.61	$0.65	$0.37
Profit (loss) per common share—diluted (2),(3)	$(0.19)	$0.60	$0.64	$0.36

(1) Profit (loss) attributable to common stockholders.

(2) Diluted by assumed exercise of stock-based compensation awards using the treasury stock method.

(3) In the first quarter 2009, the assumed exercise of stock-based compensation awards was not considered because the impact would be anti-dilutive.

Operations and summary of significant accounting policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operations and summary of significant accounting policies
Ownership percentage of investments in companies accounted for under the equity method, low end of range (as a percent)	20.00%
Ownership percentage of investments in companies accounted for under the equity method, high end of range (as a percent)	50.00%
Ownership percentage of investments in companies below which the entity must exercise significant influence in order to be accounted for under the equity method (as a percent)	20.00%
Security deposit related to a deposit obligation			$ 232
Standard invoice terms, maximum extension period (in years)	1
Standard invoice terms, amount of extension allowed to receivables	221	312	544
Percentage of consolidated sales representing extension to standard invoice terms not more than one year (as a percent)	1.00%	1.00%	1.00%
Percentage of value of inventories on the LIFO basis to total inventories (as a percent)	70.00%	70.00%	70.00%
Incremental value of inventory if FIFO method had been in use	2,575	3,022	3,216
Depreciation on equipment leased to others	690	713	724
Consolidated depreciation expense	$ 2,202	$ 2,254	$ 1,907
Maximum amortizable period of purchased intangibles	20

Operations and summary of significant accounting policies (Details 2) (USD $) In Millions	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2010	Jun. 30, 2010	Sep. 30, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010	Dec. 31, 2007 Adoption of Postretirement Benefit Year End Measurement Date Provision	Dec. 31, 2007 Adoption of Postretirement Benefit Year End Measurement Date Provision Prior to adoption	Dec. 31, 2007 Adoption of Postretirement Benefit Year End Measurement Date Provision Adjustment
Effect of adoption
Noncurrent deferred and refundable income taxes				$ 2,714	$ 3,311	$ 2,493	$ 1,561	$ 1,553	$ 8
Liability for postemployment benefits, long term				7,420	9,975	7,584	5,083	5,059	24
Accumulated other comprehensive income (loss)				(3,764)	(5,579)	(4,051)	(1,791)	(1,808)	17
Profit employed in the business				60,038	67,782	64,020	17,365	17,398	(33)
Restricted assets of consolidated QSPE				324
Restricted liability of consolidated QSPE				327
Basis of Presentation, Nature of Operations and Accumulated Other Comprehensive Income (Loss)
Foreign currency translation				603	261	551
Pension and other postretirement benefits				(4,439)	(5,849)	(4,695)
Derivative financial instruments				60	95	45
Retained interests				(3)	(7)
Available-for-sale securities				15	(79)	48
Total accumulated other comprehensive income (loss)				(3,764)	(5,579)	(4,051)	(1,791)	(1,808)	17
Increase (decrease) in cash provided by operating activities from amounts previously reported	165	168	115	156	(125)
Increase (decrease) in cash provided by investing activities from amounts previously reported	$ (165)	$ (168)	$ (115)	$ (156)	$ 125

Stock-based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assumptions used in determining the fair value of the stock-based awards
Weighted-average dividend yield (as a percent)	2.30%	3.10%	1.90%
Weighted-average volatility (as a percent)	36.40%	36.00%	27.10%
Volatilities, low end of range ((as a percent)	35.20%	35.80%	27.10%
Volatilities, high end of range (as a percent)	51.80%	61.00%	29.00%
Risk-free interest rates, low end of range (as a percent)	0.32%	0.17%	1.60%
Risk-free interest rates, high end of range (as a percent)	3.61%	2.99%	3.64%
Weighted-average expected lives (in years)	7	8	8
Unrecognized compensation cost related to nonvested stock-based compensation awards (in dollars)	$ 134
Term of amortization of unrecognized compensation cost over weighted-average remaining requisite service periods (in years)	1.9
Common shares issued from treasury stock for stock-based compensation (in shares)	12,612,514	3,571,268	4,807,533
Vesting period of 2009, 2008 and 2007 awards, after the date of grant (in years)	3Y
Term life of SARs and option awards (in years)	10
Criteria for "Long Service Separation"	Upon separation from service, if the participant is 55 years of age or older with more than ten years of service, the participant meets the criteria for a "Long Service Separation." If the "Long Service Separation" criteria are met, the vested options/SARs will have a life that is the lesser of 10 years from the original grant date or five years from the separation date. Our stock-based compensation plans allow for the immediate vesting upon separation for employees who meet the criteria for a "Long Service Separation" and who have fulfilled the requisite service period of six months.
Stock options/SARs activity
Outstanding at beginning of year (in shares)	63,082,787	60,398,074	60,855,854
Granted to officers and key employees (in shares)	7,556,481	6,823,227	4,886,601
Exercised (in shares)	(12,568,232)	(3,906,785)	(5,006,435)
Forfeited / expired (in shares)	(188,038)	(231,729)	(337,946)
Outstanding at end of year (in shares)	57,882,998	63,082,787	60,398,074
Number of stock awards exercisable at end of the period (in shares)	41,658,033	48,256,847	43,083,319
Restricted stock units activity
Outstanding at beginning of year (in shares)	4,531,545	2,673,474	1,253,326
Granted to officers and key employees (in shares)	1,711,771	2,185,674	1,490,645
Granted to outside directors (in shares)			20,878
Vested (in shares)	(1,538,047)	(286,413)	(61,158)
Forfeited (in shares)	(55,028)	(41,190)	(30,217)
Outstanding at end of year (in shares)	4,650,241	4,531,545	2,673,474
Weighted- Average Exercise Price for stock options and stock appreciation rights
Outstanding at beginning of year (in dollars per share)	$ 44.24	$ 45.68	$ 42.18
Granted to officers and key employees (in dollars per share)	$ 57.85	$ 22.17	$ 73.2
Exercised (in dollars per share)	$ 32.83	$ 28.13	$ 30.04
Forfeited / expired (in dollars per share)	$ 43.64	$ 38.05	$ 46.45
Outstanding at end of year (in dollars per share)	$ 48.5	$ 44.24	$ 45.68
Exercisable at year-end (in dollars per share)	$ 48.23	$ 43.14	$ 35.81
SARs Granted to officers and key employees (in shares)	7,125,210	6,260,647	4,476,095

Stock-Based Compensation (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Stock options and Stock appreciation rights outstanding
Weighted Average Exercise Price (in dollars per share)	$ 48.5	$ 44.24	$ 45.68	$ 42.18
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	41,658,033	48,256,847	43,083,319
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 48.23	$ 43.14	$ 35.81
Awards granted under Stock appreciation rights only
Awards granted during the period (in shares)	7,125,210	6,260,647	4,476,095
Additional Stock-based Award Information under Stock Option and Stock Appreciation Rights
Weighted-average fair value per share of stock awards granted (in dollars per share)	$ 22.31	$ 7.1	$ 22.32
Intrinsic value of stock awards exercised	$ 518	$ 77	$ 232
Fair value of stock awards vested	119	213	18
Cash received from stock awards exercised	325	89	130
Additional Stock-based Award Information under Restricted Stock Units Activity
Weighted average fair value per share of stock awards granted	$ 53.35	$ 20.22	$ 69.17
Fair value of stock awards vested	99	10	4
Weighted average remaining contractual life (in years)	1.2
Stock-based compensation expense, before tax	226	132	194
Income tax benefit corresponding to stock-based compensation expense	73	42	62
Stock-based compensation expense, before tax which are related to separations due to the streamlining of corporate structure	19
Cash tax benefits realized from stock awards exercised	188	26	60
Tax benefit recordable in APIC on reduction of future income taxes payable	30
Exercise Price Range 22.17 To 25.36
Stock options and Stock appreciation rights outstanding
Exercise Price, low end of range (in dollars per share)	$ 22.17
Exercise Price, high end of range (in dollars per share)	$ 25.36
Exercise Price Range 22.17 To 25.36 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	8,716,831
Weighted Average Remaining Contractual Life outstanding (in Years)	6.49
Weighted Average Exercise Price (in dollars per share)	$ 22.96
Aggregate Intrinsic Value outstanding	616
Exercise Price Range 22.17 To 25.36 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	3,189,844
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	3.58
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 24.32
Aggregate Intrinsic Value of Stock awards exercisable	221
Exercise Price Range 26.03 To 29.43
Stock options and Stock appreciation rights outstanding
Exercise Price, low end of range (in dollars per share)	$ 26.03
Exercise Price, high end of range (in dollars per share)	$ 29.43
Exercise Price Range 26.03 To 29.43 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	5,614,162
Weighted Average Remaining Contractual Life outstanding (in Years)	2.23
Weighted Average Exercise Price (in dollars per share)	$ 27.11
Aggregate Intrinsic Value outstanding	373
Exercise Price Range 26.03 To 29.43 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	5,614,162
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	2.23
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 27.11
Aggregate Intrinsic Value of Stock awards exercisable	373
Exercise Price Range 38.63 To 40.64
Stock options and Stock appreciation rights outstanding
Exercise Price, low end of range (in dollars per share)	$ 38.63
Exercise Price, high end of range (in dollars per share)	$ 40.64
Exercise Price Range 38.63 To 40.64 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	9,355,978
Weighted Average Remaining Contractual Life outstanding (in Years)	3.44
Weighted Average Exercise Price (in dollars per share)	$ 38.65
Aggregate Intrinsic Value outstanding	514
Exercise Price Range 38.63 To 40.64 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	9,355,978
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	3.44
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 38.65
Aggregate Intrinsic Value of Stock awards exercisable	514
Exercise Price Range 44.90 To 57.85
Stock options and Stock appreciation rights outstanding
Exercise Price, low end of range (in dollars per share)	$ 44.9
Exercise Price, high end of range (in dollars per share)	$ 57.85
Exercise Price Range 44.90 To 57.85 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	16,257,410
Weighted Average Remaining Contractual Life outstanding (in Years)	6.47
Weighted Average Exercise Price (in dollars per share)	$ 51.28
Aggregate Intrinsic Value outstanding	688
Exercise Price Range 44.90 To 57.85 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	9,244,580
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	4.42
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 46.3
Aggregate Intrinsic Value of Stock awards exercisable	437
Exercise Price Range 63.04 To 73.20
Stock options and Stock appreciation rights outstanding
Exercise Price, low end of range (in dollars per share)	$ 63.04
Exercise Price, high end of range (in dollars per share)	$ 73.2
Exercise Price Range 63.04 To 73.20 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	17,938,617
Weighted Average Remaining Contractual Life outstanding (in Years)	5.92
Weighted Average Exercise Price (in dollars per share)	$ 70.22
Aggregate Intrinsic Value outstanding	420
Exercise Price Range 63.04 To 73.20 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	14,253,469
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	5.6
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 69.45
Aggregate Intrinsic Value of Stock awards exercisable	344
Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	57,882,998
Weighted Average Exercise Price (in dollars per share)	$ 48.5
Aggregate Intrinsic Value outstanding	2,611
Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	41,658,033
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 48.23
Aggregate Intrinsic Value of Stock awards exercisable	$ 1,889

Derivative Financial Instruments and Risk Management (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Derivative financial instruments and risk management
Management of foreign currency cash flow, maximum period (in years)	5
Deferred net gains, foreign currency exchange rate risk, to be reclassified from equity to current earnings over the next twelve months	$ 40
Deferred net gains (losses), interest rate risk, to be reclassified from equity to current earnings over the next twelve months	$ (12)
Commodity forward and option contracts, maximum period (in years)	5

Derivative Financial Instruments and Risk Management (Details 2) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Derivatives Fair Value
Designated derivatives, Asset (Liability) Fair Value	$ 244	$ 172
Undesignated derivatives, Asset (Liability) Fair Value	23	64
Receivables - trade and other | Machinery and Power Systems
Derivatives Fair Value
Designated derivatives, foreign exchange contracts, Asset Fair Value	65	27
Designated derivatives, interest rate contracts, Asset Fair Value	1	1
Undesignated derivatives, foreign exchange contracts, Asset Fair Value	120
Undesignated derivatives, commodity contracts, Asset Fair Value	17	10
Receivables - trade and other | Financial Products
Derivatives Fair Value
Designated derivatives, interest rate contracts, Asset Fair Value	14	18
Undesignated derivatives, foreign exchange contracts, Asset Fair Value	6	20
Undesignated derivatives, interest rate contracts, Asset Fair Value		1
Long-term receivables - trade and other | Machinery and Power Systems
Derivatives Fair Value
Designated derivatives, foreign exchange contracts, Asset Fair Value	52	125
Undesignated derivatives, foreign exchange contracts, Asset Fair Value		66
Long-term receivables - trade and other | Financial Products
Derivatives Fair Value
Designated derivatives, interest rate contracts, Asset Fair Value	197	127
Undesignated derivatives, interest rate contracts, Asset Fair Value		1
Accrued expenses | Machinery and Power Systems
Derivatives Fair Value
Designated derivatives, foreign exchange contracts, Liability Fair Value	(66)	(22)
Designated derivatives, interest rate contracts, Liability Fair Value		(1)
Undesignated derivatives, foreign exchange contracts, Liability Fair Value	(46)
Undesignated derivatives, interest rate contracts, Liability Fair Value	(6)	(7)
Accrued expenses | Financial Products
Derivatives Fair Value
Designated derivatives, interest rate contracts, Liability Fair Value	(18)	(100)
Undesignated derivatives, foreign exchange contracts, Liability Fair Value	(9)	(18)
Undesignated derivatives, interest rate contracts, Liability Fair Value	(1)	(6)
Other liabilities | Machinery and Power Systems
Derivatives Fair Value
Designated derivatives, foreign exchange contracts, Liability Fair Value	(1)	(3)
Undesignated derivatives, foreign exchange contracts, Liability Fair Value	$ (58)	$ (3)

Derivative Financial Instruments and Risk Management (Details 3) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives	$ 107	$ (204)
Gains (Losses) on Borrowings	(98)	219
Recognized in AOCI (Effective Portion)	(79)	35
Reclassified from AOCI (Effective Portion)	(53)	90
Recognized in Earnings (Ineffective Portion)	1	11
Gains or (Losses) on derivatives not designated as hedging instruments	(20)	(89)
Machinery and Power Systems | Other Income (Expense) Member
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives		1
Gains (Losses) on Borrowings		(1)
Foreign exchange contracts, Reclassified from AOCI (Effective Portion)	(1)	176
Foreign exchange contracts, Recognized in Earnings (Ineffective Portion)	2	2
Interest rate contracts, Reclassified from AOCI (Effective Portion)	(3)	(3)
Foreign exchange contracts, Gains or (Losses) on derivatives not designated as hedging instruments	(45)	35
Interest rate contracts, Gains or (Losses) on derivatives not designated as hedging instruments	(8)	(3)
Commodity contracts, Gains or (Losses) on derivatives not designated as hedging instruments	15	10
Financial Products | Other Income (Expense) Member
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives	107	(205)
Gains (Losses) on Borrowings	(98)	220
Foreign exchange contracts, Gains or (Losses) on derivatives not designated as hedging instruments	16	(134)
Interest rate contracts, Gains or (Losses) on derivatives not designated as hedging instruments	2	3
Financial Products | Interest expense of Financial Products
Derivative Instruments Gain (Loss)
Interest rate contracts, Reclassified from AOCI (Effective Portion)	(49)	(83)
Interest rate contracts, Recognized in Earnings (Ineffective Portion)	(1)	9
Machinery and Power Systems
Derivative Instruments Gain (Loss)
Foreign exchange contracts, Recognized in AOCI (Effective Portion)	(72)	102
Interest rate contracts, Recognized in AOCI (Effective Portion)		(30)
Financial Products
Derivative Instruments Gain (Loss)
Interest rate contracts, Recognized in AOCI (Effective Portion)	$ (7)	$ (37)

Derivative Financial Instruments and Risk Management (Details 4) (USD $) Share data in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2008	Feb. 28, 2007	Dec. 31, 2008	Dec. 31, 2007
Derivative financial instruments and risk management
Stock repurchase program, funds authorized (in billions of dollars)		$ 7,500,000,000
Capped call transactions entered into, aggregate number of shares (in shares)				6
Total bank premiums paid over the life of the program	94,000,000		94,000,000
Total calls established over the life of the program	6		6
Payment to bank for establishment of the calls			38,000,000
Capped call transactions entered into, number of shares (in shares)			2.5
Cash used to repurchase shares			268,000,000
Shares repurchased pursuant to calls (in shares)			5
Premiums previously paid associated with the exercised calls			78,000,000
Share repurchase plan calls matured but not exercised (in shares)	1
Premiums previously paid associated with the unexercised calls	$ 16,000,000

Other income (expense) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other income (expense)
Investment and interest income	$ 86	$ 98	$ 101
Foreign exchange gains (losses)	(55)	184	100
License fee income	54	49	73
Gains (losses) on sale of securities and affiliated companies	9	(2)	55
Impairment of available-for-sale securities	(3)	(12)	(37)
Miscellaneous income (loss)	39	64	35
Other income (expense)	$ 130	$ 381	$ 327

Income taxes (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Components of profit (loss) before taxes
U.S	$ 778	$ (648)	$ 2,146
Non-U.S	2,972	1,217	2,355
Consolidated profit before taxes	3,750	569	4,501
Current tax provision (benefit):
U.S.	247	(443)	673
Non-U.S.	645	350	446
State (U.S.)	44	(13)	41
Current tax provision (benefit)	936	(106)	1,160
Deferred tax provision (benefit):
U.S.	103	1	(335)
Non-U.S.	(75)	(149)	99
State (U.S.)	4	(16)	29
Deferred tax provision (benefit)	32	(164)	(207)
Provision (benefit) for income taxes	968	(270)	953
Proceeds from net income tax and related interest refunds		136
Income taxes paid	$ 264		$ 1,318

Income taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of the U.S. federal statutory rate to effective rate:
Taxes at U.S. statutory rate	$ 1,313,000,000	$ 199,000,000	$ 1,575,000,000
U. S. statutory tax rate (as a percent)	35.00%	35.00%	35.00%
(Decreases) increases in taxes resulting from:
Non-U.S. subsidiaries taxed at other than 35%	(339,000,000)	(261,000,000)	(124,000,000)
Non-U.S. subsidiaries taxed at other than 35% (as a percent)	(9.00%)	(46.00%)	(2.80%)
State and local taxes, net of federal	27,000,000	(19,000,000)	46,000,000
State and local taxes, net of federal (as a percent)	0.70%	(3.30%)	1.00%
Interest and penalties, net of tax	16,000,000	20,000,000	11,000,000
Interest and penalties, net of tax (as a percent)	0.40%	3.50%	0.20%
U.S. tax credits	(57,000,000)	(47,000,000)	(40,000,000)
U.S. tax credits (as a percent)	(1.50%)	(8.20%)	(0.80%)
Other-net	(22,000,000)	(29,000,000)	(59,000,000)
Other-net (as a percent)	(0.60%)	(5.10%)	(1.30%)
Total of taxes at statutory rate plus increases and decreases	938,000,000	(137,000,000)	1,409,000,000
Total of tax rates at statutory rate plus increases and decreases in the rate (as a percent)	25.00%	(24.10%)	31.30%
Tax law change related to Medicare subsidies	90,000,000
Tax law change related to Medicare subsidies (as a percent)	2.40%
Prior year tax and interest adjustments	(34,000,000)	(133,000,000)
Prior year tax and interest adjustments (as a percent)	(0.90%)	(23.40%)
Release of valuation allowances	(26,000,000)
Release of valuation allowances (as a percent)	(0.70%)
Non-U.S. earnings reinvestment changes			(456,000,000)
Non-U.S. earnings reinvestment changes (as a percent)			(10.10%)
Provision (benefit) for income taxes	968,000,000	(270,000,000)	953,000,000
Provision (benefit) for income taxes (as a percent)	25.80%	(47.50%)	21.20%
Income Tax Reconciliation, Tax Settlements
Tax benefit, repatriation of non-U.S. earnings due to available foreign tax credits in excess of the U.S. tax liability on the dividend			409,000,000
Benefit due to change in tax status of a non-U.S. subsidiary			47,000,000
Undistributed profits of non-U.S. subsidiaries considered indefinitely reinvested	11,000,000,000
True-up of Estimate Benefits
Income Tax Reconciliation, Tax Settlements
Income tax settlement, benefit, settlement of tax years 1995 to 1999		46,000,000
Remeasure Previous Unrecognized Tax Benefits Related to Foreign Sales Corporation Commissions
Income Tax Reconciliation, Tax Settlements
Income tax settlement, benefit, settlement of tax years 1995 to 1999		14,000,000
Adjust Related Estimated Interest, Net of Tax
Income Tax Reconciliation, Tax Settlements
Income tax settlement, benefit, settlement of tax years 1995 to 1999		$ 25,000,000

Income taxes (Details 3) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Deferred tax assets
Deferred taxes reported on line Deferred and refundable income taxes in the Statement of Financial Position	$ 824	$ 802	$ 785
Deferred taxes reported on line Noncurrent deferred and refundable income taxes in the Statement of Financial Position	2,493	2,704	3,298
Total deferred tax assets reported as Total assets in the Statement of Financial Position	3,317	3,506	4,083
Deferred tax liabilities
Deferred taxes reported on line Other current liabilities in the Statement of Financial Position	7	11	9
Deferred taxes reported on line Other liabilities in the Statement of Financial Position	141	138	130
Deferred income taxes-net	$ 3,169	$ 3,357	$ 3,944

Income taxes (Details 4) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Deferred income tax assets:
Pension	$ 1,065	$ 1,207	$ 1,888
Postemployment benefits other than pensions	1,501	1,362	1,530
Tax carryforwards	1,117	1,185	712
Warranty reserves	253	243	312
Unrealized profit excluded from inventories	269	229	275
Stock based compensation	215	182	148
Post sale discounts	142	112	140
Allowance for credit losses	111	102	134
Deferred compensation	106	95	78
Other-net	394	396	427
Deferred income tax assets, Total	5,173	5,113	5,644
Deferred income tax liabilities:
Capital and intangible assets	(1,423)	(1,185)	(1,233)
Translation	(169)	(96)	(133)
Deferred income tax liabilities, Total	(1,592)	(1,281)	(1,366)
Valuation allowance for deferred tax assets	(412)	(475)	(334)
Deferred income taxes-net	$ 3,169	$ 3,357	$ 3,944

Income taxes (Details 5) (USD $) In Millions	Dec. 31, 2010
U.S. state taxing jurisdictions
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	$ 718
Tax credit carryforwards	519
Valuation allowance on operating loss and Tax credit carryforwards	118
U.S. state taxing jurisdictions | 2016
Operating loss and Tax credit carryforwards
Tax credit carryforwards	26
U.S. state taxing jurisdictions | 2017
Operating loss and Tax credit carryforwards
Tax credit carryforwards
U.S. state taxing jurisdictions | 2018
Operating loss and Tax credit carryforwards
Tax credit carryforwards
U.S. state taxing jurisdictions | 2019
Operating loss and Tax credit carryforwards
Tax credit carryforwards	354
U.S. state taxing jurisdictions | 2020
Operating loss and Tax credit carryforwards
Tax credit carryforwards	130
U.S. state taxing jurisdictions | Unlimited
Operating loss and Tax credit carryforwards
Tax credit carryforwards	9
U.S. state taxing jurisdictions | Over the next ten years
Operating loss and Tax credit carryforwards
Tax credit carryforwards	100
Non-U.S. taxing jurisdictions
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	1,384
Valuation allowance on operating loss and Tax credit carryforwards	294
Non-U.S. taxing jurisdictions | 2011
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	1
Non-U.S. taxing jurisdictions | 2012
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	4
Non-U.S. taxing jurisdictions | 2013
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	10
Non-U.S. taxing jurisdictions | 2014
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	34
Non-U.S. taxing jurisdictions | 2015-2030
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	430
Non-U.S. taxing jurisdictions | Unlimited
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	$ 905

Income taxes (Details 6) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Unrecognized tax benefits, beginning	$ 761	$ 803	$ 703
Additions for tax positions related to current year	21	37	126
Additions for tax positions related to prior years	59	43	38
Reductions for tax positions related to prior years	(49)	(45)	(48)
Reductions for settlements		(61)	(4)
Reductions for expiration of statute of limitations	(3)	(16)	(12)
Unrecognized tax benefits, ending	789	761	803
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	667	593	646
Interest and penalties, recognized	27	(13)	18
Interest and penalties, accrued	$ 201	$ 170	$ 116

Cat Financial Financing Activities (Details) (Cat Financial, USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Wholesale inventory receivable
Total wholesale inventory receivables	$ 1,361	$ 937	$ 1,555
2011	1,042
2012	141
2013	78
2014	20
2015	5
Thereafter	4
Total Amounts Due	1,290
Guaranteed residual value	111
Unguaranteed residual value	1
Less: Unearned income	(41)
Total wholesale inventory receivables	1,361	937	1,555
Wholesale Installment Contracts
Wholesale inventory receivable
Total wholesale inventory receivables	125
2011	103
2012	16
2013	11
2014	1
Total Amounts Due	131
Less: Unearned income	(6)
Total wholesale inventory receivables	125
Wholesale Finance Leases
Wholesale inventory receivable
Total wholesale inventory receivables	299
2011	115
2012	48
2013	27
2014	15
2015	5
Thereafter	4
Total Amounts Due	214
Guaranteed residual value	111
Unguaranteed residual value	1
Less: Unearned income	(27)
Total wholesale inventory receivables	299
Wholesale Notes
Wholesale inventory receivable
Total wholesale inventory receivables	937
2011	824
2012	77
2013	40
2014	4
Total Amounts Due	945
Less: Unearned income	(8)
Total wholesale inventory receivables	$ 937

Cat Financial Financing Activities (Details 2) (USD $) In Millions	Dec. 31, 2010
Contractual maturities of outstanding finance receivables
2011	$ 8,728
2012	4,806
2013	3,124
2014	1,818
2015	890
Thereafter	913
Total amounts due	20,279
Guaranteed Residual value	497
Unguaranteed Residual value	503
Less: Unearned income	(1,356)
Total	19,923
Retail Installment Contracts
Contractual maturities of outstanding finance receivables
2011	2,126
2012	1,384
2013	841
2014	445
2015	146
Thereafter	30
Total amounts due	4,972
Less: Unearned income	(430)
Total	4,542
Retail Finance Leases
Contractual maturities of outstanding finance receivables
2011	3,053
2012	1,968
2013	1,061
2014	462
2015	173
Thereafter	149
Total amounts due	6,866
Guaranteed Residual value	497
Unguaranteed Residual value	503
Less: Unearned income	(756)
Total	7,110
Retail Notes
Contractual maturities of outstanding finance receivables
2011	3,549
2012	1,454
2013	1,222
2014	911
2015	571
Thereafter	734
Total amounts due	8,441
Less: Unearned income	(170)
Total	$ 8,271

Cat Financial Financing Activities (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cat Financial Financing Activities
Portfolio segments (in number of segments)	2
Number of Finance Receivable Classes	5
Period after which collection of future income is considered as not probable (in days)	120
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment		$ 513	$ 479
Related Allowance		117	59
Average recorded investment		425	306
Period after which unpaid contractual payments are considered as past due (in days)	30
Investment in loans/finance leases on nonaccrual status		678	422
Past due loans and finance leases
31-60	291
61-90	106
91+	569
Total Past Due	966
Current	18,957
Total Finance Receivables	19,923
91+ Still Accruing	91	134	119
Impaired loans/finance leases for which there is a related allowance for credit losses		448	258
Impaired loans/finance leases for which there is no related allowance for credit losses		65	221
Customer
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	641
Unpaid Principal Balance	626
Related Allowance	79
Average recorded investment	604
Interest Income Recognized	23
Investment in loans/finance leases on nonaccrual status	639
Past due loans and finance leases
Total Finance Receivables	17,980
Customer | North America
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	278
Unpaid Principal Balance	272
Related Allowance	44
Average recorded investment	310
Interest Income Recognized	13
Investment in loans/finance leases on nonaccrual status	217
Past due loans and finance leases
31-60	139
61-90	44
91+	228
Total Past Due	411
Current	6,037
Total Finance Receivables	6,448
91+ Still Accruing	27
Customer | North America | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	87
Unpaid Principal Balance	87
Average recorded investment	39
Interest Income Recognized	2
Customer | North America | Impaired Loans and Finance Leases with An Allowance Recorded
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	191
Unpaid Principal Balance	185
Related Allowance	44
Average recorded investment	271
Interest Income Recognized	11
Customer | Europe
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	68
Unpaid Principal Balance	61
Related Allowance	15
Average recorded investment	92
Interest Income Recognized	4
Investment in loans/finance leases on nonaccrual status	89
Past due loans and finance leases
31-60	27
61-90	12
91+	106
Total Past Due	145
Current	2,365
Total Finance Receivables	2,510
91+ Still Accruing	26
Customer | Europe | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	6
Unpaid Principal Balance	4
Average recorded investment	7
Customer | Europe | Impaired Loans and Finance Leases with An Allowance Recorded
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	62
Unpaid Principal Balance	57
Related Allowance	15
Average recorded investment	85
Interest Income Recognized	4
Customer | Asia/Pacific
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	40
Unpaid Principal Balance	40
Related Allowance	7
Average recorded investment	49
Interest Income Recognized	3
Investment in loans/finance leases on nonaccrual status	31
Past due loans and finance leases
31-60	63
61-90	17
91+	37
Total Past Due	117
Current	3,412
Total Finance Receivables	3,529
91+ Still Accruing	12
Customer | Asia/Pacific | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	13
Unpaid Principal Balance	13
Average recorded investment	9
Customer | Asia/Pacific | Impaired Loans and Finance Leases with An Allowance Recorded
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	27
Unpaid Principal Balance	27
Related Allowance	7
Average recorded investment	40
Interest Income Recognized	3
Customer | Latin America
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	47
Unpaid Principal Balance	46
Related Allowance	9
Average recorded investment	44
Interest Income Recognized	3
Investment in loans/finance leases on nonaccrual status	139
Past due loans and finance leases
31-60	44
61-90	16
91+	144
Total Past Due	204
Current	2,222
Total Finance Receivables	2,426
91+ Still Accruing	1
Customer | Latin America | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	3
Unpaid Principal Balance	3
Average recorded investment	5
Customer | Latin America | Impaired Loans and Finance Leases with An Allowance Recorded
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	44
Unpaid Principal Balance	43
Related Allowance	9
Average recorded investment	39
Interest Income Recognized	3
Customer | Global Power Finance
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	208
Unpaid Principal Balance	207
Related Allowance	4
Average recorded investment	109
Investment in loans/finance leases on nonaccrual status	163
Past due loans and finance leases
31-60	18
61-90	17
91+	54
Total Past Due	89
Current	2,978
Total Finance Receivables	3,067
91+ Still Accruing	25
Customer | Global Power Finance | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	174
Unpaid Principal Balance	174
Average recorded investment	92
Customer | Global Power Finance | Impaired Loans and Finance Leases with An Allowance Recorded
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	34
Unpaid Principal Balance	33
Related Allowance	4
Average recorded investment	17
Customer | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	283
Unpaid Principal Balance	281
Average recorded investment	152
Interest Income Recognized	2
Customer | Impaired Loans and Finance Leases with An Allowance Recorded
Impaired loans and finance leases
Impaired Loans And Finance Leases Receivable Recorded Investment	358
Unpaid Principal Balance	345
Related Allowance	79
Average recorded investment	452
Interest Income Recognized	21
Dealer
Past due loans and finance leases
Total Finance Receivables	1,943
Dealer | North America
Past due loans and finance leases
Current	1,291
Total Finance Receivables	1,291
Dealer | Europe
Past due loans and finance leases
Current	41
Total Finance Receivables	41
Dealer | Europe | Impaired Loans and Finance Leases with An Allowance Recorded
Impaired loans and finance leases
Average recorded investment	19
Dealer | Asia/Pacific
Past due loans and finance leases
Current	151
Total Finance Receivables	151
Dealer | Latin America
Past due loans and finance leases
Current	457
Total Finance Receivables	457
Dealer | Global Power Finance
Past due loans and finance leases
Current	3
Total Finance Receivables	3
North America
Past due loans and finance leases
Total Finance Receivables	7,739
Europe
Past due loans and finance leases
Total Finance Receivables	2,551
Asia/Pacific
Past due loans and finance leases
Total Finance Receivables	3,680
Latin America
Past due loans and finance leases
Total Finance Receivables	2,883
Global Power Finance
Past due loans and finance leases
Total Finance Receivables	$ 3,070

Cat Financial Financing Activities (Details 4) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Allowance for credit loss activity:
Balance at beginning of year	$ 376	$ 391	$ 351
Adjustment to adopt consolidation of variable-interest entities	18
Provision for credit losses	205	225	192
Receivables written off	(288)	(281)	(144)
Recoveries on receivables previously written off	51	28	23
Other-net		13	(31)
Balance at end of year	$ 362	$ 376	$ 391

Cat Financial Financing Activities (Details 5) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Allowance for Credit Losses:
Ending Balance - individually evaluated for impairment	$ 79
Ending Balance - collectively evaluated for impairment	283
Ending Balance - allowance for credit losses	362	376	391	351
Recorded Investment in Finance Receivables:
Ending Balance - individually evaluated for impairment	641
Ending Balance - collectively evaluated for impairment	19,282
Ending Balance - recorded investment in finance receivables	19,923
Customer
Allowance for Credit Losses:
Ending Balance - individually evaluated for impairment	79
Ending Balance - collectively evaluated for impairment	278
Ending Balance - allowance for credit losses	357
Recorded Investment in Finance Receivables:
Ending Balance - individually evaluated for impairment	641
Ending Balance - collectively evaluated for impairment	17,339
Ending Balance - recorded investment in finance receivables	17,980
Customer | Performing
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	17,341
Customer | Performing | North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	6,231
Customer | Performing | Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,421
Customer | Performing | Asia/Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	3,498
Customer | Performing | Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,287
Customer | Performing | Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,904
Customer | Non-Performing
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	639
Customer | Non-Performing | North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	217
Customer | Non-Performing | Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	89
Customer | Non-Performing | Asia/Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	31
Customer | Non-Performing | Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	139
Customer | Non-Performing | Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	163
Customer | North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	6,448
Customer | Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,510
Customer | Asia/Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	3,529
Customer | Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,426
Customer | Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	3,067
Dealer
Allowance for Credit Losses:
Ending Balance - collectively evaluated for impairment	5
Ending Balance - allowance for credit losses	5
Recorded Investment in Finance Receivables:
Ending Balance - collectively evaluated for impairment	1,943
Ending Balance - recorded investment in finance receivables	1,943
Dealer | Performing
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	1,943
Dealer | Performing | North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	1,291
Dealer | Performing | Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	41
Dealer | Performing | Asia/Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	151
Dealer | Performing | Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	457
Dealer | Performing | Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	3
Dealer | North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	1,291
Dealer | Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	41
Dealer | Asia/Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	151
Dealer | Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	457
Dealer | Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	3
Performing
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	19,284
Performing | North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	7,522
Performing | Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,462
Performing | Asia/Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	3,649
Performing | Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,744
Performing | Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,907
Non-Performing
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	639
Non-Performing | North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	217
Non-Performing | Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	89
Non-Performing | Asia/Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	31
Non-Performing | Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	139
Non-Performing | Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	163
North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	7,739
Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,551
Asia/Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	3,680
Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,883
Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	$ 3,070

Cat Financial Financing Activities (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jun. 30, 2009 Asset-backed securities	Sep. 30, 2008 Asset-backed securities	Dec. 31, 2009 Asset-backed securities	Dec. 31, 2008 Asset-backed securities	Dec. 31, 2010 Asset-backed securities
Finance receivables
Restricted assets of consolidated QSPE		$ 324						$ 136
Restricted liability of consolidated QSPE		327						73
Net gains on sale of finance receivables							12
Initial fair value of certificates included in subordinated retained interests							27
Initial fair value of interest in future cash flow (excess)							8
Initial fair value of reserve account							9
Discount rate (as a percent)							7.20%
Weighted-average prepayment rate (as a percent)							14.50%
Expected credit losses (as a percent)							1.60%
Amounts deposited in supplemental reserve accounts				80	19
Outstanding retained interests of retail finance receivables, at fair value						102	52
Outstanding retained interests of retail finance receivables, at cost						107	62
Retained interests in a continuous unrealized loss position for twelve months or longer, at fair value						102
Retained interests in a continuous unrealized loss position for twelve months or longer, at cost						107
Cash flow weighted-average discount rates on retained interests, minimum rate (as a percent)						7.70%	16.70%
Cash flow weighted-average discount rates on retained interests, maximum rate (as a percent)						12.40%	23.30%
Weighted-average maturity (in months)						22	28
Expected prepayment rate (as a percent)						18.00%	19.00%
Expected credit losses, low end of range (as a percent)						4.70%	1.70%
Expected credit losses, high end of range (as a percent)						4.80%	3.10%
Net impairment losses recognized in earnings	3	12	37			34	27
Portion of losses recognized in Accumulated other comprehensive income (loss) before taxes						12
Cash flows from retail securitizations:
Cash proceeds from initial sales of receivables							600
Purchases of contracts through clean-up calls						95	81
Servicing fees received						6	12
Other cash flows received on retained interests						10	25
Characteristics of securitized retail receivables:
Total securitized principal balance at December 31,						346	909
Average securitized principal balance for the year ended December 31,						583	1,147
Loans > 30 days past due at year ended December 31,						62	98
Net credit losses during the year						$ 36	$ 23

Cat Financial Financing Activities (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008
Cat Financial Financing Activities
Annual servicing fee percentage (as a percent)	0.50%	0.50%
Consolidated expenses related to sale of trade receivables	$ 4	$ 10
Outstanding principal balance of the sold trade receivables		240
Remaining interest in trade receivables		1,432
Cash flows from sale of trade receivables:
Cash proceeds from sales of receivables to the conduits	887	1,510
Servicing fees received	1	1
Cash flows received on the interests that continue to be held	$ 7,548	$ 11,270

Inventories (Details) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Inventories
Raw materials	$ 2,766	$ 1,979	$ 2,678
Work-in-process	1,483	656	1,508
Finished goods	5,098	3,465	4,316
Supplies	240	260	279
Total inventories	9,587	6,360	8,781
Long-term material purchase obligations	927
Liquidation of LIFO inventory layers, effect on cost of goods sold		300
Liquidation of LIFO inventory layers, effect on profit		$ 240
Liquidation of LIFO inventory layers, effect on profit per share (in dollars per share)		$ 0.39

Property, plant and equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Property, plant and equipment
Total property, plant and equipment, at cost	$ 24,906	$ 24,221	$ 23,487
Less: Accumulated depreciation	(12,367)	(11,835)	(10,963)
Property, plant and equipment - net	12,539	12,386	12,524
Commitments for the purchase or construction of capital assets	593
Assets recorded under capital leases
Gross capital leases	251	493	565
Less: Accumulated depreciation	(134)	(258)	(221)
Net capital leases	117	235	344
Minimum rental payments on assets recorded under capital leases were:
2011	54
2012	26
2013	14
2014	8
2015	5
Thereafter	28
Minimum rental payments to be received for equipment leased to others were:
2011	735
2012	477
2013	298
2014	146
2015	55
Thereafter	32
Land
Property, plant and equipment
Total property, plant and equipment, at cost	682	639	575
Buildings and land improvements
Property, plant and equipment
Minimum Useful Lives (Years) (in years)	20
Maximum Useful Lives (Years) (in years)	45
Total property, plant and equipment, at cost	5,174	4,914	4,647
Machinery, equipment and other
Property, plant and equipment
Minimum Useful Lives (Years) (in years)	3
Maximum Useful Lives (Years) (in years)	10
Total property, plant and equipment, at cost	13,414	12,917	12,173
Equipment leased to others
Property, plant and equipment
Minimum Useful Lives (Years) (in years)	1
Maximum Useful Lives (Years) (in years)	10
Total property, plant and equipment, at cost	4,444	4,717	4,561
Less: Accumulated depreciation	(1,533)	(1,616)	(1,416)
Property, plant and equipment - net	2,911	3,101	3,145
Construction-in-process
Property, plant and equipment
Total property, plant and equipment, at cost	$ 1,192	$ 1,034	$ 1,531

Investments in Unconsolidated Affiliated Companies (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Aug. 31, 2008 Shin Caterpillar Mitsubishi	Dec. 31, 2008 Shin Caterpillar Mitsubishi	Aug. 31, 2008 Caterpillar Japan	Feb. 29, 2008 ASV
Results of Operations of unconsolidated affiliated companies:
Sales	$ 812,000,000	$ 569,000,000	$ 3,727,000,000
Cost of sales	627,000,000	434,000,000	3,082,000,000
Gross profit	185,000,000	135,000,000	645,000,000
Profit (loss)	(36,000,000)	(39,000,000)	55,000,000
Assets:
Current assets	414,000,000	223,000,000	209,000,000
Property, plant and equipment - net	196,000,000	219,000,000	227,000,000
Other assets	39,000,000	5,000,000	26,000,000
Assets	649,000,000	447,000,000	462,000,000
Liabilities:
Current liabilities	274,000,000	250,000,000	173,000,000
Long-term debt due after one year	72,000,000	41,000,000	110,000,000
Other liabilities	40,000,000	17,000,000	35,000,000
Liabilities	386,000,000	308,000,000	318,000,000
Equity	263,000,000	139,000,000	144,000,000
Caterpillar's investments in unconsolidated affiliated companies:
Investments in equity method companies	135,000,000	70,000,000	66,000,000
Plus: Investments in cost method companies	29,000,000	35,000,000	28,000,000
Total investments in unconsolidated affiliated companies	164,000,000	105,000,000	94,000,000
Business Acquisition
Equity method investment ownership percentage before stock redemption (as a percent)				50.00%
Consolidated subsidiary, percentage ownership (as a percent)						67.00%
Equity method investment ownership percentage sold (as a percent)							23.00%
Equity method investment realized gain (loss)							60,000,000
Sales from Shin Caterpillar Mitsubishi to Caterpillar					1,670,000,000
Purchases by Shin Caterpillar Mitsubishi from Caterpillar					$ 353,000,000

Intangible assets and goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Customer relationships	Dec. 31, 2009 Customer relationships	Dec. 31, 2008 Customer relationships	Dec. 31, 2010 Intellectual property	Dec. 31, 2009 Intellectual property	Dec. 31, 2008 Intellectual property	Dec. 31, 2010 Other	Dec. 31, 2009 Other	Dec. 31, 2008 Other	Dec. 31, 2008 Cat Japan	Dec. 31, 2008 Lovat Inc.	Apr. 30, 2008 Lovat Inc.	Dec. 31, 2008 Other..	Dec. 31, 2010 FCM Rail Ltd.	May 31, 2010 FCM Rail Ltd.	Dec. 31, 2010 GE Transportation's Inspection Products Business	Mar. 31, 2010 GE Transportation's Inspection Products Business	Dec. 31, 2010 JCS Company, Ltd.	Mar. 31, 2010 JCS Company, Ltd.	Dec. 31, 2010 Electro-Motive Diesel	Aug. 31, 2010 Electro-Motive Diesel	Dec. 31, 2010 Electro-Motive Diesel In-process research and development	Aug. 31, 2010 Electro-Motive Diesel In-process research and development
Intangible assets.
Weighted Amortizable Life (Years)	14	15	15	17	18	18	9	10	10	13	11	11
Gross Carrying Amount	$ 1,133			$ 630	$ 396	$ 388	$ 306	$ 211	$ 210	$ 197	$ 130	$ 122
Accumulated Amortization	(346)	(272)	(209)	(108)	(75)	(50)	(166)	(143)	(122)	(72)	(54)	(37)
Net	787	465	511	522	321	338	140	68	88	125	76	85
Additional finite-lived intangible assets resulting from Cat Japan share redemption													54
Finite-lived intangible assets acquired	409													17	17	32	10	10	28	28	12	12	329	329
Total intangible assets, net	805	465	511
Total intangible assets, gross carrying amount	1,151	737	720
Indefinite-lived intangible assets																									18	18
Amortization expense	76	61	61
2011	86
2012	80
2013	73
2014	69
2015	63
Thereafter	$ 434

Intangible assets and goodwill (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Construction Industries	Dec. 31, 2009 Construction Industries	Dec. 31, 2008 Construction Industries	Dec. 31, 2010 Resource Industries	Dec. 31, 2009 Resource Industries	Dec. 31, 2008 Resource Industries	Dec. 31, 2010 Power Systems	Dec. 31, 2009 Power Systems	Dec. 31, 2008 Power Systems	Dec. 31, 2008 Other,	Dec. 31, 2010 Other,	Dec. 31, 2009 Other,	Dec. 31, 2008 Gremada Industries Inc.	Dec. 31, 2008 Lovat Inc.	Apr. 30, 2008 Lovat Inc.	Dec. 31, 2010 Other..	Dec. 31, 2008 Other..	Dec. 31, 2010 FCM Rail Ltd.	May 31, 2010 FCM Rail Ltd.	Dec. 31, 2010 GE Transportation's Inspection Products Business	Mar. 31, 2010 GE Transportation's Inspection Products Business	Dec. 31, 2010 JCS Company, Ltd.	Mar. 31, 2010 JCS Company, Ltd.	Dec. 31, 2010 Electro-Motive Diesel	Aug. 31, 2010 Electro-Motive Diesel
Carrying amount of goodwill by reportable segment
Goodwill acquired in business combination																$ 41	$ 22	$ 22	$ 8	$ 8	$ 17	$ 17	$ 15	$ 15	$ 8	$ 8	$ 286	$ 286
Goodwill:
Balance	2,269	2,261	1,963	342	319	86	47	66	47	1,751	1,747	1,742	88	129	129
Business combinations	334		277	5		206	3		22	326		8	41
Impairment of goodwill		(22)						(22)
Other adjustments	11	30	21	10	23	27	1	3	(3)		4	(3)
Balance	$ 2,614	$ 2,269	$ 2,261	$ 357	$ 342	$ 319	$ 51	$ 47	$ 66	$ 2,077	$ 1,751	$ 1,747	$ 129	$ 129	$ 129

Available-for-sale securities (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Schedule of Available-for-sale Securities.
Cost Basis	$ 1,293	$ 1,301	$ 1,257
Unrealized pretax net gains (losses)	77	21	(125)
Fair Value	1,370	1,322	1,132
U.S. treasury bonds
Schedule of Available-for-sale Securities.
Cost Basis	12	14	14
Unrealized pretax net gains (losses)			1
Fair Value	12	14	15
Other U.S. and non-U.S. government bonds
Schedule of Available-for-sale Securities.
Cost Basis	76	65	15
Unrealized pretax net gains (losses)	1		(1)
Fair Value	77	65	14
Corporate bonds
Schedule of Available-for-sale Securities.
Cost Basis	481	455	343
Unrealized pretax net gains (losses)	30	20	(22)
Fair Value	511	475	321
Asset-backed securities
Schedule of Available-for-sale Securities.
Cost Basis	136	141	165
Unrealized pretax net gains (losses)		(7)	(27)
Fair Value	136	134	138
U.S. governmental agency mortgage-backed securities
Schedule of Available-for-sale Securities.
Cost Basis	258	295	319
Unrealized pretax net gains (losses)	15	13	5
Fair Value	273	308	324
Residential mortgage-backed securities
Schedule of Available-for-sale Securities.
Cost Basis	43	61	79
Unrealized pretax net gains (losses)	(3)	(10)	(19)
Fair Value	40	51	60
Commercial mortgage-backed securities
Schedule of Available-for-sale Securities.
Cost Basis	164	175	176
Unrealized pretax net gains (losses)	4	(13)	(47)
Fair Value	168	162	129
Large capitalization value
Schedule of Available-for-sale Securities.
Cost Basis	100	76	126
Unrealized pretax net gains (losses)	22	13	(13)
Fair Value	122	89	113
Smaller company growth
Schedule of Available-for-sale Securities.
Cost Basis	23	19	20
Unrealized pretax net gains (losses)	8	5	(2)
Fair Value	$ 31	$ 24	$ 18

Available-for-sale securities (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Less than 12 months
Fair Value	$ 99	$ 74	$ 454
Unrealized Losses	1	1	70
12 months or more
Fair Value	75	206	181
Unrealized Losses	11	38	66
Total
Fair Value	174	280	635
Unrealized Losses	12	39	136
Pretax charges recognized for "other-than-temporary" declines in the market values of equities securities	3	12	37
U.S. treasury bonds
Less than 12 months
Fair Value		4
Total
Fair Value		4
Other U.S. and non-U.S. government bonds
Less than 12 months
Fair Value	13	14
12 months or more
Fair Value	3	2	8
Unrealized Losses			1
Total
Fair Value	16	16	8
Unrealized Losses			1
Corporate bonds
Less than 12 months
Fair Value	29	25	176
Unrealized Losses			18
12 months or more
Fair Value	1	10	33
Unrealized Losses		1	5
Total
Fair Value	30	35	209
Unrealized Losses		1	23
Asset-backed securities
Less than 12 months
Fair Value	19	4	101
Unrealized Losses		1	16
12 months or more
Fair Value	19	44	30
Unrealized Losses	4	10	11
Total
Fair Value	38	48	131
Unrealized Losses	4	11	27
U.S. governmental agency mortgage-backed securities
Less than 12 months
Fair Value	16		7
12 months or more
Fair Value		3	19
Unrealized Losses			1
Total
Fair Value	16	3	26
Unrealized Losses			1
Residential mortgage-backed securities
Less than 12 months
Fair Value	2		32
Unrealized Losses			6
12 months or more
Fair Value	25	49	27
Unrealized Losses	4	10	14
Total
Fair Value	27	49	59
Unrealized Losses	4	10	20
Commercial mortgage-backed securities
Less than 12 months
Fair Value	3	24	71
Unrealized Losses			15
12 months or more
Fair Value	14	73	59
Unrealized Losses	1	14	32
Total
Fair Value	17	97	130
Unrealized Losses	1	14	47
Large capitalization value
Less than 12 months
Fair Value	14	2	60
Unrealized Losses	1		13
12 months or more
Fair Value	12	23	5
Unrealized Losses	2	3	2
Total
Fair Value	26	25	65
Unrealized Losses	3	3	15
Smaller company growth
Less than 12 months
Fair Value	3	1	7
Unrealized Losses			2
12 months or more
Fair Value	1	2
Total
Fair Value	4	3	7
Unrealized Losses			$ 2

Available-for-sale securities (Details 3) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Available-for-sale securities
Due in one year or less	$ 75
Due after one year through five years	428
Due after five years through ten years	230
Due after ten years	484
Available-for-sale Securities, Proceeds, Gains and Losses
Proceeds from sale of available-for-sale securities	228	291	357
Gross gains	10	9	17
Gross losses	$ 1	$ 10	$ 23

Postemployment benefit plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2009 US Separation Programs U.S. Pension Benefits	Dec. 31, 2009 US Separation Programs Other Postretirement Benefits	Dec. 31, 2009 Non-U.S. Separation Programs Other Postretirement Benefits	Dec. 31, 2009 Non-U.S. Separation Programs Non-U.S. Pension Benefits	Dec. 31, 2009 Non-U.S. Separation Programs Non-U.S. Pension Benefits	Dec. 31, 2010 U.S. Pension Benefits	Aug. 31, 2010 U.S. Pension Benefits	Dec. 31, 2010 Other Postretirement Benefits	Dec. 31, 2009 Other Postretirement Benefits	Mar. 31, 2009 Other Postretirement Benefits
Defined Benefit Plan Disclosure
Curtailment losses for defined benefit pension and other postretirement plans	$ 127	$ 55	$ 1
Early retirement pension benefit costs	6
Settlement losses for defined benefit pension and other postretirement plans					34
Special termination benefits and other postretirement plans				2
Amendments to Pension & Other Postretirement Benefit Plans
Minimum age of retirees that will be impacted by plan amendment									65	65
Increase (decrease) in postretirement benefit liability due to plan remeasurement							1,320		(101)	(432)
Increase (decrease) in accumulated other comprehensive income							(831)		64	272
Curtailment losses due to pension plan amendment						28
Period over which decrease in liability for postretirement benefits will be amortized into earnings (in years)									7Y	7Y
Reduction in other postretirement benefits expense due to plan amendment								$ 110	$ 60

Postemployment benefit plans (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
U.S. Pension Benefits
Change in benefit obligation:
Benefit obligation, beginning of year	$ 12,064	$ 11,493	$ 11,132
Effect of eliminating early measurement date			11
Service cost	210	176	199
Interest cost	652	688	629
Plan amendments	4		13
Actuarial losses (gains)	1,140	380	222
Benefits paid - gross	(820)	(796)	(713)
Curtailments, settlements and special termination benefits	(235)	123
Acquisitions / other	9
Benefit obligation, end of year	13,024	12,064	11,493
Accumulated benefit obligation, end of year	12,558	11,357	10,681
Weighted-average assumptions used to determine benefit obligation:
Discount rate (as a percent)	5.10%	5.70%	6.10%
Rate of compensation increase (as a percent)	4.50%	4.50%	4.50%
Non-U.S. Pension Benefits
Change in benefit obligation:
Benefit obligation, beginning of year	3,542	3,219	3,012
Effect of eliminating early measurement date			26
Service cost	92	86	92
Interest cost	162	146	156
Plan amendments	35
Actuarial losses (gains)	153	45	(18)
Foreign currency exchange rates	34	322	(534)
Participant contributions	9	10	14
Benefits paid - gross	(168)	(212)	(155)
Curtailments, settlements and special termination benefits	(52)	(74)
Acquisitions / other	60		626
Benefit obligation, end of year	3,867	3,542	3,219
Accumulated benefit obligation, end of year	3,504	3,082	2,938
Weighted-average assumptions used to determine benefit obligation:
Discount rate (as a percent)	4.60%	4.80%	4.50%
Rate of compensation increase (as a percent)	4.20%	4.20%	3.80%
Other Postretirement Benefits
Change in benefit obligation:
Benefit obligation, beginning of year	4,537	5,017	5,455
Service cost	68	70	87
Interest cost	245	280	307
Plan amendments		(549)
Actuarial losses (gains)	602	(58)	(522)
Foreign currency exchange rates	14	29	(19)
Participant contributions	45	51	41
Benefits paid - gross	(379)	(390)	(351)
Less: federal subsidy on benefits paid	15	21	19
Curtailments, settlements and special termination benefits		66
Acquisitions / other	37
Benefit obligation, end of year	5,184	4,537	5,017
Weighted-average assumptions used to determine benefit obligation:
Discount rate (as a percent)	5.00%	5.60%	6.00%
Rate of compensation increase (as a percent)	4.40%	4.40%	4.40%
Effect of a one-percentage-point change in assumed health care cost trend
Effect of a one-percentage-point increase in current year service and interest cost components of other postretirement benefit cost	19
Effect of a one-percentage-point decrease in current year service and interest cost components of other postretirement benefit cost	(15)
Effect of a one-percentage-point increase on accumulated postretirement benefit obligation	311
Effect of a one-percentage-point decrease on accumulated postretirement benefit obligation	$ (266)

Postemployment benefit plans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
U.S. Pension Benefits
Change in plan assets:
Fair value of plan assets, beginning of year	$ 9,029	$ 6,745	$ 10,441
Effect of eliminating early measurement date			17
Actual return on plan assets	1,628	2,194	(3,288)
Company contributions	919	886	288
Benefits paid	(820)	(796)	(713)
Acquisitions / other	4
Fair value of plan assets, end of year	10,760	9,029	6,745
Company contributions through common stock		650
Defined benefit plan, allocation of assets rebalanced from equity to fixed income positions through futures contracts (as a percent)			5.00%
U.S. Pension Benefits | Equities
Change in plan assets:
Defined benefit plan, target allocation of assets (as a percent)	70.00%
Portion of equity securities invested in U.S. large and small-cap companies (as a percent)	60.00%
U.S. Pension Benefits | Debt securities
Change in plan assets:
Defined benefit plan, target allocation of assets (as a percent)	30.00%
U.S. Pension Benefits | Real estate
Change in plan assets:
Fair value of plan assets, end of year	10	10
Non-U.S. Pension Benefits
Change in plan assets:
Fair value of plan assets, beginning of year	2,797	2,175	2,773
Effect of eliminating early measurement date			23
Actual return on plan assets	193	390	(751)
Foreign currency exchange rates	17	243	(407)
Company contributions	58	263	134
Participant contributions	9	10	14
Benefits paid	(168)	(212)	(155)
Settlements and special termination benefits	(51)	(72)
Acquisitions / other	25		544
Fair value of plan assets, end of year	2,880	2,797	2,175
Non-U.S. Pension Benefits | Equities
Change in plan assets:
Defined benefit plan, target allocation of assets (as a percent)	62.00%
Non-U.S. Pension Benefits | Debt securities
Change in plan assets:
Defined benefit plan, target allocation of assets (as a percent)	31.00%
Non-U.S. Pension Benefits | Real estate
Change in plan assets:
Fair value of plan assets, beginning of year	151
Fair value of plan assets, end of year	179
Defined benefit plan, target allocation of assets (as a percent)	6.00%
Non-U.S. Pension Benefits | Other;
Change in plan assets:
Defined benefit plan, target allocation of assets (as a percent)	1.00%
Other Postretirement Benefits
Change in plan assets:
Fair value of plan assets, beginning of year	1,063	1,042	1,584
Effect of eliminating early measurement date			15
Actual return on plan assets	129	266	(587)
Company contributions	138	94	340
Participant contributions	45	51	41
Benefits paid	(379)	(390)	(351)
Fair value of plan assets, end of year	$ 996	$ 1,063	$ 1,042
Other Postretirement Benefits | Equities
Change in plan assets:
Defined benefit plan, target allocation of assets (as a percent)	80.00%
Other Postretirement Benefits | Debt securities
Change in plan assets:
Defined benefit plan, target allocation of assets (as a percent)	20.00%

Postemployment benefit plans (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
U.S. Pension Benefits | Level 1
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	$ 7,929	$ 6,550
U.S. Pension Benefits | Level 1 | U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	4,975	4,634
U.S. Pension Benefits | Level 1 | Non-U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	2,884	1,803
U.S. Pension Benefits | Level 1 | Cash, short-term instruments and other
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	70	113
Other Postretirement Benefits | Level 1
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	820	823
Other Postretirement Benefits | Level 1 | U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	512	531
Other Postretirement Benefits | Level 1 | Non-U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	289	273
Other Postretirement Benefits | Level 1 | Cash, short-term instruments and other
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	19	19
Non-U.S. Pension Benefits | Level 1
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1,489	1,444
Non-U.S. Pension Benefits | Level 1 | U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	359	330
Non-U.S. Pension Benefits | Level 1 | Non-U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	916	863
Non-U.S. Pension Benefits | Level 1 | Global equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	153	144
Non-U.S. Pension Benefits | Level 1 | Cash and short-term instruments
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	59	104
Non-U.S. Pension Benefits | Level 1 | Other
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	2	3
U.S. Pension Benefits | Level 2
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	2,723	2,361
U.S. Pension Benefits | Level 2 | U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1	2
U.S. Pension Benefits | Level 2 | U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1,412	1,179
U.S. Pension Benefits | Level 2 | Non-U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	92	70
U.S. Pension Benefits | Level 2 | U.S. treasury bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	299	323
U.S. Pension Benefits | Level 2 | U.S. governmental agency mortgage-backed securities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	634	562
U.S. Pension Benefits | Level 2 | Non-U.S. government bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	22	9
U.S. Pension Benefits | Level 2 | Cash, short-term instruments and other
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	263	216
Other Postretirement Benefits | Level 2
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	176	240
Other Postretirement Benefits | Level 2 | Non-U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year		6
Other Postretirement Benefits | Level 2 | U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	79	95
Other Postretirement Benefits | Level 2 | Non-U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	6	8
Other Postretirement Benefits | Level 2 | U.S. treasury bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	14	24
Other Postretirement Benefits | Level 2 | U.S. governmental agency mortgage-backed securities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	43	54
Other Postretirement Benefits | Level 2 | Non-U.S. government bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1	1
Other Postretirement Benefits | Level 2 | Cash, short-term instruments and other
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	33	52
Non-U.S. Pension Benefits | Level 2
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1,257	1,212
Non-U.S. Pension Benefits | Level 2 | Non-U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	90	84
Non-U.S. Pension Benefits | Level 2 | Global equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	37	14
Non-U.S. Pension Benefits | Level 2 | U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	18	22
Non-U.S. Pension Benefits | Level 2 | Non-U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	374	355
Non-U.S. Pension Benefits | Level 2 | U.S. treasury bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	5	1
Non-U.S. Pension Benefits | Level 2 | Non-U.S. government bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	163	156
Non-U.S. Pension Benefits | Level 2 | Global fixed income
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	374	361
Non-U.S. Pension Benefits | Level 2 | Real estate
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	89	80
Non-U.S. Pension Benefits | Level 2 | Cash and short-term instruments
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	3	4
Non-U.S. Pension Benefits | Level 2 | Other
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	104	135
U.S. Pension Benefits | Level 3
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	108	118
U.S. Pension Benefits | Level 3 | Equities
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	51	16
Unrealized gains (losses)	11	3
Realized gains (losses)	(1)
Purchases, issuances and settlements	32	31
Transfers in and/or out of Level 3	(43)	1
Fair value of plan assets, end of year	50	51
U.S. Pension Benefits | Level 3 | U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	46	17
U.S. Pension Benefits | Level 3 | Non-U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	4	34
U.S. Pension Benefits | Level 3 | Fixed income securities
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	57	73
Unrealized gains (losses)	1	34
Realized gains (losses)	3	(2)
Purchases, issuances and settlements	(9)	(12)
Transfers in and/or out of Level 3	(4)	(36)
Fair value of plan assets, end of year	48	57
U.S. Pension Benefits | Level 3 | U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	38	56
U.S. Pension Benefits | Level 3 | Non-U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1	1
U.S. Pension Benefits | Level 3 | U.S. treasury bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	5
U.S. Pension Benefits | Level 3 | U.S. governmental agency mortgage-backed securities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	4
U.S. Pension Benefits | Level 3 | Real estate
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year		9
Unrealized gains (losses)		1
Fair value of plan assets, end of year	10	10
Non-U.S. Pension Benefits | Level 3
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	134	141
Non-U.S. Pension Benefits | Level 3 | Equities
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	5
Unrealized gains (losses)	(1)	2
Realized gains (losses)	1
Purchases, issuances and settlements	(2)	3
Transfers in and/or out of Level 3	(2)
Fair value of plan assets, end of year	1	5
Non-U.S. Pension Benefits | Level 3 | Non-U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1	5
Non-U.S. Pension Benefits | Level 3 | Fixed income securities
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	14	5
Unrealized gains (losses)		1
Purchases, issuances and settlements	(3)	6
Transfers in and/or out of Level 3	(3)	2
Fair value of plan assets, end of year	8	14
Non-U.S. Pension Benefits | Level 3 | U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	2	1
Non-U.S. Pension Benefits | Level 3 | Non-U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	5	11
Non-U.S. Pension Benefits | Level 3 | Non-U.S. government bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1	2
Non-U.S. Pension Benefits | Level 3 | Real estate
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	71	61
Unrealized gains (losses)	7	10
Purchases, issuances and settlements	12
Fair value of plan assets, end of year	90	71
Non-U.S. Pension Benefits | Level 3 | Other
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	51	67
Unrealized gains (losses)	1	63
Realized gains (losses)	5	(41)
Purchases, issuances and settlements	(22)	(38)
Fair value of plan assets, end of year	35	51
U.S. Pension Benefits | U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	5,022	4,653
Other Postretirement Benefits | U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	512	531
Non-U.S. Pension Benefits | U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	359	330
U.S. Pension Benefits | Non-U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	2,888	1,837
Other Postretirement Benefits | Non-U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	289	279
Non-U.S. Pension Benefits | Non-U.S. equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1,007	952
Non-U.S. Pension Benefits | Global equities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	190	158
U.S. Pension Benefits | U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1,450	1,235
Other Postretirement Benefits | U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	79	95
Non-U.S. Pension Benefits | U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	20	23
U.S. Pension Benefits | Non-U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	93	71
Other Postretirement Benefits | Non-U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	6	8
Non-U.S. Pension Benefits | Non-U.S. corporate bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	379	366
U.S. Pension Benefits | U.S. treasury bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	304	323
Other Postretirement Benefits | U.S. treasury bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	14	24
Non-U.S. Pension Benefits | U.S. treasury bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	5	1
U.S. Pension Benefits | U.S. governmental agency mortgage-backed securities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	638	562
Other Postretirement Benefits | U.S. governmental agency mortgage-backed securities
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	43	54
U.S. Pension Benefits | Non-U.S. government bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	22	9
Other Postretirement Benefits | Non-U.S. government bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1	1
Non-U.S. Pension Benefits | Non-U.S. government bonds
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	164	158
Non-U.S. Pension Benefits | Global fixed income
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	374	361
U.S. Pension Benefits | Real estate
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	10	10
Non-U.S. Pension Benefits | Real estate
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	179	151
Non-U.S. Pension Benefits | Cash and short-term instruments
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	62	108
Non-U.S. Pension Benefits | Other
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	141	189
U.S. Pension Benefits | Cash, short-term instruments and other
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	333	329
Other Postretirement Benefits | Cash, short-term instruments and other
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	52	71
U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	9,029	6,745	10,441
Fair value of plan assets, end of year	10,760	9,029	6,745
Caterpillar Inc. common stock	779	1,016	11
Percentage of Caterpillar common stock to total plan assets (as a percent)	7.00%	11.00%	1.00%
Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	2,797	2,175	2,773
Fair value of plan assets, end of year	2,880	2,797	2,175
Caterpillar Inc. common stock	2	1	1
Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	1,063	1,042	1,584
Fair value of plan assets, end of year	996	1,063	1,042
Caterpillar Inc. common stock	$ 3	$ 1	$ 2

Postemployment benefit plans (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Components of net periodic benefit cost
Curtailments, settlements and special termination benefits		$ 225,000,000
U.S. Pension Benefits
Funded Status, end of year
Fair value of plan assets, end of year	10,760,000,000	9,029,000,000	6,745,000,000	10,441,000,000
Benefit obligations, end of year	13,024,000,000	12,064,000,000	11,493,000,000	11,132,000,000
Over (under) funded status recognized in financial position	(2,264,000,000)	(3,035,000,000)	(4,748,000,000)
Components of net amount recognized in financial position:
Accrued wages, salaries and employee benefits (current liability)	(18,000,000)	(17,000,000)	(14,000,000)
Liability for postemployment benefits (non-current liability)	(2,246,000,000)	(3,018,000,000)	(4,734,000,000)
Net amount recognized in financial position	(2,264,000,000)	(3,035,000,000)	(4,748,000,000)
Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	4,795,000,000	5,132,000,000	6,419,000,000
Prior service cost (credit)	83,000,000	132,000,000	170,000,000
Total	4,878,000,000	5,264,000,000	6,589,000,000
Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) during the next fiscal year
Actuarial loss (gain)	451,000,000
Prior service cost (credit)	20,000,000
Total	471,000,000
Pension plans with projected benefit obligations in excess of plan assets
Projected benefit obligation	(13,024,000,000)	(12,064,000,000)	(11,493,000,000)
Accumulated benefit obligation	(12,558,000,000)	(11,357,000,000)	(10,681,000,000)
Fair value of plan assets	10,760,000,000	9,029,000,000	6,745,000,000
Pension Plans with Accumulated benefit obligation in excess of plan assets
Projected benefit obligation.	(13,024,000,000)	(12,064,000,000)	(11,493,000,000)
Accumulated benefit obligation.	(12,558,000,000)	(11,357,000,000)	(10,681,000,000)
Fair value of plan assets.	10,760,000,000	9,029,000,000	6,745,000,000
Expected cash flow for pension and other Postretirement benefit plans
Employer's contribution expected for 2011	790,000,000
Expected benefit payments for 2011	820,000,000
Expected benefit payments for 2012	830,000,000
Expected benefit payments for 2013	840,000,000
Expected benefit payments for 2014	860,000,000
Expected benefit payments for 2015	870,000,000
Expected benefit payments from 2016-2020	4,480,000,000
Total expected benefit payments	8,700,000,000
Components of net periodic benefit cost
Service cost	210,000,000	176,000,000	199,000,000
Interest cost	652,000,000	688,000,000	629,000,000
Expected return on plan assets	(773,000,000)	(777,000,000)	(882,000,000)
Curtailments, settlements and special termination benefits	28,000,000	133,000,000
Amortization of:
Prior service cost / (credit)	25,000,000	29,000,000	32,000,000
Net actuarial loss / (gain)	385,000,000	248,000,000	134,000,000
Total cost included in operating profit	527,000,000	497,000,000	112,000,000
Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Effect of eliminating early measurement date			(14,000,000)
Current year actuarial loss (gain)	47,000,000	(1,037,000,000)	4,401,000,000
Amortization of actuarial (loss) gain	(385,000,000)	(248,000,000)	(134,000,000)
Current year prior service cost (credit)	(24,000,000)	(10,000,000)	16,000,000
Amortization of prior service (cost) credit	(25,000,000)	(29,000,000)	(32,000,000)
Total recognized in other comprehensive income	(387,000,000)	(1,324,000,000)	4,237,000,000
Total recognized in net periodic cost and other comprehensive income	140,000,000	(827,000,000)	4,349,000,000
Weighted-average assumptions used to determine net cost:
Discount rate (as a percent)	5.40%	6.30%	5.80%
Expected return on plan assets (as a percent)	8.50%	8.50%	9.00%
Rate of compensation increase (as a percent)	4.50%	4.50%	4.50%
Expected return on plan assets, next fiscal year (as a percent)	8.50%
Additional percentage amount added to long-term passive rate of returns to arrive at the long-term active rate of return (as a percent)	1.00%	1.00%	1.00%
Non-U.S. Pension Benefits
Funded Status, end of year
Fair value of plan assets, end of year	2,880,000,000	2,797,000,000	2,175,000,000	2,773,000,000
Benefit obligations, end of year	3,867,000,000	3,542,000,000	3,219,000,000	3,012,000,000
Over (under) funded status recognized in financial position	(987,000,000)	(745,000,000)	(1,044,000,000)
Components of net amount recognized in financial position:
Other assets (non-current asset)	4,000,000	22,000,000
Accrued wages, salaries and employee benefits (current liability)	(18,000,000)	(18,000,000)	(2,000,000)
Liability for postemployment benefits (non-current liability)	(973,000,000)	(749,000,000)	(1,042,000,000)
Net amount recognized in financial position	(987,000,000)	(745,000,000)	(1,044,000,000)
Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	1,273,000,000	1,200,000,000	1,319,000,000
Prior service cost (credit)	43,000,000	8,000,000	13,000,000
Total	1,316,000,000	1,208,000,000	1,332,000,000
Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) during the next fiscal year
Actuarial loss (gain)	71,000,000
Prior service cost (credit)	3,000,000
Total	74,000,000
Pension plans with projected benefit obligations in excess of plan assets
Projected benefit obligation	(3,846,000,000)	(3,350,000,000)	(3,194,000,000)
Accumulated benefit obligation	(3,485,000,000)	(2,933,000,000)	(2,917,000,000)
Fair value of plan assets	2,855,000,000	2,584,000,000	2,151,000,000
Pension Plans with Accumulated benefit obligation in excess of plan assets
Projected benefit obligation.	(3,452,000,000)	(1,594,000,000)	(3,040,000,000)
Accumulated benefit obligation.	(3,179,000,000)	(1,503,000,000)	(2,796,000,000)
Fair value of plan assets.	2,514,000,000	1,145,000,000	2,022,000,000
Expected cash flow for pension and other Postretirement benefit plans
Employer's contribution expected for 2011	210,000,000
Expected benefit payments for 2011	180,000,000
Expected benefit payments for 2012	230,000,000
Expected benefit payments for 2013	230,000,000
Expected benefit payments for 2014	240,000,000
Expected benefit payments for 2015	250,000,000
Expected benefit payments from 2016-2020	1,210,000,000
Total expected benefit payments	2,340,000,000
Components of net periodic benefit cost
Service cost	92,000,000	86,000,000	92,000,000
Interest cost	162,000,000	146,000,000	156,000,000
Expected return on plan assets	(192,000,000)	(181,000,000)	(201,000,000)
Curtailments, settlements and special termination benefits	22,000,000	36,000,000	1,000,000
Amortization of:
Transition obligation / (asset)			1,000,000
Prior service cost / (credit)	1,000,000	1,000,000	3,000,000
Net actuarial loss / (gain)	65,000,000	35,000,000	36,000,000
Total cost included in operating profit	150,000,000	123,000,000	88,000,000
Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Effect of eliminating early measurement date			(9,000,000)
Current year actuarial loss (gain)	136,000,000	(88,000,000)	696,000,000
Amortization of actuarial (loss) gain	(62,000,000)	(32,000,000)	(36,000,000)
Current year prior service cost (credit)	35,000,000	(2,000,000)	1,000,000
Amortization of prior service (cost) credit	(1,000,000)	(1,000,000)	(3,000,000)
Amortization of transition (obligation) asset			(1,000,000)
Total recognized in other comprehensive income	108,000,000	(123,000,000)	648,000,000
Total recognized in net periodic cost and other comprehensive income	258,000,000		736,000,000
Weighted-average assumptions used to determine net cost:
Discount rate (as a percent)	4.80%	4.70%	5.30%
Expected return on plan assets (as a percent)	7.00%	6.60%	7.60%
Rate of compensation increase (as a percent)	4.20%	3.80%	4.00%
Expected return on plan assets, next fiscal year (as a percent)	7.10%
Other Postretirement Benefits
Funded Status, end of year
Fair value of plan assets, end of year	996,000,000	1,063,000,000	1,042,000,000	1,584,000,000
Benefit obligations, end of year	5,184,000,000	4,537,000,000	5,017,000,000	5,455,000,000
Over (under) funded status recognized in financial position	(4,188,000,000)	(3,474,000,000)	(3,975,000,000)
Components of net amount recognized in financial position:
Accrued wages, salaries and employee benefits (current liability)	(171,000,000)	(113,000,000)	(29,000,000)
Liability for postemployment benefits (non-current liability)	(4,017,000,000)	(3,361,000,000)	(3,946,000,000)
Net amount recognized in financial position	(4,188,000,000)	(3,474,000,000)	(3,975,000,000)
Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	1,195,000,000	659,000,000	881,000,000
Prior service cost (credit)	(122,000,000)	(177,000,000)	320,000,000
Transition obligation (asset)	7,000,000	9,000,000	10,000,000
Total	1,080,000,000	491,000,000	1,211,000,000
Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) during the next fiscal year
Actuarial loss (gain)	108,000,000
Prior service cost (credit)	(55,000,000)
Transition obligation (asset)	2,000,000
Total	55,000,000
Expected cash flow for pension and other Postretirement benefit plans
Employer's contribution expected for 2011	180,000,000
Expected benefit payments for 2011	380,000,000
Expected benefit payments for 2012	390,000,000
Expected benefit payments for 2013	400,000,000
Expected benefit payments for 2014	410,000,000
Expected benefit payments for 2015	410,000,000
Expected benefit payments from 2016-2020	2,110,000,000
Total expected benefit payments	4,100,000,000
Other postretirement benefits, Medicare Part D subsidy expected
Other postretirement benefits, Medicare Part D subsidy expected in 2011	15,000,000
Other postretirement benefits, Medicare Part D subsidy expected in 2012	20,000,000
Other postretirement benefits, Medicare Part D subsidy expected in 2013	20,000,000
Other postretirement benefits, Medicare Part D subsidy expected in 2014	20,000,000
Other postretirement benefits, Medicare Part D subsidy expected in 2015	25,000,000
Other postretirement benefits, Medicare Part D subsidy expected from 2016-2020	130,000,000
Total expected Medicare D subsidy receipts	230,000,000
Components of net periodic benefit cost
Service cost	68,000,000	70,000,000	87,000,000
Interest cost	245,000,000	280,000,000	307,000,000
Expected return on plan assets	(93,000,000)	(111,000,000)	(138,000,000)
Curtailments, settlements and special termination benefits		56,000,000
Amortization of:
Transition obligation / (asset)	2,000,000	2,000,000	2,000,000
Prior service cost / (credit)	(55,000,000)	(40,000,000)	(35,000,000)
Net actuarial loss / (gain)	33,000,000	20,000,000	64,000,000
Total cost included in operating profit	200,000,000	277,000,000	287,000,000
Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Effect of eliminating early measurement date			(3,000,000)
Current year actuarial loss (gain)	570,000,000	(200,000,000)	172,000,000
Amortization of actuarial (loss) gain	(33,000,000)	(20,000,000)	(64,000,000)
Current year prior service cost (credit)		(537,000,000)	(3,000,000)
Amortization of prior service (cost) credit	55,000,000	40,000,000	35,000,000
Amortization of transition (obligation) asset	(2,000,000)	(2,000,000)	(2,000,000)
Total recognized in other comprehensive income	590,000,000	(719,000,000)	135,000,000
Total recognized in net periodic cost and other comprehensive income	$ 790,000,000	$ (442,000,000)	$ 422,000,000
Weighted-average assumptions used to determine net cost:
Discount rate (as a percent)	5.60%	6.30%	5.80%
Expected return on plan assets (as a percent)	8.50%	8.50%	9.00%
Rate of compensation increase (as a percent)	4.40%	4.40%	4.40%
Assumed increase In health care trend rate
Assumed increase in health care trend rate over the previous period to calculate benefit expenses (as a percent)	7.90%	7.00%
Defined benefit plan ultimate health care cost trend rate in 2019 (as a percent)	5.00%
General inflation rate that forms a part of ultimate health care trend rate (as a percent)	3.00%
Additional healthcare inflation rate that forms a part of ultimate health care trend rate (as a percent)	2.00%

Postemployment benefit plans (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Defined contribution plans
Costs related to defined contribution plans	$ 270	$ 235	$ 141
U.S. Plans
Defined contribution plans
Percentage that the employer generally matches of employee contributions to U.S. defined contribution plans	100.00%
Employee compensation percentage contributed to defined benefit plan eligible for employer matching contributions (as a percent)	6.00%
Percentage that the employer generally matches of employee contributions to U.S. defined contribution plans for employees accruing benefits under a defined benefit pension plan	50.00%
Compensation percentage contributed to defined contribution plan eligible for employer matching contributions, for employees accruing benefits under defined benefit pension plan (as a percent)	6.00%
Employer matching contribution to defined contribution plans, value of stock	94	68
Employer matching contribution to defined contribution plans, shares of stock (in shares)	1.5	1.4
Costs related to defined contribution plans	231	206	107
Non-U.S. Plans
Defined contribution plans
Costs related to defined contribution plans	$ 39	$ 29	$ 34

Postemployment benefit plans (Details 7) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of long-term liability:
Pensions	$ 3,219	$ 3,767	$ 5,776
Postretirement benefits other than pensions	4,017	3,361	3,946
Other postemployment benefits	69	63	73
Defined contribution	279	229	180
Liability for postemployment benefits	7,584	7,420	9,975
U.S. Pension Benefits
Summary of long-term liability:
Pensions	2,246	3,018	4,734
Non-U.S. Pension Benefits
Summary of long-term liability:
Pensions	$ 973	$ 749	$ 1,042

Short-term borrowings (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Short-term borrowings:
Short-term borrowings, machinery and power systems	$ 204	$ 433	$ 1,632
Short-term borrowings, financial products	3,852	3,650	5,577
Total short-term borrowings	4,056	4,083	7,209
Notes payable to banks
Short-term borrowings:
Short-term borrowings, machinery and power systems	204	260	668
Short-term borrowings, financial products	479	793	817
Weighted-average interest rates on short-term borrowings (as a percent)	4.10%	4.60%	5.50%
Commercial paper
Short-term borrowings:
Short-term borrowings, machinery and power systems		173	964
Short-term borrowings, financial products	2,710	2,162	4,217
Weighted-average interest rates on short-term borrowings (as a percent)	1.50%	1.20%	2.00%
Demand notes
Short-term borrowings:
Short-term borrowings, financial products	$ 663	$ 695	$ 543
Weighted-average interest rates on short-term borrowings (as a percent)	1.10%	2.00%	3.60%

Long-term debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Debt
Total Machinery and Power Systems	$ 4,505	$ 5,652	$ 5,736
Total Financial Products	15,932	16,195	17,098
Total long-term debt due after one year	20,437	21,847	22,834
Machinery and Power Systems
Debt
Other	66	707	710
Machinery and Power Systems | Notes-6.550% due 2011
Debt
Debt instrument, interest rate (as a percent)		6.55%	6.55%
Notes		251	250
Percentage of the redemption price to the principal amount of debentures to be redeemed (as a percent)	100.00%
Machinery and Power Systems | Notes-5.700% due 2016
Debt
Debt instrument, interest rate (as a percent)	5.70%	5.70%	5.70%
Notes	512	515	517
Percentage of the redemption price to the principal amount of debentures to be redeemed (as a percent)	100.00%
Machinery and Power Systems | Debentures-9.375% due 2011
Debt
Debt instrument, interest rate (as a percent)		9.38%	9.38%
Debentures		123	123
Machinery and Power Systems | Debentures-7.000% due 2013
Debt
Debt instrument, interest rate (as a percent)	7.00%	7.00%	7.00%
Debentures	350	350	350
Machinery and Power Systems | Debentures-7.900% due 2018
Debt
Debt instrument, interest rate (as a percent)	7.90%	7.90%	7.90%
Debentures	899	899	898
Machinery and Power Systems | Debentures-9.375% due 2021
Debt
Debt instrument, interest rate (as a percent)	9.38%	9.38%	9.38%
Debentures	120	120	120
Machinery and Power Systems | Debentures-8.000% due 2023
Debt
Debt instrument, interest rate (as a percent)	8.00%	8.00%	8.00%
Debentures	82	82	82
Machinery and Power Systems | Debentures-6.625% due 2028
Debt
Debt instrument, interest rate (as a percent)	6.63%	6.63%	6.63%
Debentures	299	299	299
Percentage of the redemption price to the principal amount of debentures to be redeemed (as a percent)	100.00%
Machinery and Power Systems | Debentures-7.300% due 2031
Debt
Debt instrument, interest rate (as a percent)	7.30%	7.30%	7.30%
Debentures	349	349	349
Percentage of the redemption price to the principal amount of debentures to be redeemed (as a percent)	100.00%
Machinery and Power Systems | Debentures-5.300% due 2035
Debt
Debt instrument, interest rate (as a percent)	5.30%	5.30%	5.30%
Debentures	205	204	203
Debentures, face value	307
Debentures' effective yield to maturity (as a percent)	8.55%
Percentage of the redemption price to the principal amount of debentures to be redeemed (as a percent)	100.00%
Machinery and Power Systems | Debentures-6.050% due 2036
Debt
Debt instrument, interest rate (as a percent)	6.05%	6.05%	6.05%
Debentures	748	748	748
Percentage of the redemption price to the principal amount of debentures to be redeemed (as a percent)	100.00%
Machinery and Power Systems | Debentures-8.250% due 2038
Debt
Debt instrument, interest rate (as a percent)	8.25%	8.25%	8.25%
Debentures	248	248	248
Machinery and Power Systems | Debentures-6.950% due 2042
Debt
Debt instrument, interest rate (as a percent)	6.95%	6.95%	6.95%
Debentures	249	249	249
Percentage of the redemption price to the principal amount of debentures to be redeemed (as a percent)	100.00%
Machinery and Power Systems | Debentures-7.375% due 2097
Debt
Debt instrument, interest rate (as a percent)	7.38%	7.38%	7.38%
Debentures	297	297	297
Percentage of the redemption price to the principal amount of debentures to be redeemed (as a percent)	100.00%
Machinery and Power Systems | Capital lease obligations
Debt
Capital lease obligations	81	211	293
Financial Products
Debt
Commercial paper		71	1,500
Medium-term notes	14,993	15,363	15,073
Other	$ 939	$ 761	$ 525

Long-term debt (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended							1 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Machinery and Power Systems	Dec. 31, 2010 Financial Products	Dec. 31, 2009 Financial Products	Dec. 31, 2008 Financial Products	Dec. 31, 2008 Debentures-7.000% due 2013	Dec. 31, 2008 Debentures-7.900% due 2018	Dec. 31, 2008 Debentures-8.250% due 2038
Debt
Debentures issued								$ 350	$ 900	$ 250
Commercial paper outstanding, classified as long-term						71	1,500
Medium-term notes, weighted-average interest rate (as a percent)	4.60%
Medium-term notes, maximum remaining maturity (in years)	18
2011	3,925			495	3,430
2012	4,906			81	4,825
2013	4,609			366	4,243
2014	2,023			8	2,015
2015	892			5	887
Medium-term notes, callable	684
Interest paid on short-term and long-term borrowings	$ 1,247	$ 1,411	$ 1,451

Credit commitments (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2010 Machinery and Power Systems	Dec. 31, 2010 Financial Products	Dec. 31, 2010 Cat Financial Credit Facility	Dec. 31, 2010 Credit Facility	Dec. 31, 2010 Five-year facility expires in September 2012	Dec. 31, 2010 Four-year facility expires in September 2014	Dec. 31, 2010 364-day facility expires in September 2011	Dec. 31, 2010 Consolidated credit lines with banks	Dec. 31, 2010 Bridge Facility	Nov. 14, 2010 Bridge Facility	Dec. 31, 2010 Cat Financial
Credit lines available:
Global credit facilities	$ 7,230,000,000	$ 1,500,000,000	$ 5,730,000,000	$ 5,730,000,000	$ 7,230,000,000	$ 1,620,000,000	$ 2,090,000,000	$ 3,520,000,000
Other external	4,658,000,000	853,000,000	3,805,000,000						4,660,000,000
Total credit lines available	11,888,000,000	2,353,000,000	9,535,000,000								8,600,000,000
Less: Global credit facilities supporting commercial paper	(2,710,000,000)		(2,710,000,000)
Less: Utilized credit	(2,217,000,000)	(135,000,000)	(2,082,000,000)
Available credit	6,961,000,000	2,218,000,000	4,743,000,000
Number of global credit facilities	3
Duration of credit facility (in years)						5	4				1
Duration of credit facility (in days)								364
Consolidated net worth	15,560,000,000
Minimum consolidated net worth required under credit facilities	9,000,000,000
Interest coverage ratio												1.34 to 1
Minimum interest coverage ratio required under credit facilities												1.15 to 1
Leverage ratio												7.02 to 1
Maximum leverage ratio permissible under credit facility												10 to 1
Payment of customary fees and expenses										46,000,000
Estimated payment of customary fees and expenses										$ 20,000,000

Profit per share (Details) (USD $) In Millions, except Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Profit per share
Profit for the period (A) (in millions of dollars)	$ 968	$ 792	$ 707	$ 233	$ 232	$ 404	$ 371	$ (112)	$ 2,700	[1]	$ 895	[1]	$ 3,557	[1]
Weighted-average common shares outstanding (millions)
Weighted-average number of common shares outstanding (B)									631,500,000		615,200,000		610,500,000
Shares issuable on exercise of stock awards, net of shares assumed to be purchased out of proceeds at average market price									18,900,000		10,800,000		17,400,000
Average common shares outstanding for fully diluted computation (C)									650,400,000	[2]	626,000,000	[2]	627,900,000	[2]
Profit (loss) per share of common stock:
Assuming no dilution (A/B) (in dollars per share)	$ 1.52	$ 1.25	$ 1.12	$ 0.37	$ 0.37	$ 0.65	$ 0.61	$ (0.19)	$ 4.28		$ 1.45		$ 5.83
Assuming full dilution (A/C) (in dollars per share)	$ 1.47	$ 1.22	$ 1.09	$ 0.36	$ 0.36	$ 0.64	$ 0.6	$ (0.19)	$ 4.15	[2]	$ 1.43	[2]	$ 5.66	[2]
Shares outstanding as of December 31	638,800,000				624,700,000				638,800,000		624,700,000		601,500,000
Common shares under SARs and stock options not included in the computation of diluted earnings per share (in shares)									5,228,763		18,577,553		5,468,512

[1]	Profit attributable to common stockholders.
[2]	Diluted by assumed exercise of stock-based compensation awards, using the treasury stock method.

Fair value disclosures (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets-
Total available-for-sale securities	$ 1,370	$ 1,322	$ 1,132
Derivative financial instruments, net	267	236	625
Securitized retained interests		102	52
Total Assets	1,637	1,660	1,809
Liabilities-
Guarantees	10	17	14
Total Liabilities	10	17	14
U.S. treasury bonds | Level 1
Assets-
Total available-for-sale securities	12	14
Large capitalization value | Level 1
Assets-
Total available-for-sale securities	122	89
Smaller company growth | Level 1
Assets-
Total available-for-sale securities	31	24
Level 1
Assets-
Total available-for-sale securities	165	127	140
Total Assets	165	127	140
Other U.S. and non-U.S. government bonds | Level 2
Assets-
Total available-for-sale securities	77	65
Corporate bonds | Level 2
Assets-
Total available-for-sale securities	511	475
Asset-backed securities | Level 2
Assets-
Total available-for-sale securities	136	134
U.S. governmental agency mortgage-backed securities | Level 2
Assets-
Total available-for-sale securities	273	308
Residential mortgage-backed securities | Level 2
Assets-
Total available-for-sale securities	40	51
Commercial mortgage-backed securities | Level 2
Assets-
Total available-for-sale securities	168	162
Level 2
Assets-
Total available-for-sale securities	1,205	1,195	992
Derivative financial instruments, net	267	236	625
Total Assets	1,472	1,431	1,617
Level 3
Assets-
Securitized retained interests		102	52
Total Assets		102	52
Liabilities-
Guarantees	10	17	14
Total Liabilities	10	17	14
U.S. treasury bonds
Assets-
Total available-for-sale securities	12	14	15
Other U.S. and non-U.S. government bonds
Assets-
Total available-for-sale securities	77	65	14
Corporate bonds
Assets-
Total available-for-sale securities	511	475	321
Asset-backed securities
Assets-
Total available-for-sale securities	136	134	138
U.S. governmental agency mortgage-backed securities
Assets-
Total available-for-sale securities	273	308	324
Residential mortgage-backed securities
Assets-
Total available-for-sale securities	40	51	60
Commercial mortgage-backed securities
Assets-
Total available-for-sale securities	168	162	129
Large capitalization value
Assets-
Total available-for-sale securities	122	89	113
Smaller company growth
Assets-
Total available-for-sale securities	$ 31	$ 24	$ 18

Fair value disclosures (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Fair Value, Liabilities Measured on Recurring Basis Unobservable Input Reconciliation
Impaired loans	$ 171	$ 208	$ 108
Level 2
Fair Value, Liabilities Measured on Recurring Basis Unobservable Input Reconciliation
Impaired loans	171	208	108
Financial Products | Level 3 | Securitized Retained Interests
Fair Value, Liabilities Measured on Recurring Basis Unobservable Input Reconciliation
Unrealized losses on securitized retained interests recognized in earnings, assets still held at period end		28	23
Financial Products | Level 3 | Guarantees
Fair Value, Liabilities Measured on Recurring Basis Unobservable Input Reconciliation
Unrealized losses on guarantees recognized in earnings, liabilities still held at period end			8
Level 3 | Securitized Retained Interests
Fair Value, Assets Measured on Recurring Basis Unobservable Input Reconciliation
Balance	102	52	49
Adjustment to adopt accounting for variable-interest entities	(102)
Gains or losses included in earnings (realized and unrealized)		(31)	(21)
Changes in Accumulated other comprehensive income (loss)		6	(13)
Purchases, issuances and settlements		75	37
Balance		102	52
Level 3 | Guarantees
Fair Value, Liabilities Measured on Recurring Basis Unobservable Input Reconciliation
Balance	17	14	12
Valuation adjustment	(6)
Issuance of guarantees	7
Expiration of guarantees	(8)
Gains or losses included in earnings (realized and unrealized).			7
Purchases, issuances and settlements		3	(5)
Balance	$ 10	$ 17	$ 14

Fair value disclosures (Details 3) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Assets
Cash and short-term investments	$ 3,592	$ 4,867	$ 2,736	$ 1,122
Available-for-sale securities	1,370	1,322	1,132
Securitized retained interests		102	52
Liabilities
Short-term borrowings	4,056	4,083	7,209
Guarantees	10	17	14
Machinery and Power Systems | Carrying Amount
Liabilities
Long-term debt (including amounts due within one year)	5,000	5,954	6,192
Financial Products | Carrying Amount
Liabilities
Long-term debt (including amounts due within one year)	19,362	21,594	22,134
Carrying Amount
Assets
Cash and short-term investments	3,592	4,867	2,736
Restricted cash and short-term investments	91	37	12
Available-for-sale securities	1,370	1,322	1,132
Finance receivables-net (excluding finance leases)	12,568	13,077	14,367
Wholesale inventory receivables-net (excluding finance leases)	1,062	660	1,232
Foreign currency contracts-net	63	192	254
Interest rate swaps-net	187	34	371
Commodity contracts-net	17	10
Securitized retained interests		102	52
Liabilities
Short-term borrowings	4,056	4,083	7,209
Guarantees	10	17	14
Machinery and Power Systems | Fair Value
Liabilities
Long-term debt (including amounts due within one year)	5,968	6,674	6,290
Financial Products | Fair Value
Liabilities
Long-term debt (including amounts due within one year)	20,364	22,367	21,259
Fair Value
Assets
Cash and short-term investments	3,592	4,867	2,736
Restricted cash and short-term investments	91	37	12
Available-for-sale securities	1,370	1,322	1,132
Finance receivables-net (excluding finance leases)	12,480	13,234	13,483
Wholesale inventory receivables-net (excluding finance leases)	1,017	646	1,154
Foreign currency contracts-net	63	192	254
Interest rate swaps-net	187	34	371
Commodity contracts-net	17	10
Securitized retained interests		102	52
Liabilities
Short-term borrowings	4,056	4,083	7,209
Guarantees	10	17	14
Carrying amount of assets excluded from measurement at fair value
Assets
Finance leases	$ 7,292	$ 7,780	$ 8,951

Concentration of credit risk (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Concentration of credit risk
Derivative contracts, maximum exposure to credit loss	$ 576	$ 514	$ 1,051

Operating leases (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating leases
Rental expense for operating leases	$ 359	$ 381	$ 402
Minimum payments for operating leases having initial or remaining non-cancelable terms
2011	284
2012	228
2013	177
2014	156
2015	124
Thereafter	379
Total	$ 1,348

Guarantees and Product Warranty (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Guarantees and product warranty
Related liability	$ 10	$ 17	$ 14
Guarantor Obligations
Guarantees, maximum potential amount of future payments	420	623	579
Financial Special-Purpose Company's assets in Consolidated Statement of Financial Position	365	231	477
Financial Special-Purpose Company's liabilities in Consolidated Statement of Financial Position	365	231	477
Unused commitments and lines of credit for dealers	6,408	7,312	8,918
Unused commitments and lines of credit for customers	2,613	2,089	3,085
Caterpillar dealer guarantees
Guarantor Obligations
Guarantees, maximum potential amount of future payments	185	313	375
Customer guarantees
Guarantor Obligations
Guarantees, maximum potential amount of future payments	170	226	136
Limited indemnity
Guarantor Obligations
Guarantees, maximum potential amount of future payments	17	20	25
Other guarantees
Guarantor Obligations
Guarantees, maximum potential amount of future payments	$ 48	$ 64	$ 43

Guarantees and Product Warranty (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Movement in Standard Product Warranty Accrual
Warranty liability, beginning balance	$ 1,049	$ 1,201	$ 1,045
Payments	(855)	(1,032)	(1,074)
Provisions	841	880	1,230
Warranty liability, ending balance	1,035	1,049	1,201
Changes in estimates for pre-existing warranties		$ 181

Environmental and Legal Matters (Details) (USD $)	1 Months Ended
	Jul. 31, 2010 Shipment of Engines and Catalytic Converters Separately	Jan. 31, 2010 Release of Wastewater into the Des Plaines River	Feb. 28, 2009 Release of Wastewater into the Des Plaines River gal	Mar. 31, 2010 Release of Wastewater into the Perupont River
Environmental Contingency, Penalties and Information
Civil penalty demanded as issued by the Department of Justice.	$ 3,200,000
Likely penalties, amount that could be exceeded	100,000			100,000
Gallons of wastewater (in gallons)			3,000
Counts of environmental violations, (in number of counts)			7
Civil penalties as per revised notice		$ 167,800

Segment information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Information
Segment profit (loss)			$ 2,204
Machinery and Power Systems | Reportable segments
Segment Reporting Information
External sales and revenues		37,776	27,753	45,645
Inter-segment sales and revenues		3,252	1,785	3,087
Total sales and revenues		41,028	29,538	48,732
Depreciation and amortization		1,298	1,307	998
Segment profit (loss)		4,860	1,180	5,026
Segment assets		19,140	17,038	18,124
Capital expenditures		1,482	1,177	2,069
Construction Industries | Reportable segments
Segment Reporting Information
External sales and revenues		13,572	8,507	16,763
Inter-segment sales and revenues		674	516	838
Total sales and revenues		14,246	9,023	17,601
Depreciation and amortization		515	555	305
Segment profit (loss)		783	(768)	1,246
Segment assets		6,927	6,600	6,979
Capital expenditures		576	403	762
Resource Industries | Reportable segments
Segment Reporting Information
External sales and revenues		8,667	5,857	10,254
Inter-segment sales and revenues		894	414	696
Total sales and revenues		9,561	6,271	10,950
Depreciation and amortization		281	313	284
Segment profit (loss)		1,789	288	1,258
Segment assets		3,892	3,773	4,100
Capital expenditures		339	243	468
Power Systems | Reportable segments
Segment Reporting Information
External sales and revenues		15,537	13,389	18,628
Inter-segment sales and revenues		1,684	855	1,553
Total sales and revenues		17,221	14,244	20,181
Depreciation and amortization		502	439	409
Segment profit (loss)		2,288	1,660	2,522
Segment assets		8,321	6,665	7,045
Capital expenditures		567	531	839
Financial Products Segment | Reportable segments
Segment Reporting Information
External sales and revenues		2,946	3,139	3,561
Total sales and revenues		2,946	3,139	3,561
Depreciation and amortization		715	742	755
Segment profit (loss)		429	399	548
Segment assets		30,346	32,230	34,578
Capital expenditures		960	976	1,608
Reportable segments
Segment Reporting Information
Operating segments (in number of segments)	7	25
Reportable segments (in number of segments)	4	12
Number of operating segments led by Group Presidents	3
Number of operating segments led by Group president responsible for corporate services	1
Number of smaller operating segments led by Group President	3
Useful life of goodwill (in years)	20
External sales and revenues		40,722	30,892	49,206
Inter-segment sales and revenues		3,252	1,785	3,087
Total sales and revenues		43,974	32,677	52,293
Depreciation and amortization		2,013	2,049	1,753
Segment profit (loss)		5,289	1,579	5,574
Segment assets		49,486	49,268	52,702
Capital expenditures		$ 2,442	$ 2,153	$ 3,677

Segment information (Details 2) (USD $) In Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Revenue Reconciling Item
Sales and revenues	$ 12,807	$ 11,134	$ 10,409	$ 8,238	$ 7,898	$ 7,298	$ 7,975	$ 9,225	$ 42,588	$ 32,396	$ 51,324
Machinery and Power Systems | Reportable segments
Segment Reporting Revenue Reconciling Item
Sales and revenues									37,776	27,753	45,645
Financial Products | Reportable segments
Segment Reporting Revenue Reconciling Item
Sales and revenues									2,946	3,139	3,561
Reportable segments
Segment Reporting Revenue Reconciling Item
Sales and revenues									40,722	30,892	49,206
Machinery and Power Systems | All other operating segments
Segment Reporting Revenue Reconciling Item
Sales and revenues									2,156	1,791	2,459
All other operating segments
Segment Reporting Revenue Reconciling Item
Sales and revenues									2,156	1,791	2,459
Machinery and Power Systems | Other,
Segment Reporting Revenue Reconciling Item
Sales and revenues									(65)	(4)	(60)
Financial Products | Other,
Segment Reporting Revenue Reconciling Item
Sales and revenues									40	29	27
Other,
Segment Reporting Revenue Reconciling Item
Sales and revenues									(290)	(287)	(341)
Other, | Consolidating Adjustments
Segment Reporting Revenue Reconciling Item
Sales and revenues									(265)	(312)	(308)
Machinery and Power Systems
Segment Reporting Revenue Reconciling Item
Sales and revenues									39,867	29,540	48,044
Financial Products
Segment Reporting Revenue Reconciling Item
Sales and revenues									2,986	3,168	3,588
Consolidating Adjustments
Segment Reporting Revenue Reconciling Item
Sales and revenues									$ (265)	$ (312)	$ (308)

Segment information (Details 3) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of Consolidated profit (loss) before taxes
Total profit from reportable segments		$ 2,204
All other operating segments	720	625	715
Cost centers	(11)	(50)	(45)
Corporate costs	(954)	(654)	(1,016)
Timing	(64)	203	(194)
Redundancy charges	(33)	(664)	(30)
Methodology differences:
Inventory/cost of sales	(134)	102	(19)
Postretirement benefit expense	(640)	(346)	(35)
Financing costs	(314)	(348)	(227)
Equity in profit of unconsolidated affiliated companies	24	12	(37)
Currency	(4)	255	(50)
Other income/expense methodology differences	(131)	(157)	(135)
Other methodology differences	2	12
Consolidated profit before taxes	3,750	569	4,501
Machinery and Power Systems
Reconciliation of Consolidated profit (loss) before taxes
All other operating segments	720	625	715
Cost centers	(11)	(50)	(45)
Corporate costs	(954)	(654)	(1,016)
Timing	(64)	203	(194)
Redundancy charges	(33)	(654)	(30)
Methodology differences:
Inventory/cost of sales	(134)	102	(19)
Postretirement benefit expense	(640)	(346)	(35)
Financing costs	(314)	(348)	(227)
Equity in profit of unconsolidated affiliated companies	24	12	(38)
Currency	(4)	255	(50)
Other income/expense methodology differences	(131)	(157)	(135)
Other methodology differences	(16)	6	(5)
Consolidated profit before taxes	3,303	174	3,947
Machinery and Power Systems | Reportable segments
Reconciliation of Consolidated profit (loss) before taxes
Total profit from reportable segments	4,860	1,180	5,026
Financial Products
Reconciliation of Consolidated profit (loss) before taxes
Redundancy charges		(10)
Methodology differences:
Equity in profit of unconsolidated affiliated companies			1
Other methodology differences	18	6	5
Consolidated profit before taxes	447	395	554
Financial Products | Reportable segments
Reconciliation of Consolidated profit (loss) before taxes
Total profit from reportable segments	429	399	548
Reportable segments
Reconciliation of Consolidated profit (loss) before taxes
Total profit from reportable segments	$ 5,289	$ 1,579	$ 5,574

Segment information (Details 4) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of Redundancy Costs
Redundancy costs charged to operating segments		$ 42
Segment profit (loss)		2,204
Redundancy costs	(33)	(664)	(30)
Segment profit (loss) with redundancy costs		1,540
Construction Industries | Reportable segments
Reconciliation of Redundancy Costs
Segment profit (loss)	783	(768)	1,246
Redundancy costs		(256)
Segment profit (loss) with redundancy costs		(1,024)
Resource Industries | Reportable segments
Reconciliation of Redundancy Costs
Segment profit (loss)	1,789	288	1,258
Redundancy costs		(183)
Segment profit (loss) with redundancy costs		105
Power Systems | Reportable segments
Reconciliation of Redundancy Costs
Segment profit (loss)	2,288	1,660	2,522
Redundancy costs		(139)
Segment profit (loss) with redundancy costs		1,521
Financial Products Segment | Reportable segments
Reconciliation of Redundancy Costs
Segment profit (loss)	429	399	548
Redundancy costs		(10)
Segment profit (loss) with redundancy costs		389
All other operating segments
Reconciliation of Redundancy Costs
Segment profit (loss)		625
Redundancy costs		(76)
Segment profit (loss) with redundancy costs		549
Reportable segments
Reconciliation of Redundancy Costs
Segment profit (loss)	$ 5,289	$ 1,579	$ 5,574

Segment information (Details 5) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Asset Reconciling Item
Total assets from reportable segments	$ 49,486	$ 49,268	$ 52,702
All other operating segments	2,472	2,373	3,400
Items not included in segment assets:
Cash and short-term investments	1,825	2,239	1,517
Deferred income taxes	3,226	3,743	4,290
Goodwill, intangible assets and other assets	1,511	1,329	1,263
Operating lease methodology difference	(567)	(578)	(425)
Liabilities included in segment assets	8,758	5,053	7,212
Inventory methodology differences	(2,913)	(2,780)	(2,750)
Other	222	(609)	573
Total assets	64,020	60,038	67,782
Machinery and Power Systems
Segment Reporting Asset Reconciling Item
Total assets from reportable segments	19,140	17,038	18,124
All other operating segments	2,472	2,373	3,400
Items not included in segment assets:
Cash and short-term investments	1,825	2,239	1,517
Intercompany receivables	618	106	540
Investment in Financial Products	4,275	4,514	3,788
Deferred income taxes	3,745	4,177	4,739
Goodwill, intangible assets and other assets	1,511	1,329	1,263
Operating lease methodology difference	(567)	(578)	(425)
Liabilities included in segment assets	8,758	5,053	7,212
Inventory methodology differences	(2,913)	(2,780)	(2,750)
Other	627	725	871
Total assets	39,491	34,196	38,279
Financial Products
Segment Reporting Asset Reconciling Item
Total assets from reportable segments	30,346	32,230	34,578
Items not included in segment assets:
Other	(233)	(255)	(197)
Total assets	30,113	31,975	34,381
Consolidating Adjustments
Items not included in segment assets:
Intercompany receivables	(618)	(106)	(540)
Investment in Financial Products	(4,275)	(4,514)	(3,788)
Deferred income taxes	(519)	(434)	(449)
Other	(172)	(1,079)	(101)
Total assets	$ (5,584)	$ (6,133)	$ (4,878)

Segment information (Details 6) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Items not included in segment depreciation and amortization:
All other operating segments	$ 194	$ 177	$ 159
Cost centers	97	128	133
Other	(8)	(18)	(65)
Total depreciation and amortization	2,296	2,336	1,980
Machinery and Power Systems
Items not included in segment depreciation and amortization:
All other operating segments	194	177	159
Cost centers	97	128	133
Other	(16)	(18)	(65)
Total depreciation and amortization	1,573	1,594	1,225
Machinery and Power Systems | Reportable segments
Segment Reporting Information, Depreciation, Depletion and Amortization Expense
Total depreciation and amortization from reportable segments	1,298	1,307	998
Financial Products
Items not included in segment depreciation and amortization:
Other	8
Total depreciation and amortization	723	742	755
Financial Products | Reportable segments
Segment Reporting Information, Depreciation, Depletion and Amortization Expense
Total depreciation and amortization from reportable segments	715	742	755
Reportable segments
Segment Reporting Information, Depreciation, Depletion and Amortization Expense
Total depreciation and amortization from reportable segments	$ 2,013	$ 2,049	$ 1,753

Segment information (Details 7) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Items not included in segment capital expenditures:
All other operating segments	$ 285	$ 87	$ 199
Cost centers	105	65	193
Timing	(180)	156	(125)
Other	(66)	11	(58)
Total capital expenditures	2,586	2,472	3,886
Machinery and Power Systems
Items not included in segment capital expenditures:
All other operating segments	285	87	199
Cost centers	105	65	193
Timing	(180)	156	(125)
Other	(29)	15	(40)
Total capital expenditures	1,663	1,500	2,296
Machinery and Power Systems | Reportable segments
Segment Reporting Information, Capital Expenditure
Total capital expenditures from reportable segments	1,482	1,177	2,069
Financial Products
Items not included in segment capital expenditures:
Other	32		4
Total capital expenditures	992	976	1,612
Financial Products | Reportable segments
Segment Reporting Information, Capital Expenditure
Total capital expenditures from reportable segments	960	976	1,608
Consolidating Adjustments
Items not included in segment capital expenditures:
Other	(69)	(4)	(22)
Total capital expenditures	(69)	(4)	(22)
Reportable segments
Segment Reporting Information, Capital Expenditure
Total capital expenditures from reportable segments	$ 2,442	$ 2,153	$ 3,677

Segment information (Details 8) (USD $) In Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Information
External sales and revenues	$ 12,807	$ 11,134	$ 10,409	$ 8,238	$ 7,898	$ 7,298	$ 7,975	$ 9,225	$ 42,588	$ 32,396	$ 51,324
External sales and revenues from Financial Products	666	682	686	687	705	715	721	715	2,721	2,856	3,280
External sales and revenues from Machinery or Power Systems	12,141	10,452	9,723	7,551	7,193	6,583	7,254	8,510	39,867	29,540	48,044
Net property, plant and equipment	12,539				12,386				12,539	12,386	12,524
Financial Products
Segment Reporting Information
External sales and revenues									2,986	3,168	3,588
United States
Segment Reporting Information
External sales and revenues									13,674	10,560	17,291
Net property, plant and equipment	6,427				6,260				6,427	6,260	6,473
Outside the United States
Segment Reporting Information
External sales and revenues									28,914	21,836	34,033
Net property, plant and equipment	6,112				6,126				6,112	6,126	6,051
Japan
Segment Reporting Information
Net property, plant and equipment	1,266				1,432				1,266	1,432	1,533
Canada
Segment Reporting Information
Net property, plant and equipment	893				943				893	943	882
United Kingdom
Segment Reporting Information
Net property, plant and equipment	$ 745				$ 731				$ 745	$ 731	$ 725

Business combinations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended		1 Months Ended					1 Months Ended		1 Months Ended			1 Months Ended		1 Months Ended			1 Months Ended	3 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Aug. 02, 2008	Dec. 31, 2010 NC2 Joint Venture	Dec. 31, 2009 NC2 Joint Venture	Apr. 30, 2008 Lovat Inc.	Dec. 31, 2008 Lovat Inc.	Dec. 31, 2008 Gremada Industries Inc.	Aug. 31, 2008 Gremada Industries Inc.	Jul. 31, 2008 Gremada Industries Inc.	Aug. 30, 2008 Shin Caterpillar Mitsubishi Ltd. (SCM)	Aug. 02, 2008 Shin Caterpillar Mitsubishi Ltd. (SCM)	May 31, 2010 FCM Rail Ltd.	Dec. 31, 2010 FCM Rail Ltd.	Oct. 31, 2010 FCM Rail Ltd.	Mar. 31, 2010 GE Transportation's Inspection Products Business	Dec. 31, 2010 GE Transportation's Inspection Products Business	Mar. 31, 2010 JCS Company, Ltd.	Dec. 31, 2010 JCS Company, Ltd.	Jun. 30, 2010 JCS Company, Ltd.	Aug. 31, 2010 Electro-Motive Diesel	Dec. 31, 2010 Electro-Motive Diesel	Dec. 31, 2010 Electro-Motive Diesel In-process research and development	Aug. 31, 2010 Electro-Motive Diesel In-process research and development
Business Acquisition
Contribution to joint venture					$ 80	$ 19
Additional payments for joint venture committed to be paid						40
Required funding period of the joint venture (in years)						3
Percentage of equity acquired (as a percent)							100.00%							100.00%					100.00%			100.00%
Cost of acquired entity, purchase price							49				62			97			46		34			901
Liabilities assumed														82			9		8			518
Net tangible assets acquired and liabilities assumed							10				21
Finite-lived intangible assets acquired	409						17	17					54	10	10		28	28	12	12		329	329
Amortization period of finite-lived intangible assets obtained through acquisition (in years)							6					9		15			13		9			15
Goodwill acquired in business combination							22	22	41				206	17	17		15	15	8	8		286	286
Goodwill acquired in business combination, tax deductible											41						8
Cost of acquisition paid in cash											60			32					32			928
Final net working capital adjustment																							27
Cost of acquisition, post-closing adjustment paid										2						1	1				2
Cat Japan, consolidated subsidiary, Caterpillar majority percentage ownership (as a percent)				67.00%									67.00%
Cat Japan, consolidated subsidiary, MHI minority percentage ownership (as a percent)				33.00%									33.00%
Equity method investee ownership percentage before all transactions (as a percent)													50.00%
Price SCM paid in redemption of half of MHI's shares												464
Redemption, increase in entity's ownership interest (as a percent)												17.00%
Increase in property, plant and equipment following redemption													78
Increase in inventory following redemption													8
Inventory acquired																						549
Weighted Amortizable Life (Years)	14	15	15
Deferred tax liabilities acquired													57									104
Consolidation of Cat Japan, increase in assets													2,396
Consolidation of Cat Japan, increase in property, plant and equipment													1,279
Consolidation of Cat Japan, increase in inventory													640
Consolidation of Cat Japan, increase in receivables													612
Consolidation of Cat Japan, increase in goodwill and intangibles													260
Consolidation of Cat Japan, reduction in investment in affiliates													528
Consolidation of Cat Japan, net increase in liabilities													2,045
Consolidation of Cat Japan, increase in debt													1,388
Redeemable noncontrolling interest (Note 24)	461	477	524										464
Book value of the 33 percent noncontrolling interest													351
Consolidation of Cat Japan, reduction of Profit employed in the business													113
Impairment of goodwill		22
Debt assumed														59
Additional amount to be paid by May 2012.														5
Receivables acquired																						186
Property, plant and equipment acquired																						131
Tangible assets acquired in business combination														93			12		22			890
Accounts payable assumed																						124
Accrued expenses assumed																						161
Indefinite-lived intangible assets acquired in business combinations																								$ 18	$ 18

Redeemable Noncontrolling Interest - Caterpillar Japan Ltd. (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Aug. 02, 2008
Redeemable Noncontrolling Interest - Caterpillar Japan Ltd.
Cat Japan, consolidated subsidiary, Caterpillar majority percentage ownership (as a percent)				67.00%
Cat Japan, consolidated subsidiary, MHI minority percentage ownership (as a percent)				33.00%
Increase or decrease in profit employed in the business, due to adjustments to carrying value of redeemable noncontrolling interest	$ 27	$ 81
Increase or Decrease in carrying value of redeemable noncontrolling interest due to subsidiary's comprehensive income or loss	55	(53)	(2)
Increase or decrease in profit employed in the business due to adjusting the carrying value of redeemable noncontrolling interest to the redemption value	55	(53)	(2)
Redeemable noncontrolling interest, after exchange rates impact.	$ 461	$ 477	$ 524

Employee separation charges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee separation charges by geographic region
Liability balance at beginning of period	$ 49	$ 11
Increase in liability (separation charges)	33	481	30
Reduction in liability (payments and other adjustments)	(60)	(443)	(19)
Liability balance at end of period	22	49	11
Curtailments, settlements and special termination benefits		225
Impacted employees during the period		15,868	3,085
Machinery and Power Systems | North America
Employee separation charges by geographic region
Liability balance at beginning of period	14	4
Increase in liability (separation charges)	17	323	4
Reduction in liability (payments and other adjustments)	(26)	(313)
Liability balance at end of period	5	14	4
Financial Products | North America
Employee separation charges by geographic region
Increase in liability (separation charges)		8
Reduction in liability (payments and other adjustments)		(8)
Machinery and Power Systems | Latin America
Employee separation charges by geographic region
Liability balance at beginning of period		2
Increase in liability (separation charges)		15	9
Reduction in liability (payments and other adjustments)		(17)	(7)
Liability balance at end of period			2
Machinery and Power Systems | EAME
Employee separation charges by geographic region
Liability balance at beginning of period	29	5
Increase in liability (separation charges)	8	102	17
Reduction in liability (payments and other adjustments)	(23)	(78)	(12)
Liability balance at end of period	14	29	5
Financial Products | EAME
Employee separation charges by geographic region
Increase in liability (separation charges)	1	2
Reduction in liability (payments and other adjustments)		(2)
Machinery and Power Systems | Asia/Pacific
Employee separation charges by geographic region
Liability balance at beginning of period	6
Increase in liability (separation charges)	7	31
Reduction in liability (payments and other adjustments)	(11)	(25)
Liability balance at end of period	2	6
Financial Products
Employee separation charges by geographic region
Increase in liability (separation charges)	1	10
Reduction in liability (payments and other adjustments)		(10)
Liability balance at end of period	$ 1

Employee separation charges (Details 2)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008
Summary of the number of employees that accepted or were subject to the programs
Impacted employees at beginning of period	1,505
Impacted employees during the period	15,868	3,085
Employee separations during the period	(16,970)	(1,580)
Impacted employees remaining at the end of period	403	1,505
U.S. Voluntary Separation Program
Employee Separation Charges.
Number of employees accepting the program	2,182
Other U.S. Separation Programs
Employee Separation Charges.
Number of employees accepting the program	6,611
Non-U.S. Separation Programs
Employee Separation Charges.
Number of employees accepting the program	7,075

Selected quarterly financial results (unaudited) (Details) (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Selected quarterly financial results (unaudited)
Sales and revenues	$ 12,807	$ 11,134	$ 10,409	$ 8,238	$ 7,898	$ 7,298	$ 7,975	$ 9,225	$ 42,588		$ 32,396		$ 51,324
Less: Revenues	(666)	(682)	(686)	(687)	(705)	(715)	(721)	(715)	(2,721)		(2,856)		(3,280)
Sales	12,141	10,452	9,723	7,551	7,193	6,583	7,254	8,510	39,867		29,540		48,044
Cost of goods sold	9,349	7,752	7,372	5,894	5,852	5,255	5,752	7,027	30,367		23,886		38,415
Gross margin	2,792	2,700	2,351	1,657	1,341	1,328	1,502	1,483
Profit (loss)	$ 968	$ 792	$ 707	$ 233	$ 232	$ 404	$ 371	$ (112)	$ 2,700	[1]	$ 895	[1]	$ 3,557	[1]
Profit per common share (in dollars per share)	$ 1.52	$ 1.25	$ 1.12	$ 0.37	$ 0.37	$ 0.65	$ 0.61	$ (0.19)	$ 4.28		$ 1.45		$ 5.83
Profit per common share - diluted (in dollars per share)	$ 1.47	$ 1.22	$ 1.09	$ 0.36	$ 0.36	$ 0.64	$ 0.6	$ (0.19)	$ 4.15	[2]	$ 1.43	[2]	$ 5.66	[2]

[1]	Profit attributable to common stockholders.
[2]	Diluted by assumed exercise of stock-based compensation awards, using the treasury stock method.

Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information
Entity Registrant Name	CATERPILLAR INC
Entity Central Index Key	0000018230
Document Type	8-K
Document Period End Date	Dec 31, 2010
Amendment Flag	false